                                                           File Numbers 33-3233
                                                                       811-4585

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment Number


                    Post-Effective Amendment Number 42            X


                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                            Amendment Number 135                  X


                     MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                     ------------------------------------
              (formerly Minnesota Mutual Variable Life Account)
                               (Name of Trust)

                       Minnesota Life Insurance Company
                       --------------------------------
             (formerly The Minnesota Mutual Life Insurance Company
                                 (Depositor)

            400 Robert Street North, St. Paul, Minnesota 55101-2098
            -------------------------------------------------------
                  (Depositor's Principal Executive Offices)

                          Gary R. Christensen, Esq.

             Senior Vice President, General Counsel and Secretary

                       Minnesota Life Insurance Company
                           400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                        ------------------------------
                             (Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

             immediately upon filing pursuant to paragraph (b) of Rule 485
      ---


       X     on October 9, 2018 pursuant to paragraph (b) of Rule 485
      ---


             60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ---

             on (date) pursuant to paragraph (a)(1) of Rule 485
      ---

If appropriate, check the following:

             this post-effective amendment designates a new effective date for
      ---    a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

             Variable Adjustable Life Insurance Policies

PART A: INFORMATION REQUIRED IN A PROSPECTUS

Item Number           Caption in Prospectus

     1.               Front and Back Cover Pages

     2.               Benefit Summary: Benefits and Risks

     3.               Risk/Benefit Summary: Fee Table

     4. General Description of Minnesota Life Variable Life Account, Minnesota Life Insurance Company and Portfolio Companies

     5.               Charges

     6.               General Description of Contracts

     7.               Premiums

     8.               Death Benefits and Contract Values

     9.               Surrenders, Partial Surrenders, and Partial Withdrawals

    10.               Loans

    11.               Lapse and Reinstatement

    12.               Taxes

    13.               Legal Proceedings

    14.               Financial Statements

SUPPLEMENT DATED OCTOBER 9, 2018 TO THE FOLLOWING PROSPECTUSES DATED MAY 1,
2018:

    .  VARIABLE ADJUSTABLE LIFE
    .  VARIABLE ADJUSTABLE LIFE-SD
    .  VARIABLE ADJUSTABLE LIFE HORIZON
    .  VARIABLE ADJUSTABLE LIFE SUMMIT
    .  VARIABLE ADJUSTABLE LIFE SURVIVOR
    .  MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (ML VGUL)
    .  SECURIAN LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (SLIC VGUL)
    .  W&R ADVISORS ACCUMULATOR VARIABLE UNIVERSAL LIFE
    .  W&R ADVISORS RETIREMENT BUILDER VARIABLE ANNUITY
    .  W&R ADVISORS RETIREMENT BUILDER II VARIABLE ANNUITY
    .  MULTIOPTION(R) VARIABLE ANNUITY
    .  MULTIOPTION(R) VARIABLE ANNUITY (UMOA)
    .  MULTIOPTION(R) ADVISOR VARIABLE ANNUITY
    .  MULTIOPTION(R) LEGEND VARIABLE ANNUITY
    .  MULTIOPTION(R) EXTRA VARIABLE ANNUITY
    .  MULTIOPTION(R) GUIDE VARIABLE ANNUITY
    .  MULTIOPTION(R) ADVANTAGE VARIABLE ANNUITY
    .  MULTIOPTION(R) ACHIEVER
    .  MULTIOPTION(R) CLASSIC
    .  MULTIOPTION(R) SELECT
    .  MEGANNUITY

A meeting of the shareholders of the Ivy VIP Micro Cap Growth Portfolio ("Ivy VIP Micro Cap Growth Fund") is scheduled for November 1, 2018, for the purpose of approving an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Ivy VIP Micro Cap Growth Fund to, and the assumption of all of the liabilities of the Ivy VIP Micro Cap Growth Fund by, the Ivy VIP Small Cap Growth Portfolio ("Ivy VIP Small Cap Growth Fund") in exchange for shares of the Ivy VIP Small Cap Growth Fund and the distribution of such shares to the shareholders of the Ivy VIP Micro Cap Growth Fund in complete liquidation of the Ivy VIP Micro Cap Growth Fund (the "merger"). Effective on or about November 5, 2018, pending shareholder approval of the merger, the (i) Ivy VIP Micro Cap Growth Fund will merge into the Ivy VIP Small Cap Growth Fund and (ii) the surviving fund, the Ivy VIP Small Cap Growth Fund, will be added as an investment option to those variable annuity and variable life insurance products (the "Products" or "Product") listed above that currently do not offer the surviving fund.* All instructions for the Ivy VIP Micro Cap Growth Fund received after November 2, 2018,/ /will be deemed instructions for the Ivy VIP Small Cap Growth Fund. This includes, but is not limited to, instructions for purchase payments, partial withdrawals, and transfer instructions (including outstanding instructions under any automatic or systematic transfer option).

After the merger, the Ivy VIP Micro Cap Growth Fund will no longer be an investment option for the Products. The Sub-Account offered under your Product that was previously investing in the Ivy VIP Micro Cap Growth Fund will invest in the Ivy VIP Small Cap Growth Fund and thereafter the policy or contract value will depend on the performance of the Ivy VIP Small Cap Growth Fund. All references in the Product prospectuses to the Ivy VIP Micro Cap Growth Fund will be replaced with the Ivy VIP Small Cap Growth Fund, including the addition of the following:



     FUND NAME      INVESTMENT ADVISER          INVESTMENT OBJECTIVE
 -----------------------------------------------------------------------------
 Ivy VIP Small Cap  Ivy Investment      To seek to provide growth of capital.
 Growth Portfolio   Management Company



You will have the following rights with regard to your Product as a result of the merger:

  . The right to transfer out of the Ivy VIP Micro Cap Growth Sub-Account to any other Sub-Account regardless of any transfer restrictions, including a waiver of any timing and minimum dollar transfer restrictions, from now through November 2, 2018.

  . The right to transfer out of the Ivy VIP Small Cap Growth Sub-Account to any other Sub-Account regardless of any transfer restrictions, including a waiver of any timing and minimum dollar transfer restrictions, for sixty
     (60) days after the date of the merger.

  . The waiver of any asset allocation investment requirements that may occur as a result of this merger. The waiver will apply until you make an allocation change, including any Sub-Account transfer, for your contract.

The merger does not result in any change in the amount of your accumulated policy or contract value or in the dollar value of your investment in the separate account. In addition, the merger does not cause any fees or charges under your policy or contract to be greater, it does not alter your rights or our obligations under the policy or contract, and it does not result in any tax liability to you.

A copy of the Ivy VIP Small Cap Growth Fund Prospectus is enclosed for your reference. You should read the Prospectus carefully and consider the investment objectives, risks, charges, and expenses associated with any underlying investment option before you invest.

If you need additional information, please contact your registered representative.

* The Ivy VIP Small Cap Growth Fund is already offered through W&R Advisors Accumulator Variable Universal Life, W&R Retirement Builder Variable Annuity, and W&R Advisors Retirement Builder II Variable Annuity.



Please retain this supplement for future reference.
--------------------------------------------------------------------------------
F92330 10-2018

PROSPECTUS

MINNESOTA LIFE INSURANCE COMPANY
MINNESOTA LIFE VARIABLE LIFE ACCOUNT

VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

    This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company ("Minnesota Life"). It provides life insurance protection for the life of the insured so long as scheduled premiums are paid. Under some plans of insurance, the face amount of insurance may decrease or terminate during the life of the insured.

    The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

    Variable Adjustable Life policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of all Policies will vary with the investment experience of these options.

    You should consider the Policy in conjunction with other insurance you own. REPLACING YOUR EXISTING LIFE INSURANCE WITH THIS POLICY MAY NOT BE TO YOUR ADVANTAGE. IN ADDITION, IT MAY NOT BE TO YOUR ADVANTAGE TO FINANCE THE PURCHASE OR MAINTENANCE OF THIS POLICY THROUGH A LOAN OR THROUGH WITHDRAWALS FROM ANOTHER POLICY. PLEASE CONSULT YOUR REGISTERED REPRESENTATIVE OR FINANCIAL ADVISER.

THE VARIABLE LIFE ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:



SECURIAN FUNDS TRUST
..  SFT CORE BOND FUND -- CLASS 2 SHARES
..  SFT GOVERNMENT MONEY MARKET FUND
..  SFT INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
..  SFT INDEX 500 FUND -- CLASS 2 SHARES
..  SFT INTERNATIONAL BOND FUND -- CLASS 2 SHARES
..  SFT MORTGAGE SECURITIES FUND -- CLASS 2 SHARES
..  SFT REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES
..  SFT IVY/SM/ GROWTH FUND*
..  SFT IVY/SM/ SMALL CAP GROWTH FUND*
..  SFT T. ROWE PRICE VALUE FUND
..  SFT WELLINGTON CORE EQUITY FUND -- CLASS 2 SHARES

  *'IVY' IS THE SERVICE MARK OF IVY DISTRIBUTORS, INC., AN AFFILIATE OF THE IVY
   INVESTMENT MANAGEMENT COMPANY, THE FUND'S SUBADVISOR.

[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB VARIABLE PRODUCTS SERIES FUND, INC.
..  INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

[LOGO] American Century
       Investments(R)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
..  VP INCOME & GROWTH FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..  VP INFLATION PROTECTION FUND -- CLASS II SHARES

[LOGO]

AMERICAN FUNDS INSURANCE SERIES(R)
..  GLOBAL BOND FUND -- CLASS 2 SHARES
..  GLOBAL GROWTH FUND -- CLASS 2 SHARES
..  GLOBAL SMALL CAPITALIZATION FUND -- CLASS 2 SHARES
..  GROWTH FUND -- CLASS 2 SHARES
..  GROWTH-INCOME FUND -- CLASS 2 SHARES
..  INTERNATIONAL FUND -- CLASS 2 SHARES
..  NEW WORLD FUND(R) -- CLASS 2 SHARES
..  U.S. GOVERNMENT/AAA-RATED SECURITIES FUND -- CLASS 2 SHARES

[LOGO]
Fidelity/R/
INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
..  EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..  MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[LOGO]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..  FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES
..  FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
..  FRANKLIN SMALL-MID CAP GROWTH VIP FUND -- CLASS 2 SHARES
..  TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES

[LOGO] Goldman Sachs Asset Management

GOLDMAN SACHS VARIABLE INSURANCE TRUST
..  GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES


[LOGO]

AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
..  INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
..  INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
..  INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
..  INVESCO V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
..  INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[LOGO] IVY INVESTMENTS/R/





IVY VARIABLE INSURANCE PORTFOLIOS
..  IVY VIP ASSET STRATEGY -- CLASS II SHARES
..  IVY VIP BALANCED -- CLASS II SHARES
..  IVY VIP CORE EQUITY -- CLASS II SHARES
..  IVY VIP GLOBAL GROWTH -- CLASS II SHARES
..  IVY VIP HIGH INCOME -- CLASS II SHARES
..  IVY VIP INTERNATIONAL CORE EQUITY -- CLASS II SHARES
..  IVY VIP MICRO CAP GROWTH -- CLASS II SHARES
..  IVY VIP MID CAP GROWTH -- CLASS II SHARES
..  IVY VIP NATURAL RESOURCES -- CLASS II SHARES
..  IVY VIP SCIENCE AND TECHNOLOGY -- CLASS II SHARES
..  IVY VIP SMALL CAP CORE -- CLASS II SHARES
..  IVY VIP VALUE -- CLASS II SHARES



JANUS ASPEN SERIES
..  JANUS HENDERSON BALANCED PORTFOLIO -- SERVICE SHARES*
..  JANUS HENDERSON FORTY PORTFOLIO -- SERVICE SHARES*
..  JANUS HENDERSON MID CAP VALUE PORTFOLIO -- SERVICE SHARES*
..  JANUS HENDERSON OVERSEAS PORTFOLIO -- SERVICE SHARES*

  *THE ADDITION OF "JANUS HENDERSON" AS PART OF THE PORTFOLIO'S LEGAL NAME WAS
   EFFECTIVE ON JUNE 5, 2017.

[LOGO] MFS/(SM)/




MFS(R) VARIABLE INSURANCE TRUST
..  MFS(R) MID CAP GROWTH SERIES -- SERVICE CLASS

MFS(R) VARIABLE INSURANCE TRUST II
..  MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS

[LOGO] Morgan Stanley
       Investment Management

MORGAN STANLEY VARIABLE INSURANCE FUND, INC.

..  EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[LOGO]

ALPS VARIABLE INVESTMENT TRUST
..  MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
   SHARES*
..  MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
.. MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* .. MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
..  MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
   SHARES*

  *THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
   SHARES OF UNDERLYING FUNDS.

[LOGO] NEUBERGER BERMAN



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
..  NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO -- S CLASS SHARES

[LOGO]
OppenheimerFunds/TM/
The Right Way to Invest

OPPENHEIMER VARIABLE ACCOUNT FUNDS
..  MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
..  OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES



PIMCO VARIABLE INSURANCE TRUST
..  PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
..  PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] Putnam Investments

PUTNAM VARIABLE TRUST
..  PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES
..  PUTNAM VT GROWTH OPPORTUNITIES FUND -- CLASS IB SHARES
..  PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES
..  PUTNAM VT SUSTAINABLE LEADERS FUND -- CLASS IB SHARES



    PLEASE NOTE THAT THE POLICY AND THE FUND PORTFOLIOS:
       .   are not guaranteed to achieve their goals;
       .   are not federally insured;
       .   are not endorsed by any bank or government agency; and
       .   are subject to risks, including loss of the amount invested.

    THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUND PORTFOLIOS SHOWN ABOVE. THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

    THE POLICIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    MINNESOTA LIFE
    400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098
    PH 651/665-3500 . HTTP:/WWW.SECURIAN.COM

    DATED: MAY 1, 2018

TABLE OF CONTENTS

         SUMMARY OF BENEFITS AND RISKS                                    1

         GENERAL DESCRIPTIONS                                             6
               Minnesota Life Insurance Company                           6
               Variable Life Account                                      7
               The Funds                                                  7
               Additions, Deletions or Substitutions                     12
               The Guaranteed Principal Account                          13
               Payments Made by Underlying Mutual Funds                  14

         DETAILED INFORMATION ABOUT THE VARIABLE ADJUSTABLE
           LIFE INSURANCE POLICY                                         15
               Adjustable Life Insurance                                 15
               Policy Adjustments                                        17
               Applications and Policy Issue                             22
               Policy Premiums                                           22
               Policy Values                                             26
               Death Benefit Options                                     30
               Policy Loans                                              31
               Surrender                                                 33
               Free Look                                                 34
               Conversion                                                34
               Exchange Offer                                            34
               Policy Charges                                            35
               Other Policy Provisions                                   38
               Additional Benefits                                       41

         OTHER MATTERS                                                   42
               Federal Tax Status                                        42
               Voting Rights                                             48
               Compensation Paid for the Sale of Policies                49
               Cybersecurity                                             50
               Legal Proceedings                                         51
               Registration Statement                                    51

         SPECIAL TERMS                                                   52

         APPENDIX A -- EXAMPLE OF SALES LOAD COMPUTATION                 53

         STATEMENT OF ADDITIONAL INFORMATION                             54

SUMMARY OF BENEFITS AND RISKS

The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes two versions of the Variable Adjustable Life ("VAL") Insurance Policy, VAL '87 and VAL '95. In states where the policy forms were approved, VAL '87 was issued prior to May 1, 1995 and VAL '95 after that date. As the policy owner, you can exercise all the rights under the policy, including the right to change the owner and beneficiary, the right to make policy adjustments and the right to exchange to a newer variable universal life insurance policy. See "Exchange Offer." A variable adjustable life insurance policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle due to the cost of insurance and the expenses charged. This Policy is no longer issued after October 31, 2008.

WHAT ARE SOME OF THE BENEFITS OF THE POLICY?

The Policy described in this prospectus combines a guaranteed death benefit, flexible administrative procedures, and significant and useful market sensitive investment features.

WHAT IS THE GUARANTEED DEATH BENEFIT?

We guarantee that the face amount of insurance shown on the policy specification page will be paid on the death of the insured as long as there is no policy indebtedness and all scheduled premiums have been paid. Some policies have a scheduled decrease in the guaranteed face amount at the end of the initial policy protection period. In this case, the time and amount of the decrease are also shown on the policy specification page. The importance of the guarantee is that adverse investment performance may never reduce your life insurance protection below the guaranteed amount. See "Adjustable Life Insurance."

WHAT MAKES THE POLICY "ADJUSTABLE"?

The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. The three components in designing your Policy are the level of premiums you wish to pay, the level of death benefit protection you need and the appropriate plan of insurance for you. You may choose any two of the three components -- premium, face amount and plan -- and we will calculate the third component. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose any level of premium or death benefit that you wish. Some limitations do apply to policy adjustments. See "Policy Adjustments."

Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the death of the insured whenever that occurs. Whole life plans may be suitable for individuals who wish to ensure lifetime coverage, without any scheduled reduction in face amount, by the payment of relatively higher premiums and, in certain cases, for a lesser period of time, or who wish to accumulate substantial cash values by utilizing the investment features of the Policy. Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element. The protection plan may be a suitable starting point for young policy owners who have not reached their peak earning years but who have substantial life insurance needs. For any given face amount of insurance, you may select a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. The higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid up.

WHAT MAKES THE POLICY "VARIABLE"?

The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."

Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed principal account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed principal account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Principal Account."

WHAT DEATH BENEFIT OPTIONS ARE OFFERED UNDER THE POLICY?

The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values which will, on whole life plans, shorten the premium paying period. Only if and when the policy value exceeds the net single premium for the then current face amount will the death benefit vary.

The Protection Option provides a variable death benefit from the issue date as well as variable actual cash value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased cash value accumulations, although any increases in actual cash values under the Protection Option will not be as great as under the Cash Option. See "Death Benefit Options."

DO YOU HAVE ACCESS TO YOUR POLICY VALUES?

Yes. You may transfer policy values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. See "Transfers" and "Surrender." You may also borrow up to 90 percent of your policy value as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."

WHAT ARE SOME OF THE RISKS OF THE POLICY?

There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the policy. See "Policy Values."

There is a risk that a Policy will lapse. Lapse will occur if a scheduled premium is not paid, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will lapse. If a Policy with a substantial loan lapses, there may be significant negative tax consequences.

Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."

You may make a partial surrender of the actual cash value. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the actual cash value and the death benefit and will increase the risk of lapse or termination. In addition, a partial surrender may have significant tax consequences. See "Federal Tax Status."

There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as dividends, cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a 10 percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

The guaranteed principal account is part of our general account, which consists of all assets owned by us other than those in the variable life account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Portfolio values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, owners could lose all or part of their premium payments.

SUMMARY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The charges may not be representative of the charges you will pay. Your Policy's schedule pages indicate the charges applicable to your Policy. More information about your Policy charges is available upon request by contacting us at the telephone number or address listed on the cover page of this prospectus.

TRANSACTION FEES

This table describes the fees and expense that you will pay at the time that you buy the Policy, surrender the Policy, adjust the Policy or make transfers between the investment options.

         CHARGE             WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED
First Year Sales Load(1)   Upon first year premium    Maximum of 23 percent of
                           payment and for the first  first year premium(3)
                           year after a premium
                           increase(2)
Sales Load(1)              Upon premium payment       Maximum of 7 percent of
                                                      premiums in all years(4)

         CHARGE             WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED
Underwriting Charge        Upon first year premium    Maximum of $5 per $1,000
                           payment and for the first  of face amount(3)
                           year after a face amount
                           increase(2)
Premium Tax Charge         Upon premium payment       2.5 percent of premium(5)
Face Amount Guarantee      Upon premium payment       1.5 percent of premium(4)
Charge
Policy Adjustment          At policy adjustment for   $25
Transaction Charge(6)      changes in premium, face
                           amount or plan of
                           insurance
Partial Surrender          At partial surrender       The lesser of $25 or 2
Transaction Charge                                    percent of partial
                                                      surrender amount
Transfer Transaction       At transfer of cash values Maximum of $10(7)
Charge
Sub-standard Risk Charge   Upon premium payment       Maximum of $260 and
(VAL '95)                                             minimum of $0.08 per
                                                      $1,000 of face amount
                                                      The charge for a
                                                      representative male
                                                      nonsmoker age 35 would be
                                                      $2.50 per $1,000 of face
                                                      amount(8)
Exchange Administrative    At issue of an internal    $150
Charge                     exchange

(1) Sales load is the maximum sales charge imposed on a premium.

(2) First year premium is base premium payable in the first 12 months of the contract, or the base premium paid in the 12 months following a face amount increase.

(3) The charge only applies to base premium up to that which provides level premium and face amount for life.

(4) Applies to base premiums. This charge does not apply to premiums for additional agreements. This charge currently does not apply to nonrepeating premiums. See "Special Terms."

(5) Applies to base premiums and nonrepeating premiums.

(6) See "Policy Adjustments."

(7) Currently, no transfer transaction charge is assessed.

(8) The charge varies by the age and underwriting class of the insured as well as the face amount and premium level of the policy.

       PERIODIC CHARGES OTHER THAN INVESTMENT OPTION OPERATING EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

         CHARGE             WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED
Cost of Insurance Charge   Monthly                    Maximum of $83.33 and
                                                      minimum of $0.01 per
                                                      $1,000 of net amount at
                                                      risk(1)
                                                      The charge for a
                                                      representative male
                                                      nonsmoker standard risk
                                                      age 35 would be $0.06 per
                                                      $1,000 of net amount at
                                                      risk(1)
Administration Charge      Monthly                    $5
Mortality and Expense      Daily                      An annual rate of 0.50
Risk Charge                                           percent of average daily
                                                      net assets of Variable
                                                      Life Account

         CHARGE             WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED
Sub-standard Risk Charge   Monthly                    Maximum of $22 and
(VAL '87)                                             minimum of $0.01 per
                                                      $1,000 of face amount
                                                      The charge for a
                                                      representative male
                                                      nonsmoker age 35 would be
                                                      $0.19 per $1,000 of face
                                                      amount(1)
Loan Interest Charge       Annually and upon policy   Loan interest accrues
                           adjustment                 daily at an annual rate
                                                      of 8 percent of loan
                                                      amount(2)
Additional Agreements:     Upon premium payment        a)Maximum of $11.24 and
 a)Waiver of Premium                                     minimum of $0.12 per
   Agreement                                             $1,000 of face amount
                                                         annually
                                                      The charge for a
                                                      representative male
                                                      nonsmoker age 30 would be
                                                      $0.30 per $1,000 of face
                                                      amount annually(3)
 b)Policy Enhancement      Annually                    b)$8 annually
   Agreement
 c)Face Amount Increase    Upon premium payment        c)Maximum of $2.29 and
   Agreement                                             minimum of $0.65 per
                                                         $1,000 of agreement
                                                         coverage annually
                                                      The charge for a
                                                      representative male age 7
                                                      would be $0.87 per $1,000
                                                      of agreement coverage
                                                      annually(4)
 d)Survivorship Life       Upon premium payment        d)Maximum of $35.04 and
   Agreement                                             minimum of $0.20 per
                                                         $1,000 of agreement
                                                         coverage annually
                                                      The charge for
                                                      representative male and
                                                      female both nonsmokers
                                                      age 40 would be $0.28 per
                                                      $1,000 of agreement
                                                      coverage annually(5)
 e)Family Term Agreement   Upon premium payment        e)$5 per $1,000 of
                                                         agreement coverage
                                                         annually

(1) Net amount at risk is defined as death benefit minus policy value. These charges vary by the age and underwriting class of the insured as well as the duration, face amount and premium level of the Policy.

(2) See "Policy Loan Interest."

(3) The charge varies by the age and underwriting class of the insured.

(4) The charge varies by the age of the insured.

(5) The charge varies by the ages and underwriting classes of the applicants. These charges may not be representative of the charges for a particular insured. More information regarding these charges for a specific insured are available upon request to us.

                 TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS

This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds for the fiscal year ended December 31, 2017. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.

                          CHARGE                     MINIMUM MAXIMUM
               Total Fees and Expenses(1)(2)(3)       0.45%   1.57%

(1) The total fees and expenses include the investment management fee, distribution (12b-1) fee and other expenses for the Funds.

(2) The table showing the range of expenses for the Portfolios takes into account the expenses of the Morningstar ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Morningstar on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by a Morningstar ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Morningstar ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

(3) The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2017 was 0.27 percent, resulting in a net annual portfolio company operating expense of 1.30 percent for the Morgan Stanley VIF Emerging Markets Equity Portfolio. Please see the Morgan Stanley VIF Emerging Markets Equity Portfolio prospectus for additional information.

GENERAL DESCRIPTIONS

MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

VARIABLE LIFE ACCOUNT

A separate account, called the Minnesota Life Variable Life Account, was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has 67 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

THE FUNDS

Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.

NOTE: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

        FUND NAME             INVESTMENT ADVISER        INVESTMENT OBJECTIVE
        ---------             ------------------        --------------------
AB VARIABLE PRODUCTS SERIES FUND, INC.:
International Value        AllianceBernstein L.P.     The Portfolio's
Portfolio - Class B Shares                            investment objective is
                                                      long-term growth of
                                                      capital.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE FUNDS):
Invesco V.I. American      Invesco Advisers, Inc.     Above-average total
Value Fund - Series II                                return over a market
Shares                                                cycle of three to five
                                                      years by investing in
                                                      common stocks and other
                                                      equity securities.
Invesco V.I. Comstock      Invesco Advisers, Inc.     Seeks capital growth and
Fund - Series II Shares                               income through
                                                      investments in equity
                                                      securities, including
                                                      common stocks, preferred
                                                      stocks and securities
                                                      convertible into common
                                                      and preferred stocks.
Invesco V.I. Equity and    Invesco Advisers, Inc.     Both capital appreciation
Income Fund - Series II                               and current income.
Shares

        FUND NAME              INVESTMENT ADVISER         INVESTMENT OBJECTIVE
        ---------              ------------------         --------------------
Invesco V.I. Growth and     Invesco Advisers, Inc.      Seek long-term growth of
Income Fund - Series II                                 capital and income.
Shares
Invesco V.I. Small Cap      Invesco Advisers, Inc.      Long-term growth of
Equity Fund - Series II                                 capital.
Shares
ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR):
Morningstar Aggressive      ALPS Advisors, Inc.         Seeks to provide
Growth ETF Asset            SUB-ADVISER: Morningstar    investors with capital
Allocation Portfolio -      Investment Management LLC   appreciation.
Class II Shares
Morningstar Balanced ETF    ALPS Advisors, Inc.         Seeks to provide
Asset Allocation            SUB-ADVISER: Morningstar    investors with capital
Portfolio - Class II        Investment Management LLC   appreciation and some
Shares                                                  current income.
Morningstar Conservative    ALPS Advisors, Inc.         Seeks to provide
ETF Asset Allocation        SUB-ADVISER: Morningstar    investors with current
Portfolio - Class II        Investment Management LLC   income and preservation
Shares                                                  of capital.
Morningstar Growth ETF      ALPS Advisors, Inc.         Seeks to provide
Asset Allocation            SUB-ADVISER: Morningstar    investors with capital
Portfolio - Class II        Investment Management LLC   appreciation.
Shares
Morningstar Income and      ALPS Advisors, Inc.         Seeks to provide
Growth ETF Asset            SUB-ADVISER: Morningstar    investors with current
Allocation Portfolio -      Investment Management LLC   income and capital
Class II Shares                                         appreciation.
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Income & Growth Fund -   American Century            The fund seeks capital
Class II Shares             Investment Management,      growth by investing in
                            Inc.                        common stocks. Income is
                                                        a secondary objective.
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection     American Century            The fund pursues
Fund - Class II Shares      Investment Management,      long-term total return
                            Inc.                        using a strategy that
                                                        seeks to protect against
                                                        U.S. inflation.
AMERICAN FUNDS INSURANCE SERIES(R):
Global Bond Fund - Class    Capital Research and        The fund's investment
2 Shares                    Management Company          objective is to provide,
                                                        over the long term, a
                                                        high level of total
                                                        return consistent with
                                                        prudent investment
                                                        management.
Global Growth Fund -        Capital Research and        The fund's investment
Class 2 Shares              Management Company          objective is to provide
                                                        long-term growth of
                                                        capital.
Global Small                Capital Research and        The fund's investment
Capitalization Fund -       Management Company          objective is to provide
Class 2 Shares                                          long-term growth of
                                                        capital.
Growth Fund - Class 2       Capital Research and        The fund's investment
Shares                      Management Company          objective is to provide
                                                        growth of capital.
Growth-Income Fund -        Capital Research and        The fund's investment
Class 2 Shares              Management Company          objectives are to achieve
                                                        long-term growth of
                                                        capital and income.
International Fund -        Capital Research and        The fund's investment
Class 2 Shares              Management Company          objective is to provide
                                                        long-term growth of
                                                        capital.
New World Fund(R) - Class   Capital Research and        The fund's investment
2 Shares                    Management Company          objective is long-term
                                                        capital appreciation.
U.S. Government/AAA-Rated   Capital Research and        The fund's investment
Securities Fund - Class 2   Management Company          objective is to provide a
Shares                                                  high level of current
                                                        income consistent with
                                                        preservation of capital.

        FUND NAME              INVESTMENT ADVISER         INVESTMENT OBJECTIVE
        ---------              ------------------         --------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS:
Equity-Income Portfolio -   Fidelity Management &       Seeks reasonable income.
Service Class 2 Shares      Research Company (FMR) is   The fund will also
                            the fund's manager.         consider the potential
                            SUB-ADVISER: FMR            for capital appreciation.
                            Investment Management       The fund's goal is to
                            (U.K.) Limited; Fidelity    achieve a yield which
                            Management & Research       exceeds the composite
                            (Japan) Limited; Fidelity   yield on the securities
                            Management & Research       comprising the Standard &
                            (HK) Ltd; FMR Co., Inc.     Poor's 500(SM) Index (S&P
                            (FMRC)                      500(R)).
Mid Cap Portfolio -         Fidelity Management &       Seeks long-term growth of
Service Class 2 Shares      Research Company (FMR) is   capital.
                            the fund's manager.
                            SUB-ADVISER: FMR
                            Investment Management
                            (U.K.) Limited; Fidelity
                            Management & Research
                            (Japan) Limited; Fidelity
                            Management & Research
                            (HK) Ltd; FMR Co., Inc.
                            (FMRC)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Mutual Shares      Franklin Mutual Advisers,   Seeks capital
VIP Fund - Class 2 Shares   LLC                         appreciation, with income
                                                        as a secondary goal.
                                                        Under normal market
                                                        conditions, the fund
                                                        invests primarily in U.S.
                                                        and foreign equity
                                                        securities that the
                                                        investment manager
                                                        believes are undervalued.
Franklin Small Cap Value    Franklin Advisory           Seeks long-term total
VIP Fund - Class 2 Shares   Services, LLC               return. Under normal
                                                        market conditions, the
                                                        fund invests at least 80%
                                                        of its net assets in
                                                        investments of small
                                                        capitalization companies.
Franklin Small-Mid Cap      Franklin Advisers, Inc.     Seeks long-term capital
Growth VIP Fund - Class 2                               growth. Under normal
Shares                                                  market conditions, the
                                                        fund invests at least 80%
                                                        of its net assets in
                                                        investments of small
                                                        capitalization and
                                                        mid-capitalization
                                                        companies.
Templeton Developing        Templeton Asset             Seeks long-term capital
Markets VIP Fund - Class    Management Ltd.             appreciation. Under
2 Shares                                                normal market conditions,
                                                        the fund invests at least
                                                        80% of its net assets in
                                                        emerging markets
                                                        investments.
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs VIT High      Goldman Sachs Asset         Seeks to provide a high
Quality Floating Rate       Management, L.P.            level of current income,
Fund - Service Shares                                   consistent with low
                                                        volatility of principal.
IVY VARIABLE INSURANCE PORTFOLIOS:
Ivy VIP Asset Strategy -    Ivy Investment Management   To seek to provide total
Class II Shares             Company                     return.
Ivy VIP Balanced - Class    Ivy Investment Management   To seek to provide total
II Shares                   Company                     return through a
                                                        combination of capital
                                                        appreciation and current
                                                        income.
Ivy VIP Core Equity -       Ivy Investment Management   To seek to provide
Class II Shares             Company                     capital growth and
                                                        appreciation.
Ivy VIP Global Growth -     Ivy Investment Management   To seek to provide growth
Class II Shares             Company                     of capital.

        FUND NAME             INVESTMENT ADVISER        INVESTMENT OBJECTIVE
        ---------             ------------------        --------------------
Ivy VIP High Income -      Ivy Investment Management  To seek to provide total
Class II Shares            Company                    return through a
                                                      combination of high
                                                      current income and
                                                      capital appreciation.
Ivy VIP International      Ivy Investment Management  To seek to provide
Core Equity - Class II     Company                    capital growth and
Shares                                                appreciation.
Ivy VIP Micro Cap Growth   Ivy Investment Management  To seek to provide growth
- Class II Shares          Company                    of capital.
Ivy VIP Mid Cap Growth -   Ivy Investment Management  To seek to provide growth
Class II Shares            Company                    of capital.
Ivy VIP Natural Resources  Ivy Investment Management  To seek to provide
- Class II Shares          Company                    capital growth and
                           SUB-ADVISER: Mackenzie     appreciation.
                           Financial Corporation
Ivy VIP Science and        Ivy Investment Management  To seek to provide growth
Technology - Class II      Company                    of capital.
Shares
Ivy VIP Small Cap Core -   Ivy Investment Management  To seek to provide
Class II Shares            Company                    capital appreciation.
Ivy VIP Value - Class II   Ivy Investment Management  To seek to provide
Shares                     Company                    capital appreciation.
JANUS ASPEN SERIES:
Janus Henderson Balanced   Janus Capital Management   Seeks long-term capital
Portfolio - Service        LLC                        growth, consistent with
Shares*                                               preservation of capital
                                                      and balanced by current
                                                      income.
Janus Henderson Forty      Janus Capital Management   Seeks long-term growth of
Portfolio - Service        LLC                        capital.
Shares*
Janus Henderson Mid Cap    Janus Capital Management   Seeks capital
Value Portfolio - Service  LLC                        appreciation.
Shares*                    SUB-ADVISER: Perkins
                           Investment Management LLC
Janus Henderson Overseas   Janus Capital Management   Seeks long-term growth of
Portfolio - Service        LLC                        capital.
Shares*
* The addition of "Janus Henderson" as part of the Portfolio's legal name was effective on June 5, 2017.
MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Mid Cap Growth      Massachusetts Financial    The fund's investment
Series - Service Class     Services Company           objective is to seek
                                                      capital appreciation. The
                                                      fund's objective may be
                                                      changed without
                                                      shareholder approval.
MFS(R) VARIABLE INSURANCE TRUST II:
MFS(R) International       Massachusetts Financial    To seek capital
Value Portfolio -          Services Company           appreciation.
Service Class
MORGAN STANLEY VARIABLE INSURANCE FUND, INC.:
Emerging Markets Equity    Morgan Stanley Investment  Seeks long-term capital
Portfolio - Class II       Management Inc.            appreciation by investing
Shares                                                primarily in
                                                      growth-oriented equity
                                                      securities of issuers in
                                                      emerging market countries.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Neuberger Berman AMT       Neuberger Berman           The fund seeks long-term
Sustainable Equity         Investment Advisers LLC    growth of capital by
Portfolio - S Class Shares                            investing primarily in
                                                      securities of companies
                                                      that meet the Fund's
                                                      financial criteria and
                                                      social policy.
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Main Street Small Cap      OFI Global Asset           The fund seeks capital
Fund(R)/VA - Service       Management, Inc.           appreciation.
Shares                     SUB-ADVISER:
                           OppenheimerFunds, Inc.
Oppenheimer International  OFI Global Asset           The fund seeks capital
Growth Fund/VA - Service   Management, Inc.           appreciation.
Shares                     SUB-ADVISER:
                           OppenheimerFunds, Inc.

        FUND NAME              INVESTMENT ADVISER         INVESTMENT OBJECTIVE
        ---------              ------------------         --------------------
PIMCO VARIABLE INSURANCE TRUST:
PIMCO VIT Low Duration      Pacific Investment          Seeks maximum total
Portfolio - Advisor Class   Management Company LLC      return, consistent with
Shares                      ("PIMCO")                   preservation of capital
                                                        and prudent investment
                                                        management.
PIMCO VIT Total Return      Pacific Investment          Seeks maximum total
Portfolio - Advisor Class   Management Company LLC      return, consistent with
Shares                      ("PIMCO")                   preservation of capital
                                                        and prudent investment
                                                        management.
PUTNAM VARIABLE TRUST:
Putnam VT Equity Income     Putnam Investment           Seeks capital growth and
Fund - Class IB Shares      Management, LLC             current income.
Putnam VT Growth            Putnam Investment           Seeks capital
Opportunities Fund -        Management, LLC             appreciation.
Class IB Shares
Putnam VT International     Putnam Investment           Seeks capital
Equity Fund - Class IB      Management, LLC             appreciation.
Shares                      SUB-ADVISER: Putnam
                            Investments Limited; The
                            Putnam Advisory Company,
                            LLC
Putnam VT Sustainable       Putnam Investment           Seeks long-term capital
Leaders Fund - Class IB     Management, LLC             appreciation.
Shares                      SUB-ADVISER: Putnam
                            Investments Limited
SECURIAN FUNDS TRUST:
SFT Core Bond Fund -        Securian Asset              Seeks as high a level of
Class 2 Shares              Management, Inc.            a long-term total rate of
                                                        return as is consistent
                                                        with prudent investment
                                                        risk. The Portfolio also
                                                        seeks preservation of
                                                        capital as a secondary
                                                        objective.
SFT Government Money        Securian Asset              Seeks maximum current
Market Fund                 Management, Inc.            income to the extent
                                                        consistent with liquidity
                                                        and the preservation of
                                                        capital. (1)
SFT Index 400 Mid-Cap       Securian Asset              Seeks investment results
Fund - Class 2 Shares       Management, Inc.            generally corresponding
                                                        to the aggregate price
                                                        and dividend performance
                                                        of the publicly traded
                                                        common stocks that
                                                        comprise the Standard &
                                                        Poor's 400 MidCap Index
                                                        (the S&P 400).
SFT Index 500 Fund -        Securian Asset              Seeks investment results
Class 2 Shares              Management, Inc.            that correspond generally
                                                        to the price and yield
                                                        performance of the common
                                                        stocks included in the
                                                        Standard & Poor's 500
                                                        Composite Stock Price
                                                        Index (the S&P 500).
SFT International Bond      Securian Asset              Seeks to maximize current
Fund - Class 2 Shares       Management, Inc.            income, consistent with
                            SUB-ADVISER: Franklin       the protection of
                            Advisers, Inc.              principal.
SFT Mortgage Securities     Securian Asset              Seeks a high level of
Fund - Class 2 Shares       Management, Inc.            current income consistent
                                                        with prudent investment
                                                        risk.
SFT Real Estate             Securian Asset              Seeks above average
Securities Fund - Class 2   Management, Inc.            income and long-term
Shares                                                  growth of capital.
SFT Ivy/SM/ Growth Fund     Securian Asset              Seeks to provide growth
                            Management, Inc.            of capital.
                            SUB-ADVISER: Ivy
                            Investment Management
                            Company
SFT Ivy/SM/ Small Cap       Securian Asset              Seeks to provide growth
Growth Fund                 Management, Inc.            of capital.
                            SUB-ADVISER: Ivy
                            Investment Management
                            Company

        FUND NAME             INVESTMENT ADVISER        INVESTMENT OBJECTIVE
        ---------             ------------------        --------------------
SFT T. Rowe Price Value    Securian Asset             Seeks to provide
Fund                       Management, Inc.           long-term capital
                           SUB-ADVISER: T. Rowe       appreciation by investing
                           Price Associates, Inc.     in common stocks believed
                                                      to be undervalued. Income
                                                      is a secondary objective.
SFT Wellington Core        Securian Asset             Seeks growth of capital.
Equity Fund - Class 2      Management, Inc.
Shares                     SUB-ADVISER: Wellington
                           Management Company LLP

(1) Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

ADDITIONS, DELETIONS OR SUBSTITUTIONS

We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

THE GUARANTEED PRINCIPAL ACCOUNT

The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For more details regarding the guaranteed principal account, please see the Variable Adjustable Life Policy.

GENERAL ACCOUNT DESCRIPTION Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy owners do not share in the actual investment experience of the assets in the general account.

You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

GENERAL ACCOUNT VALUE We bear the full investment risk for amounts allocated to the guaranteed principal account and guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion.

You assume the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 2 percent per annum.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Life Account.

In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by us. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.35 percent of fund assets held in the Variable Life Account.

We took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when we determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Policy currently pay 12b-1 fees to us, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to us.

We consider profitability when determining the charges in the Policy. In early Policy years, we do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy years. In general, our profit will be greater the longer a Policy is held and the greater a Policy's investment return.

DETAILED INFORMATION ABOUT THE
VARIABLE ADJUSTABLE LIFE INSURANCE POLICY

ADJUSTABLE LIFE INSURANCE

This Policy is similar to our conventional life insurance product known as "adjustable life." This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. BASED ON YOUR SELECTION OF ANY TWO OF THE THREE COMPONENTS OF A POLICY -- FACE AMOUNT, PREMIUM AND PLAN -- WE WILL THEN CALCULATE THE THIRD. Thus, adjustable life allows you the flexibility to custom design a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

FLEXIBILITY Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or face amount that you wish. This flexibility results in a broad range of plans of insurance. GENERALLY SPEAKING, A PLAN OF INSURANCE REFERS TO THE LEVEL OF CASH VALUE ACCUMULATION ASSUMED IN THE DESIGN OF THE POLICY AND, FOR WHOLE LIFE PLANS, THE PERIOD DURING WHICH YOU WILL HAVE TO PAY PREMIUMS.

Whole life insurance plans provide life insurance in an amount at least equal to the initial face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured. WHOLE LIFE INSURANCE PLANS ASSUME AN EVENTUAL TABULAR CASH VALUE ACCUMULATION, AT OR BEFORE THE INSURED'S AGE 100, EQUAL TO THE NET SINGLE PREMIUM REQUIRED FOR THAT FACE AMOUNT OF INSURANCE. The tabular cash value is shown in your Policy and is described below under "Policy Adjustments." The net single premium for a whole life insurance plan is the amount of money that is necessary, at the insured's attained age, as defined in "Special Terms," to pay for all future guaranteed cost of insurance charges for the entire lifetime of the insured without the payment of additional premium. This determination assumes that the current face amount of the Policy will be constant and that the Policy will perform at its assumed rate of return.

Protection insurance plans provide life insurance in an amount at least equal to the initial face amount for a specified period. After the initial protection period, there is insurance coverage in a reduced amount on the life of the insured. PROTECTION PLANS OF INSURANCE ASSUME THE EXHAUSTION OF THE TABULAR CASH VALUE AT THE END OF THE INITIAL PROTECTION PERIOD, EXCEPT FOR THE CASH VALUE ASSOCIATED WITH THE REDUCED AMOUNT OF INSURANCE COVERAGE AT THE END OF THE INITIAL PROTECTION PERIOD.

The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios, and, for whole life plans of insurance, the shorter the period of time during which you will have to pay premiums. Under the Policy, the highest premium amount permitted at the time of issue, or the maximum plan of insurance, for a specific face amount is one which will provide a fully paid-up Policy after the payment of ten annual premium payments. A Policy becomes paid up when its policy value is such that no further premiums are required to provide the face amount of insurance until the death of the insured, provided there is no policy indebtedness.

Whole life plans may become paid up upon the payment of a designated number of annual premiums or at a designated age of the insured. If you select a premium level for a specific face amount which would cause the Policy to become paid up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid up. The Policy will be issued with a scheduled increase in face amount to reflect the fact that the scheduled premiums were in excess of the premiums required to have a paid-up Policy for the initial face amount of coverage.

If you select a premium amount which is less than the premium required for a whole life plan of insurance or, in other words, IF YOU SELECT A PROTECTION PLAN OF INSURANCE, PREMIUMS WILL BE PAYABLE FOR THE LIFE OF THE INSURED OR TO AGE 100, BUT THE GUARANTEED FACE AMOUNT OF INSURANCE PROVIDED BY THE POLICY WILL NOT BE LEVEL DURING THE LIFE OF THE INSURED. The initial face amount will be in effect until the Policy's tabular cash value, i.e., the cash value which is assumed in designing the Policy and which would be guaranteed in a conventional fixed-benefit policy, is exhausted. At that time a lower amount of insurance will become effective. This is called the scheduled reduction in face amount. The reduced face amount is calculated on the basis of the continued payment of the scheduled premiums and a whole life plan of insurance. The result is that the Policy, on issue, will have an initial guaranteed death benefit extending to a stated date; after that date, a lower death benefit is guaranteed for the life of the insured.

At the time of the scheduled reduction in face amount, we will adjust your Policy as described in the policy adjustment section of this prospectus. If the policy value (the actual cash value plus the amount of any loan) is greater than the tabular cash value, the adjustment will result in either a smaller reduction in the face amount or a scheduled reduction in face amount occurring at a later date.

For example, if a standard risk VAL '95 Policy were issued with a face amount of $100,000 and an annual premium of $926, the plan of insurance for a male non-smoker insured age 45 at issue would be full coverage until age 65, at which time the face amount would be reduced to $14,701 guaranteed for the whole of life. If we assume a hypothetical net annual investment return of 6 percent, the Cash Option death benefit, current mortality charges, no loans, and no policy adjustments, the policy value of the Policy at age 65 would be $14,613. Based on this policy value, a whole life plan, and the continued payment of the $926 premium, the face amount would be reduced to $39,983 guaranteed thereafter for the whole of life.

The table below shows the policy values and death benefits for the Policy described in the above example, if the scheduled reduction is allowed to occur, which is twenty years after issue.

                              SCHEDULED REDUCTION

                                           NON-GUARANTEED      GUARANTEED
    POLICY  ATTAINED ANNUAL  POLICY VALUE   DEATH BENEFIT    MINIMUM DEATH
    YEAR      AGE    PREMIUM END OF YEAR  BEGINNING OF YEAR BENEFIT AT ISSUE
      5        50     $926     $ 2,038        $100,000          $100,000
     10        55      926       5,662         100,000           100,000
     15        60      926      10,059         100,000           100,000
     20        65      926      14,613         100,000           100,000
     21        66      926      16,116          39,983            14,701
     22        67      926      17,709          39,983            14,701
     23        68      926      19,402          39,983            14,701
     24        69      926      21,203          39,983            14,701
     25        70      926      23,124          39,983            14,701

Alternately, for the VAL '95 Policy above we will make a policy adjustment effective the same date as the scheduled reduction to maintain the $100,000 face amount and the $926 premium. The new guaranteed plan of insurance would be full coverage until age 73, at which time the face amount would be reduced to not less than $11,871, again with the face amount guaranteed for the whole of life.

The following table shows the policy values and death benefits when a policy adjustment to maintain the initial face amount is automatically done after twenty years.

                               POLICY ADJUSTMENT

                                          NON-GUARANTEED       GUARANTEED
   POLICY  ATTAINED ANNUAL  POLICY VALUE   DEATH BENEFIT     MINIMUM DEATH
   YEAR      AGE    PREMIUM END OF YEAR  BEGINNING OF YEAR BENEFIT ADJUSTMENT
     5        50     $926     $ 2,038        $100,000           $100,000
    10        55      926       5,662         100,000            100,000
    15        60      926      10,059         100,000            100,000
    20        65      926      14,613         100,000            100,000
    21        66      926      15,501         100,000            100,000
    22        67      926      16,372         100,000            100,000
    23        68      926      17,222         100,000            100,000
    24        69      926      18,041         100,000            100,000
    25        70      926      18,819         100,000            100,000

The lowest annual base premium allowed for any plan of insurance is $300. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a level death benefit for a period which is defined in the table below:

                      ADJUSTMENT DATE PRIOR TO ADJUSTMENT DATE ON OR AFTER
                          JANUARY 1, 2017            JANUARY 1, 2017
      INSURED'S AGE   MINIMUM PLAN (IN YEARS)    MINIMUM PLAN (IN YEARS)
      Less than 71               5                          5
           71                    5                          4
           72                    5                          3
     Greater than 72             5                          2

This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $50,000.

POLICY ADJUSTMENTS

Adjustable life insurance policies allow you to change the premium, face amount or the plan of insurance of the Policy after it is issued. SUBJECT TO THE LIMITATIONS DESCRIBED MORE FULLY BELOW, YOU CAN AT ANY TIME CHANGE THE FACE AMOUNT OF YOUR POLICY OR YOUR SCHEDULED PREMIUM. A change in scheduled premium or face amount will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period may be lengthened or shortened for whole life plans or the plan may be converted from a whole life plan to a protection type plan which provides for a scheduled reduction in face amount at a future date. For Policies having a protection type plan, a change in face amount or premium may convert the Policy to a whole life plan by eliminating the scheduled decrease in face amount or it may change the time at which the decrease is scheduled to occur.

CHANGES IN PREMIUM, FACE AMOUNT OR THE PLAN OF INSURANCE ARE REFERRED TO AS POLICY ADJUSTMENTS. THEY MAY BE MADE SINGLY OR IN COMBINATION WITH ONE ANOTHER.

Policy adjustments can include:

   (1) a partial surrender of a Policy's cash value;

   (2) an adjustment so that there are no further scheduled base premiums;

   (3) an automatic adjustment at the point when the face amount is scheduled to decrease; and

   (4) an automatic adjustment made under VAL '95 at the policy anniversary nearest the insured's age 70.

When a Policy is adjusted, we compute a new plan of insurance, face amount or premium amount, if any. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status."

IN COMPUTING EITHER A NEW FACE AMOUNT OR NEW PLAN OF INSURANCE AS A RESULT OF AN ADJUSTMENT, WE WILL MAKE THE CALCULATION ON THE BASIS OF THE HIGHER OF THE POLICY'S "POLICY VALUE" OR ITS "TABULAR CASH VALUE" AT THE TIME OF THE CHANGE. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular cash value" is what the actual cash value of the Policy would have been if all scheduled premiums were paid annually on the premium due date, there were no policy adjustments or policy loans, any percentage increase in the actual cash value matched the Policy's assumed rate of return, the net investment experience of the sub-accounts selected by the owner or the interest credited to the guaranteed principal account matched the policy's assumed rate of return, the maximum cost of insurance charges were deducted once at the end of the policy year and other charges provided for in the Policy were deducted. See, for a further description of these values, the section "Policy Values." If the policy value is higher than the tabular cash value, a policy adjustment will translate the excess value into enhanced insurance coverage, as either a higher face amount or an improved plan of insurance. IF THE POLICY VALUE IS LESS THAN THE TABULAR CASH VALUE, USE OF THE TABULAR CASH VALUE ENSURES THAT THE POLICY'S GUARANTEE OF A MINIMUM DEATH BENEFIT IS NOT IMPAIRED BY THE ADJUSTMENT.

Any adjustment will result in a redetermination of a Policy's tabular cash value. After adjustment, the tabular cash value shall be equal to the greater of the policy value or the tabular cash value prior to that adjustment, plus any nonrepeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

On adjustment, you may request a new Policy face amount. In the absence of instructions to the contrary, we will calculate the face amount after adjustment depending on the Policy's death benefit option, the type of adjustment, and whether the Policy is a VAL '95 or a VAL '87. With both VAL '87 and VAL '95, if the Policy has the Cash Option death benefit the new face amount will be equal to the face amount of the Policy less the amount of any partial surrender made as part of the adjustment. With a VAL '87 Policy with the Protection Option death benefit and with the Amended VAL '95 Protection Option after age 70, the face amount after adjustment shall be equal to the face amount provided by the Policy immediately prior to the adjustment less the amount of any partial surrender made as part of the adjustment. With a VAL '95 Policy with the Protection Option death benefit before age 70, the face amount after adjustment will be equal to the face amount of the Policy immediately prior to the adjustment.

To illustrate the operation of an adjustment, consider a standard risk VAL '95 Policy issued with a face amount of $100,000 and an annual premium of $926 to a male non-smoker insured age 45. If we assume a hypothetical net annual investment return of 6 percent, the Protection Option death benefit, current mortality charges, no loans, and no policy adjustments, the policy value of the Policy at age 50 would be $2,023 and the Policy's tabular cash value would be $1,680. Assume the owner requests a policy adjustment to increase the scheduled premium to $1,500, but does not specify the face amount. As described above, we compare the policy value less the charge on adjustment to the tabular cash value to determine the policy value to be used in the plan of insurance calculation. In this example, the policy value (less the charge on adjustment) is greater than the tabular cash value, so the policy value is used. The tabular cash value is then set equal to the policy value. The policy adjustment would therefore result in a face amount of $100,000, a scheduled premium of $1,500, and a plan of insurance of full coverage until age 74, at which time the face amount would be scheduled to reduce to $14,712.

The table below shows the tabular cash values, policy values and death benefits for the first ten years of the example described.

   POLICY  ATTAINED ANNUAL     END OF YEAR     END OF YEAR  BEGINNING OF YEAR
   YEAR      AGE    PREMIUM TABULAR CASH VALUE POLICY VALUE   DEATH BENEFIT
     1        46    $  926        $    0          $   11        $100,000
     2        47       926           437             468         100,011
     3        48       926           865             929         100,929
     4        49       926         1,280           1,448         101,448
     5        50       926         1,680           2,023         102,023
     6        51     1,500         2,789           2,849         102,023
     7        52     1,500         3,712           3,930         102,849
     8        53     1,500         4,627           5,117         103,930
     9        54     1,500         5,531           6,402         105,117
    10        55     1,500         6,415           7,778         106,402

Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Adjustments will not apply to any additional benefit agreements which are attached to your Policy. We will process your application for adjustment only within 30 days of the effective date of the change, and any adjustment will be effective on the date that it is approved by us and recorded at our home office.

All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, scheduled premium, plan of insurance, attained age and tabular cash value.

RESTRICTIONS ON ADJUSTMENTS An adjustment must satisfy certain limitations on premiums, face amount and plan. Other limitations on adjustments and combinations of adjustments may also apply. THE CURRENT LIMITS ON ADJUSTMENTS ARE THOSE DESCRIBED HERE. WE RESERVE THE RIGHT TO CHANGE THESE LIMITATIONS FROM TIME TO TIME.

(1) Any adjustment for a change of premium must result in a change of the annual premium of at least $100. Currently, we will waive this limitation for changes in premium which are the result of a face amount change under the Cost of Living or Policy Enhancement Agreements.

(2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $300.

(3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of a Cost of Living or Policy Enhancement Agreement change, a partial surrender under the Policy or face amount changes which are required to satisfy limitations pertaining to plans of insurance.

(4) After age 85, increases in face amount requiring evidence of insurability may not be allowed.

(5) An adjustment may not result in more than a paid-up whole life plan for the then current face amount.

(6) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years or to age 100, if less.

(7) After an adjustment involving a face amount increase requiring evidence of insurability or a premium increase, the Policy must provide a level face amount to the next policy anniversary after the number of years shown in the table below:

                      ADJUSTMENT DATE PRIOR TO ADJUSTMENT DATE ON OR AFTER
                          JANUARY 1, 2017            JANUARY 1, 2017
      INSURED'S AGE   MINIMUM PLAN (IN YEARS)    MINIMUM PLAN (IN YEARS)
      Less than 71               5                          5
           71                    5                          4
           72                    5                          3
     Greater than 72             5                          2

(8) After certain adjustments (an automatic adjustment under VAL '95 at the insured's age 70, an automatic adjustment at the point when the face amount is scheduled to decrease, or an adjustment to stop premium), the Policy must have sufficient actual cash value to keep the Policy in force until the next policy anniversary.

(9) After an adjustment other than those described in paragraphs (7) and
    (8) above, the Policy must provide a level face amount to the next policy anniversary after two years from the date of adjustment.

(10)If the insured is disabled and receiving, or are entitled to receive, waiver of premium benefits under a Waiver of Premium Agreement attached to this Policy, no adjustments will be permitted, except as provided in the Waiver of Premium Agreement.

EXAMPLE As an example of the operation of the plan limitation on policy adjustment, assume a minimum plan VAL '95 Policy issued to a standard non-smoker risk male at age 40 with a level face amount of $100,000 for a period of ten years (until age 50) on a protection type plan for an annual premium of $428. Assume also that the Policy has a policy value equal at all times to its tabular cash value. If at the end of eight years (at age 48) the policy owner wished to decrease the premium so as to reduce the period before a scheduled reduction in face amount took place from age 50 to age 49, the adjustment would not be allowed because a face amount decrease at age 49 would be only one year from the date of adjustment (see limitation 9). On the other hand, if the owner wished to postpone a scheduled reduction in face amount until age 65 by increasing the premium of the Policy to $835 for the same initial face amount, the adjustment would occur 20 years from the date of adjustment, a period of time within the policy adjustment limitations on plans of insurance.

The plan limitations apply for each type of adjustment. Consider a situation similar to the one above except that the Policy has an initial face amount of $200,000. In that case, the annual premium for a plan of ten years (before the scheduled reduction in face amount) would be $800. If the policy owner wished to make a partial surrender of $500 and lower the premium to $300 at the end of five years, the surrender would not be permitted without a further reduction in face amount, since the annual premium of $300 would support the adjusted face amount of $199,500 for less than two years from the point of adjustment, thereby not satisfying limitation 9.

Similarly, if the owner requested an increase in face amount to $300,000 (requiring evidence of insurability) and the same premium of $800, the adjustment would not be allowed since the resulting plan of insurance would be less than 5 years (see limitation 7).

PROOF OF INSURABILITY We require proof of insurability for all adjustments resulting in an increase in face amount, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums when the policy is on stop premium, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. With VAL '87, the payment of a nonrepeating premium will require evidence of insurability when the Protection Option death benefit option is in effect or if the Policy is paid up at the time of payment. With VAL '95, we may require evidence of insurability when a nonrepeating premium is paid if the death benefit of your Policy increases as a result of the payment of a nonrepeating premium.

CHARGES IN CONNECTION WITH POLICY ADJUSTMENTS In connection with a policy adjustment, we will make a special $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a new first year sales load on any increase in premium on adjustment. We will also assess an underwriting charge on any increase in face amount requiring evidence of insurability. See "Policy Charges." Limiting the first year sales load and underwriting charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

The chart below illustrates the effects of certain policy adjustments:

                    ADJUSTMENT                   EFFECT
             Decrease the current face  A scheduled decrease in
             amount and keep the        the current face amount,
             premiums the same          if any, will take place
                        OR              at a later policy
             Keep the current face      anniversary
             amount and increase the               OR
             premiums                   A scheduled decrease in
                                        the face amount will be
                                        eliminated
                                                   OR
                                        The premium paying period
                                        will be shortened
             Increase the current face  A scheduled decrease in
             amount and keep the        the current face amount,
             premiums the same          if any, will take place
                        OR              at an earlier policy
             Keep the current face      anniversary
             amount and decrease the               OR
             premiums                   A scheduled decrease in
                        OR              the face amount will occur
             Make a partial surrender              OR
             and keep the premiums and  The premium paying period
             face amount the same       will be lengthened
             Stop base premium and      A scheduled decrease in
             keep the face amount the   the current face amount,
             same                       if any, will take place
                                        at an earlier policy
                                        anniversary and no
                                        insurance will be
                                        provided after the
                                        decrease
                                                   OR
                                        A scheduled decrease in
                                        the face amount will
                                        occur. However, you must
                                        continue to pay the
                                        charge for a sub-standard
                                        risk, or your Policy will
                                        lapse

APPLICATIONS AND POLICY ISSUE

This Policy is no longer issued after October 31, 2008. The following discussion is a summary of our procedures for issuing the Policy and is provided for the Policy owner's reference. Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $50,000 and we require an annual base premium on each Policy of at least $300. The minimum plan of insurance at policy issue is a protection plan which has a level face amount for a period of ten years. If the insured's age at original issue is over age 55, the minimum plan of protection will be less than ten years from the Policy date, as shown in the chart under "Adjustable Life Insurance." The Policy must be issued on an insured no more than age 85. Before issuing any Policy, we require evidence of insurability satisfactory to us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. The policy date will be used to determine subsequent policy anniversaries and premium due dates.

If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

When the Policy is issued, the face amount, premium, tabular cash values and a listing of any supplemental agreements are stated on the policy information pages of the policy form, page 1.

POLICY PREMIUMS

The Policies have a level scheduled premium throughout the life of the insured or until the Policy becomes paid up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed in "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.

The initial premium required for a Policy was determined based on the Policy's initial face amount, the plan of insurance, the insured's age at issue, sex, risk classification, tobacco use and the additional benefits associated with the Policy.

All scheduled premiums are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves. You may make an online payment to pay a premium that is due through our internet eService Center at www.securianservice.com.

Scheduled premiums on the Policy are payable during the insured's lifetime on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly under our automatic payment plan through pre-authorized transfers from your bank account at a bank or other financial institution, or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

With VAL '87, charges for additional benefits are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums, to calculate net premiums. With VAL '95, charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and nonrepeating premiums to calculate net premiums.

Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

You may change your allocation instructions for future premiums by giving us a signed written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours, or by contacting us through our internet eService Center at www.securianservice.com. Policyowners may also submit their requests for allocation changes to us by facsimile (FAX) transmission at (651) 665-6955. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after a Policy adjustment. If we exercise this right, net premiums will be allocated to the Government Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account. Currently, we do not exercise such a restriction, and this restriction is not applicable when you are allocating all of your premiums to the guaranteed principal account as a conversion privilege.

NONREPEATING PREMIUMS The Policy also allows a policy owner to pay a premium called a nonrepeating premium. This payment of premium is in addition to the scheduled premium payments called for by the terms of the Policy. While the payment of a nonrepeating premium generally does not cause an adjustment to the Policy, any such payment will be reflected in the tabular cash value of the Policy at issue or upon any later adjustment. The payment of a nonrepeating premium will increase the policy values you have available for investment in the Fund. With VAL '95, we may impose additional restrictions or refuse to permit nonrepeating premiums at our discretion.

THE MAXIMUM NONREPEATING PREMIUM WE WILL ACCEPT IS THE AMOUNT SUFFICIENT TO CHANGE YOUR POLICY TO A PAID-UP WHOLE LIFE POLICY FOR THE THEN CURRENT FACE AMOUNT.

We will bill annually, semi-annually or quarterly for nonrepeating premiums if a Policy has a total annual premium of at least $2,400 and if the total annual amount billed for nonrepeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through your bank; in this situation, your base annual premium must be at least $2,400 and each nonrepeating premium must be at least $50.

The payment of a nonrepeating premium may have federal income tax consequences. See "Federal Tax Status." To prevent your policy from becoming a modified endowment contract, we will hold certain billed non-repeating premiums in a non-interest bearing account until the billed due date, at which time we will allocate the non-repeating premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.

PAID-UP POLICIES A POLICY IS PAID UP WHEN NO ADDITIONAL PREMIUMS ARE REQUIRED TO PROVIDE THE FACE AMOUNT OF INSURANCE FOR THE LIFE OF THE INSURED. We may or may not accept additional premiums. When a Policy becomes paid up, the policy value will then equal or exceed the net single premium needed to purchase an amount of insurance equal to the face amount of the Policy at the insured's then attained age. However, its actual cash value will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans."

We will make a determination on each policy anniversary as to whether a Policy is paid up. When a Policy becomes paid up, we will send you a notice.

LAPSE YOUR POLICY MAY LAPSE IN ONE OF TWO WAYS: (1) IF A SCHEDULED PREMIUM IS NOT PAID; OR (2) IF THERE IS NO ACTUAL CASH VALUE WHEN THERE IS A POLICY LOAN.

As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 61-day payment period. You may pay that premium during the 61-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 61-day payment period. The insured's life will continue to be insured during this 61-day period. If the insured dies during the 61-day period, we will deduct unpaid policy charges for that period from the death proceeds.

With VAL '95, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable notwithstanding the adjustment to a stop premium mode. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the 61-day payment period will cause the Policy to lapse.

If scheduled premiums are paid on or before the dates they are due or within the 61-day payment period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid up and all scheduled premiums had been paid.

If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If the payment is not received within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. See "Avoiding Lapse" below.

If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980

Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. We will notify you that you must request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, or we will apply it to purchase extended term insurance on the insured's life.

We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a net single premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. See "Policy Loans."

REINSTATEMENT DUE TO CHANGES IN THE FEDERAL TAX LAW, IF YOU REQUEST TO REINSTATE YOUR POLICY MORE THAN NINETY (90) DAYS AFTER IT HAS LAPSED, WE WILL NO LONGER BE ABLE TO REINSTATE YOUR POLICY. SEE "FEDERAL TAXES." AT ANY TIME WITHIN NINETY DAYS FROM THE DATE OF LAPSE YOU MAY ASK US TO RESTORE YOUR POLICY TO A PREMIUM PAYING STATUS unless the policy terminated because the surrender value has been paid, or the period of extended term insurance has expired. We will require:

   (1) your written request to reinstate the Policy;

   (2) that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime; and

   (3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per annum compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 8 percent per annum compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

AVOIDING LAPSE If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium by arranging for an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under "Policy Loans." An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional sales and underwriting charges. Automatic premium loans for the long term are generally not advantageous.

You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will use the greater of your policy value or tabular cash value to determine a new plan of insurance based on the greater of the then current face amount or death benefit of the Policy and the assumption that no further premiums will be paid. The new plan may be a term or protection plan, but unlike other term plans there will be no reduced face amount of coverage at the end of the protection period, because no further premiums will be payable. If at that time the Policy has a surrender value, we will use it to purchase extended term coverage or we will pay it to you in a single sum thereby terminating the Policy.

The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is available only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a longer guaranteed period of coverage than the same amount applied as a stop premium. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. Moreover with VAL '95, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

There are also other differences which should be considered. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within ninety days following the date of lapse.

If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode should depend on, first, whether the surrender value of your Policy at that time exceeds its tabular cash value and, second, whether you expect your Policy's policy value to exceed its tabular cash value in the future. If at the time of possible lapse your Policy's surrender value is less than its tabular cash value, you should consider adjusting to a stop premium mode because the period of insurance coverage will be based on the higher tabular cash value while the period of extended term coverage upon lapse would be computed on the basis of the lower surrender value. If the two values are the same, the period of guaranteed coverage under the extended term option will be longer than under the stop premium mode. Thus, you should be sure that the benefit of using the higher tabular cash value is not offset by the shorter period of guaranteed insurance coverage usually resulting from the stop premium mode.

On the other hand, if the surrender value of your Policy exceeds its tabular cash value, you should evaluate the benefit of a guaranteed longer period of insurance coverage under the extended term option against the possibility of longer coverage under the stop premium mode. With the stop premium mode there may be an available policy value at the end of the plan which could be used to continue the face amount of the Policy to a later time than provided under the extended term option. In considering this possibility, you should keep in mind that a Policy with the Cash Option death benefit is more likely to have a higher policy value than a comparable Policy with the Protection Option death benefit.

POLICY VALUES

The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account.

The Policy's interest in the guaranteed principal account and the sub-accounts of the Variable Life Account is known as its actual cash value. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. The SEPARATE ACCOUNT ACTUAL CASH VALUE will include all sub-accounts of the Variable Life Account.

Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are made when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. EVEN IF YOU CONTINUE TO PAY SCHEDULED PREMIUMS WHEN DUE, THE SEPARATE ACCOUNT ACTUAL CASH VALUE OF A POLICY COULD DECLINE TO ZERO BECAUSE OF UNFAVORABLE INVESTMENT EXPERIENCE AND THE ASSESSMENT OF CHARGES.

Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your policy's current cash value through our Internet Service Center at www.securianservice.com.

THE GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, dividends, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. We will credit on the guaranteed principal account actual cash value of your Policy. Interest is credited daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. YOUR GUARANTEED PRINCIPAL ACCOUNT ACTUAL CASH VALUE IS GUARANTEED BY US. It cannot be reduced by any investment experience of the general account.

We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. WE DETERMINE THE SEPARATE ACCOUNT ACTUAL CASH VALUE BY MULTIPLYING THE CURRENT NUMBER OF SUB-ACCOUNT UNITS CREDITED TO A POLICY BY THE CURRENT SUB-ACCOUNT UNIT VALUE. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units so credited is determined as of the end of the valuation period during which we receive your premium at our home office.

Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number will be increased by the allocation of subsequent net premiums, nonrepeating premiums, dividends, loan repayments, loan interest credits and transfers to that sub-account. The number of units of will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero on a policy surrender, the purchase of extended term insurance or termination.

The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of 0.50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

   (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

   (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

   (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

   (1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

   (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Funds, and

   (3) customary national business holidays on which the New York Stock Exchange is closed for trading.

Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the insured's death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against your actual cash value, namely the administration charge of $60 per year and the cost of insurance charge (and, for VAL '87 any charge for sub-standard risks). Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges, (charges for sub-standard risks for VAL '87) and the existence of policy loans.

TRANSFERS The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub- accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

WE RESERVE THE RIGHT TO LIMIT THE AMOUNT TO BE TRANSFERRED TO OR FROM A SUB-ACCOUNT OR THE GUARANTEED PRINCIPAL ACCOUNT TO AT LEAST $250. If the actual cash value is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $10, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently there is no charge for transfers. None of these requirements will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at

(651) 665-6955. Requests for one-time transfer, one-time rebalance, and allocation of net premium changes may also be submitted through our internet eService Center at www.securianservice.com.

Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or internet request due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year. Neither of these restrictions will apply when you are transferring all of the policy value to the guaranteed principal account as a conversion privilege.

Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently, we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

MARKET-TIMING AND DISRUPTIVE TRADING This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term policy owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

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We reserve the right to restrict the frequency of - or otherwise modify, condition or terminate - any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your Policy. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);
  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
  .  the number of transfers in the previous calendar quarter;
  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

In addition to our market-timing procedures, the underlying portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

DEATH BENEFIT OPTIONS

The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the CASH OPTION or the PROTECTION OPTION. If you fail to make an election, the Cash Option will be in effect. The scheduled premium for a Policy is the same no matter which death benefit option you choose. At no time will the death benefit be less than the larger of the then current face amount or the amount of insurance that could be purchased using the policy value as a net single premium.

CASH OPTION Under the Cash Option, the death benefit will be the current face amount at the time of the insured's death. The death benefit will not vary unless the policy value exceeds the net single premium for the then current face amount. At that time, the death benefit will be the greater of the face amount of the Policy or the amount of insurance which could be purchased at the date of the insured's death by using the policy value as a net single premium.

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PROTECTION OPTION  The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options you select, depending on whether there is interest credited as a result of a policy loan and the extent to which we assess lower insurance charges than those maximums derived from the 1980 Commissioners Standard Ordinary Mortality Tables.

With VAL '87, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value (as described under "Policy Adjustments") at the date of the insured's death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

Before the policy anniversary nearest the insured's age 70, and with both VAL '95 and the Amended VAL '95 Protection Option, if you have chosen that Option, the amount of the death benefit is equal to the policy value, plus the larger of:

   (a) the then current face amount; and

   (b) the amount of insurance which could be purchased using the policy value as a net single premium.

At the policy anniversary nearest the insured's age 70, we will automatically adjust the face amount of your Policy to equal the death benefit immediately preceding the adjustment. The Protection Option of VAL '95 is only available until the policy anniversary nearest the insured's age 70; at that time we will convert the death benefit option to the Cash Option. With the Amended VAL '95 Protection Option, after the policy anniversary nearest the insured's age 70, the amount of the death benefit is equal to the current face amount or, if the policy value is greater than the tabular cash value at the date of the insured's death, the current face amount plus an additional amount of insurance which could be purchased by using that difference between values as a net single premium.

CHOOSING THE DEATH BENEFIT OPTION The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. In the event of a superior policy performance, the Cash Option will result in a Policy becoming paid up more rapidly than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit provided under that option. However, under the Cash Option, favorable policy experience does not increase the death benefit unless the policy value exceeds the net single premium for the then current face amount, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the insured's death because of the favorable policy experience.

You may change the death benefit option while the Policy is in force by filing a written request with us at our home office. We may require that you provide us with satisfactory evidence of the insured's insurability before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have federal income tax consequences. See "Federal Tax Status."

POLICY LOANS

You may borrow from us using only your Policy as the security for the loan. THE TOTAL AMOUNT OF YOUR LOAN MAY NOT EXCEED 90 PERCENT OF YOUR POLICY VALUE. A loan taken from, or secured by a Policy, may have federal income tax consequences. See "Federal Tax Status."

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The policy value is the actual cash value of your Policy plus any policy loan.
Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Policyowners may also submit their requests for policy loans to us by facsimile
(FAX) transmission at (651) 665-6955. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. IF YOUR POLICY HAS INDEBTEDNESS AND NO ACTUAL CASH VALUE, THE POLICY WILL LAPSE AND THERE MAY BE ADVERSE TAX CONSEQUENCES; SEE "FEDERAL TAX STATUS." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

POLICY LOAN INTEREST The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

Policy loan interest is due:

  .  on the date of the death of the insured

  .  on a policy adjustment, surrender, lapse, a policy loan transaction

  .  on each policy anniversary.

Loan interest can be paid via check or you may make an online payment through our internet eService Center at www.securianservice.com. If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 2 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the death of the insured, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions to us for the allocation of net premiums.

Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 2 percent per year. However, depending on the insured's age and the

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period of time that the Policy has been in force, we may credit the Policy with interest at a more favorable rate. Under our current procedures, if all the conditions are met we will credit your loan at a rate which is equal to the policy loan rate minus 0.75 percent per year. The conditions which must be met have to do with your age and the duration of the Policy. The insured's age must be greater than or equal to age 55 as of the last policy anniversary. The duration of the Policy, which is the number of years during which the Policy has been in force, must be greater than or equal to 10. The duration includes any period a previous policy issued by us was in effect if that previous policy was exchanged for this Policy.

Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the 31-day grace period following the premium due date. If you asked for this service in your application, or if you write us and ask for this service after your Policy has been issued, we will make automatic premium loans. You can also write to us at any time and tell us you do not want this service. If you have this service and you have not paid the premium that is due before the end of the grace period, we will make a policy loan to pay the premium. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

POLICY LOAN REPAYMENTS If your Policy is in force, you can repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

Loan repayments reduce your loan account by the amount of the loan repayment.

A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

SURRENDER

You may request a surrender or partial surrender of your Policy at any time while the insured is living. The surrender value of the Policy is the actual cash value minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option or to provide extended term insurance on the life of the insured.

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We also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. In addition, the amount of a partial surrender may not exceed the amount available as a policy loan. If a Policy is not paid up, the death benefit of the Policy will be reduced by the amount of the partial surrender. If the Policy is paid up, the death benefit will be reduced so as to retain the same ratio between the policy value and the death benefit of the Policy as existed prior to the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and actual cash value and, unless otherwise instructed, the existing level of premium payments.

We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial withdrawal from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial withdrawal are also waived.

On a partial surrender, you may tell us which Variable Life Account sub-accounts from which a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

We will pay a surrender or partial surrender as soon as possible, but not later than seven days after our receipt of your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or nonrepeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

FREE LOOK

It is important to us that you are satisfied with any policy adjustments to increase the premium. If your policy is adjusted and the adjustment results in an increased premium, you may return the Policy within 10 days of receiving the policy adjustment. If you return the Policy, the requested premium increase adjustment will be cancelled. We will send you a refund of any additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

CONVERSION

This policy contained certain conversion privileges that were available for two years after the policy was issued, which are no longer available. This privilege was in addition to your right to make described policy adjustments. For VAL '95, this conversion privilege is only available during the first 24 months from the original policy date, but comparable fixed insurance coverage can be obtained after 24 months from the original policy date by transferring all of the policy value to the guaranteed principal account and thereafter allocating all premiums to that account.

EXCHANGE OFFER

On January 9, 2017, the Securities Exchange Commission issued an order granting Minnesota Life's, the Variable Life Account's and Securian Financial Services, Inc.'s ("Securian Financial") request to allow an offer of exchange that permits us to offer an exchange of the Policy for a newer Minnesota Life variable universal life insurance policy with more current features and benefits.

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The exchange offer provides eligible owners of the Policy a right to exchange their Policy for a Minnesota Life flexible premium variable universal life insurance (VUL Defender) policy. The exchange offer is available to Policy owners: (i) who have held their Policy for at least ten years, (ii) whose Policy was not subject to a premium increase during the prior three years, and
(iii) whose Policy has a current face amount of at least $10,000.

Policy owners who might be interested in exchanging their Policy for the VUL Defender policy should contact their Securian Financial registered representative for additional information regarding the exchange offer. We will pay $400 or less in compensation to registered representatives for sales of VUL Defender policies that are part of the exchange offer.

Policy owners interested in exchanging their Policy for a VUL Defender policy will receive information explaining the terms of the offer and the benefits and risks associated with exchanging their existing Policy for the VUL Defender policy. Policy owners and their registered representative should review the information provided and the relevant prospectuses when deciding whether the exchange offer would be beneficial to the Policy owner.

POLICY CHARGES

PREMIUM CHARGES Premium charges vary depending on whether the premium is a scheduled premium or a nonrepeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. With VAL '87, charges for sub-standard risks are assessed against the actual cash values. With VAL '95, charges for sub-standard risks are deducted from the premium, to calculate the base premium. The SUB-STANDARD RISK CHARGE is for providing the death benefit for Policies whose mortality risks exceed the standard. With both VAL '87 and VAL '95, charges for additional agreements are shown in the Summary Fee Tables under "Summary of Benefits and Risks" and are deducted from the premium to calculate the base premium.

From base premiums we deduct a sales load, an underwriting charge, a premium tax charge and a face amount guarantee charge. The base premium excludes any charge deducted from the premium to provide for any additional benefits provided by rider and, in the case of VAL '95, any charge deducted for sub-standard risks.

   (1) The SALES LOAD consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premiums, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance. In other words, for base premiums greater than this whole life premium, the amount of the base premium in excess of such whole life base premium will be subject only to the 7 percent basic sales load.

       Only adjustments that involve an increase in base premium will result in additional first year sales load being assessed on that increase in premium. If any adjustment occurs during a period when a first year sales load is being collected and the adjustment results in an increase in base premium, an additional first year sales load, not to exceed 23 percent of the increase in base premium, will be added to the uncollected portion of the first year sales load that was being collected prior to the adjustment. This total amount of first year sales load will then be collected during the 12-month period following the adjustment.

       If any adjustment occurs during the 12-month period when a first year sales load is being collected and the adjustment does not result in an increase in base premium, the first year

                                                                        PAGE 35

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       sales load percentage not to exceed 23 percent, that was in effect prior to the adjustment is multiplied by the base premium in effect after the adjustment; this number is then multiplied by a fraction equal to the number of months remaining in the previous 12-month period divided by
       12. This amount of first year sales load will then be collected during the 12-month period following the adjustment.

       All of the sales load charges are designed to average not more than 9 percent of the base premiums (in the case of a VAL '87 Policy, the base premium less any charge for sub-standard risks) over the lesser of: the life expectancy of the insured at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary. For examples of how we compute sales load charges, see Appendix A "Example of Sales Load Computations."

       The sales load is designed to compensate us for distribution expenses incurred with respect to the Policies. The amount of the sales load in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

       It should be noted from the above that the sales load charges are designed to be spread over time and they assume a continuation of the Policy. Early adjustment of the Policy to lower premium levels or early surrender of policy values will have the effect of increasing the portion of premium payments used for sales load charges. In addition, because a first year sales load is applied to increases in premium, a pattern of increases and decreases in premiums should be avoided.

   (2) The UNDERWRITING CHARGE currently is an amount not to exceed $5 per $1,000 of face amount of insurance. This amount may vary by the age of the insured and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be made during the first policy year and during the twelve months following certain policy adjustments. The underwriting charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records. This charge is not guaranteed, so that on a policy adjustment the then current underwriting charge will apply to any increase in face amount which requires new evidence of insurability. In the event of a policy adjustment which results in a face amount increase and no premium, you must remit the underwriting charge attributable to the policy adjustment to us prior to the effective date of the adjustment. Otherwise we will assess the charge against your actual cash value as a transaction charge on adjustment.

   (3) The PREMIUM TAX CHARGE of 2.5 percent is deducted from each base premium. This charge is designed to cover the aggregate premium taxes we pay to state and local governments for this class of policies. Currently premium taxes imposed by the states vary from 0.50 percent to 4.0 percent. We do not guarantee this charge, and it may be increased in the future, but only as necessary to cover our premium tax expenses.

   (4) The FACE AMOUNT GUARANTEE CHARGE of 1.5 percent is deducted from each base premium. This charge is designed to compensate us for our guarantee that the death benefit will always be at least equal to the current face amount in effect at the time of death regardless of the investment performance of the sub-accounts in which net premiums have been invested. The face amount of a Policy at issue or adjustment and the appropriate premium therefore reflect

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       a "tabular cash value" (as described under "Policy Adjustments") based upon an assumed annual rate of return of 4 percent. If the policy value is less than the tabular cash value at the time of death, it will not be sufficient to support the face amount of the Policy under the actuarial assumptions made in designing the Policy. The face amount guarantee is a guarantee that the face amount will be available as a death benefit notwithstanding the failure of the Policy to perform in accordance with the assumptions made in its design. Thus, even if the policy value should be less than the amount needed to pay the deductions to be made from the actual cash value on the next monthly policy anniversary, see discussion below, the Policy's guaranteed death benefit will remain in effect and the Policy will remain in force. We guarantee not to increase this charge.

NONREPEATING PREMIUMS Nonrepeating premiums are currently subject to the 2.5 percent premium tax charge but not to a sales load charge. We do not assess a face amount guarantee charge or underwriting charge against nonrepeating premiums.

ACTUAL CASH VALUE CHARGES In addition to deductions from premiums and nonrepeating premiums, we assess from the actual cash value of a Policy an administration charge, certain transaction charges and the cost of insurance charge, (and in the case of a VAL '87 Policy, any charge for sub-standard risks). These charges are as follows:

   (1) The ADMINISTRATION CHARGE is designed to cover certain of our administrative expenses, including those attributable to the records maintained for your Policy. The administration charge is $5 for each policy month. The ADMINISTRATION CHARGE is assessed if you surrender your Policy during a policy year, and equals the amount of the unpaid monthly administration charges for that policy year.

   (2) The TRANSACTION CHARGES are for expenses associated with processing transactions. There is a POLICY ADJUSTMENT TRANSACTION CHARGE of $25 for each policy adjustment (a change in premium, face amount or plan of insurance).

       If the only policy adjustment is a partial surrender, the PARTIAL SURRENDER TRANSACTION CHARGE shall be the lesser of $25 or 2 percent of the amount surrendered.

       We also reserve the right to make a TRANSFER TRANSACTION CHARGE, not to exceed $10, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently, no transfer transaction charge is assessed.

   (3) The COST OF INSURANCE CHARGE compensates us for providing the death benefit under a Policy. The minimum guaranteed monthly charge is $0.01 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the insured's age, sex, risk class, the level of scheduled premiums for a given amount of insurance, duration of the Policy, allocation of Policy value and the tobacco use of the insured. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. The net amount at risk varies with investment performance, payment of premiums and policy charges. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.

                                                                        PAGE 37

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We assess administration and cost of insurance charges (and for a VAL '87
Policy, sub-standard risk charges, if any,) against your actual cash value on the monthly policy anniversary. In addition, we assess such charges assessed on the occurrence of the death of the insured, policy surrender, lapse or a policy adjustment.

We assess transaction charges against your actual cash value at the time of a policy adjustment or when a transfer is made. In the case of a transfer, the charge is assessed against the amount transferred.

Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those values bear to each other and, as to the actual cash value in the separate account, from each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts. However, if you instruct us in writing, we will assess the administration charge and the cost of insurance charge (and for a VAL '87 Policy, the sub-standard risk charge) against the guaranteed principal account or the sub-account(s) that you specify.

SEPARATE ACCOUNT CHARGES We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.

PORTFOLIO COMPANY CHARGES Charges are deducted from and expenses paid out of the assets of the Fund Portfolio companies, as described in the prospectuses for those companies.

CHARGES FOR AGREEMENTS We assess the following monthly charges for supplemental insurance benefits that you may add to your Policy by Agreement:

WAIVER OF PREMIUM AGREEMENT - the minimum guaranteed annual charge is $0.12 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.

POLICY ENHANCEMENT AGREEMENT - The guaranteed annual charge is $8.00.

FACE AMOUNT INCREASE AGREEMENT - The minimum guaranteed annual charge is $0.65 per $1,000 of coverage amount and the maximum guaranteed annual charge is $2.29 per $1,000 of coverage amount.

SURVIVORSHIP LIFE AGREEMENT - The minimum guaranteed annual charge is $0.20 per $1,000 of coverage amount and the maximum guaranteed annual charge is $35.04 per $1,000 of coverage amount.

FAMILY TERM LIFE AGREEMENT - The guaranteed annual charge is $5.00 per $1,000 of coverage amount.

OTHER POLICY PROVISIONS

BENEFICIARY When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request as provided below.

If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only those beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

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You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

PAYMENT OF PROCEEDS The amount payable as death proceeds upon the insured's death will be the death benefit provided by the Policy, plus any additional insurance on the insured's life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the insured's death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the insured died to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year (4 percent for a VAL '87 Policy) for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

   (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

   (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

SETTLEMENT OPTIONS The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the insured's death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on single sum death proceeds from the date of the insured's death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent (4 percent for VAL '87).

The proceeds of a Policy may be paid in other than a single sum and you may, during the lifetime of the insured, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $20.

Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

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    OPTION 1 -- INTEREST PAYMENTS

    We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

    OPTION 2 -- PAYMENTS FOR A SPECIFIED PERIOD

    We will make payments for a specified number of years. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for periods not shown and current rates are available from us at your request.

    OPTION 3 -- LIFE INCOME

    We will make payments monthly during the lifetime of the person who is to receive the income and terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant. The amount of guaranteed payments for each $1,000 of proceeds applied is as shown in the Policy. Monthly payments for ages not shown and current rates are available from us at your request.

    OPTION 4 -- PAYMENTS OF A SPECIFIED AMOUNT

    We will pay a specified amount until the proceeds and interest are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the insured's death.

The minimum amount of interest we will pay under any settlement option is 3 percent per year (4 percent for a VAL '87 Policy). Additional interest earnings, if any, on deposits under a settlement option will be payable as we determined.

ASSIGNMENT The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

MISSTATEMENT OF AGE If the insured's age has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct age.

INCONTESTABILITY After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a face amount increase for which we required evidence of insurability, we may contest that increase for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the increase.

SUICIDE If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a face amount increase for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, our liability with respect to the increase will be limited to an amount equal to the premiums paid for such increase.

DIVIDENDS Each year, if your Policy is a participating policy, we will determine if this class of Policies and your Policy will share in our surplus. We call your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.

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Dividends, if received, may be added to your actual cash value or, if you so elect, they may be paid in cash.

We will allocate any dividend applied to actual cash value to the guaranteed principal account or to the sub-accounts of the separate account in accordance with your instructions for new premiums. In the absence of instruction, we will allocate dividends to the guaranteed principal account actual cash value and separate account actual cash value in the same proportion that those actual cash values bear to each other and, as to the actual cash value in the separate account, to each sub-account in the proportion that the actual cash value in such sub-account bears to your actual cash value in all of the sub-accounts.

REPORTS At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

ABANDONED PROPERTY REQUIREMENTS Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, to make such changes.

ADDITIONAL BENEFITS

You may be able to obtain additional policy benefits subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

WAIVER OF PREMIUM AGREEMENT The Waiver of Premium Agreement requires an additional premium and provides for the payment of policy premium in the event of the insured's disability.

POLICY ENHANCEMENT AGREEMENT AND COST OF LIVING AGREEMENT Both the Policy Enhancement Agreement and the Cost of Living Agreement provide for increases in the face amount, without evidence of insurability and help you maintain the purchasing power of the protection provided by the Policy. The Policy Enhancement Agreement requires an additional premium, but none is required for the Cost of Living Agreement. Your Policy may not contain both of these agreements.

The Policy Enhancement Agreement provides for an increase in the face amount on each policy anniversary. The face amount will be increased by a specified percent, between 3 percent and 10 percent, which you choose when you apply for this benefit.

Unless you choose the Policy Enhancement Agreement, we will issue most Policies with a Cost of Living Agreement. The Cost of Living Agreement provides for a face amount increase equal to the percentage increase in the consumer price index during the previous three years, provided that you have not made a face amount adjustment during that time.

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FACE AMOUNT INCREASE AGREEMENT  The Face Amount Increase Agreement requires an additional premium and provides for increases in the face amount, without evidence of insurability, at specified ages of the insured.

SURVIVORSHIP LIFE AGREEMENT The Survivorship Life Agreement requires an additional premium and allows you to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by you.

FAMILY TERM RIDER The Family Term Rider requires an additional premium and provides a fixed amount of protection insurance on children of an insured.

EXCHANGE OF INSUREDS AGREEMENT The Exchange of Insureds requires no additional premium and allows for the transfer of existing insurance coverage to another insured within a business setting.

EXTENDED MATURITY AGREEMENT The Extended Maturity Agreement requires no additional premium and provides for the continuation of the Policy beyond the maturity age of the insured.

ACCELERATED BENEFITS AGREEMENT The Accelerated Benefits Agreement is issued without additional premium on all Policies issued to individual insureds. It allows you to receive a significant portion of your Policy's death benefit, if the insured develops a terminal condition due to sickness or injury.

The accelerated benefit will be treated as a loan, apart from the policy loan provisions described elsewhere. A receipt of amounts under the agreement may be taxable. You should seek assistance from your tax adviser.

OTHER MATTERS

FEDERAL TAX STATUS

INTRODUCTION The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE LIFE ACCOUNT We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in

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the dollar amount of dividends that the separate account receives; and
(ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

TAX STATUS OF POLICIES Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under
Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702 of the Code.

DIVERSIFICATION OF INVESTMENTS Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."

OWNER CONTROL In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, we do not know whether the IRS will issue

                                                                        PAGE 43

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additional guidance that will place restrictions on such ownership rights.
Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS On the death of the insured, we believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser. You are not currently taxed on any part of the inside build- up of cash value until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity.

Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.

We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.

A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.

MODIFIED ENDOWMENT CONTRACTS It should be noted, however, that under the Code the tax treatment described above is not available for Policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy. If those cumulative premiums exceed the 7-pay life premiums, the policy is a modified endowment contract.

Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the Policy are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the

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account value immediately before the distribution exceeds the cost basis of the
Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age
59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, the addition of or an increase in the benefits that was not reflected in a prior 7-pay test computation.

The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value. The addition of the guaranteed principal account to an outstanding Policy may have federal income tax implications, e.g., whether the addition of such an account causes a "material change."

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

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REINSTATEMENT  This policy is issued using the 1980 Commissioners Standard
Ordinary (1980 CSO) Mortality Tables. Pursuant to state and federal laws, insurance companies can no longer issue policies using the 1980 CSO Mortality Tables. The IRS has also issued guidance in IRS Notice 2006-95 that limits the time frame in which insurance companies can reinstate lapsed insurance policies using the 1980 CSO mortality tables to ninety (90) days. If your policy lapses and you request a reinstatement more than ninety (90) days after the date of lapse, we will not be able to reinstate your policy.

MULTIPLE POLICIES Under the Code, all modified endowment contracts, issued by us (or an affiliated company) to the same Policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

WITHHOLDING To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

OTHER TAXES The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy owner, may have Generation-Skipping Transfer tax considerations under
Section 2601 of the Code.

The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

In addition, the tax consequences associated with a Policy remaining in force after the insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

OTHER TRANSACTIONS Changing the Policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

BUSINESS USES OF POLICY The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

EMPLOYER-OWNED LIFE INSURANCE CONTRACTS The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

SPLIT DOLLAR ARRANGEMENTS A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

ALTERNATIVE MINIMUM TAX There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

                                                                        PAGE 47

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TAX CUTS AND JOBS ACT  The Tax Cuts and Jobs Act ("TCJA") signed into law in
December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.

For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000 and 40%, respectively.

The Code's complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

TAX SHELTER REGULATIONS Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

MEDICARE TAX ON INVESTMENT INCOME Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

VOTING RIGHTS

We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident

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

with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only

  . if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or

  . if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

COMPENSATION PAID FOR THE SALE OF POLICIES

Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.

PAYMENTS TO REGISTERED REPRESENTATIVES OF SECURIAN FINANCIAL For premium increases occurring prior to January 1, 2017 and for premium increases occurring on or after January 1, 2017 where the insured's age is less than 71, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross premium in the first policy year; up to 8.4 percent of the gross premium in policy years two through three; up to
5.6 percent of the gross premium in policy years four through ten; up to 1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. For premium increases occurring on or after January 1, 2017 and where the insured's age is greater than 70, commissions to registered representatives of Securian Financial on the sale of Policies include: up to
8.1 percent in policy years 1 through 10; up to 1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount, we will pay commissions up to 4.9 percent in years one through ten and up to 1.6 percent thereafter.

In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we or Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.

We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

PAYMENTS TO BROKER-DEALERS We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

CYBERSECURITY

Our variable insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

LEGAL PROCEEDINGS

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.

REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

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SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meanings:

ACTUAL CASH VALUE: the value of your Variable Life Account and guaranteed principal account interest under a Policy. It is composed of a Policy's interest in the guaranteed principal account and in one or more sub-accounts of the Variable Life Account. The interest in each is valued separately. For each Variable Life Account sub-account, the value is determined by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. Actual cash value does not include the loan account.

ATTAINED AGE: your issue age plus the number of policy anniversaries during which the Policy has been in force.

BASE PREMIUM: the premium less any amount deducted from the premium for additional benefits and, for VAL '95, for sub-standard risks.

CODE: the Internal Revenue Code of 1986, as amended.

FUNDS: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account.

GUARANTEED PRINCIPAL ACCOUNT: the portion of the general account of Minnesota Life which is attributable to Policies of this class, exclusive of policy loans. It is not a separate account or a division of the general account.

ISSUE AGE: your age as of your nearest birthday as of the Policy date.

LOAN ACCOUNT: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

NET SINGLE PREMIUM: the amount of money necessary, at the insured's attained age, to pay for all future guaranteed cost of insurance charges for the entire lifetime of the insured, or for the coverage period in the case of extended term insurance, without the payment of additional premium. This determination shall assume that the current face amount of the Policy will remain constant and that the Policy will perform at its assumed rate of return.

NONREPEATING PREMIUM: a payment made to this Policy in addition to its scheduled payments.

PAID UP: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

POLICY OWNER: the owner of a Policy.

POLICY VALUE: the actual cash value of a Policy plus any policy loan.

POLICY YEAR: a period of one year beginning with the policy date or a policy anniversary.

PREMIUM: a scheduled payment required for this Policy.

VALUATION DATE: each date on which a Fund Portfolio is valued.

VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

VARIABLE LIFE ACCOUNT: a separate investment account called the Minnesota Life Variable Life Account, where the investment experience of its assets is kept separate from our other assets.

WE, OUR, US: Minnesota Life Insurance Company.

YOU, YOUR: the policy owner.

APPENDIX A

EXAMPLE OF SALES LOAD COMPUTATION

As an example of the method we use to compute sales load, assume a protection type plan where the annual base premium is $1,000 and where the premium paying period, prior to any reduction in face amount, is 20 years. The insured is a male, age 35 with a life expectancy of 38 years. As premiums are paid in each year, we will assess a basic sales load of 7 percent or $70 in each year. Also, as premiums are paid in the first year, we will assess a first year sales load of 23 percent or $230. Therefore, in the first year the sales load charges will total $300 or 30 percent ($300 / $1,000), and over the 15 year period from policy issue sales load charges will total $1,280 or 8.54 percent ($1,280 / $15,000).

Compliance with the 9 percent limitation will be achieved by reducing the first year sales load, if necessary. For example, consider a Policy with a protection type plan where the annual base premium is $1,000 and where the premium paying period prior to any reduction in face amount is 20 years. Further assume that the insured is a male, age 72 at issue, with a life expectancy of 9 years. In this case, the first year sales load must be reduced so that the total sales load will not exceed 9 percent over the life expectancy of the insured. As premiums are paid in each year we will assess the basic sales load of 7 percent, or $70, but the first year sales load applicable to premiums paid in the first year will be reduced from 23 percent to 18 percent, or $180. Therefore, in the first year the sales load charges will total $250 or 25 percent ($250 / $1,000), and over the period of the insured's life expectancy sales load charges will total $810 or 9 percent ($810 / $9,000).

As an example of the method we use to assess sales load when an adjustment occurs during a period in which a first year sales load is being collected, consider a Policy where an adjustment is made after one-half of the first annual premium is paid. Assume that the premium is $1,000 annually as in the example above and further assume that the premiums are being paid on a monthly basis, $83.33 per month. As premiums are paid in each year we will assess a basic sales load of 7 percent of premiums received or $70 in that year. A first year sales load, taken in addition to the basic sales load, would also be assessed in a total amount of $230. Now assume an adjustment is made, after the payment of six monthly premiums, and that the premium is increased from $1,000 to $1,200. Both before and after the adjustment we will continue to assess a basic sales load of 7 percent of the premiums received. However, since only one-half of the first year sales load of $230 has been collected, a first year sales load of $115 remains to be collected. The $200 increase in premium will also be assessed a first year sales load of 23 percent, or $46. Both are added together and will be collected in the 12 months following the adjustment. Therefore, after the adjustment of the premium to a $1,200 amount, and assuming that premiums continue to be paid on a monthly basis, each monthly premium of $100 will be subjected to a total sales load amount of $20.42, consisting of $7 of basic sales load, and $13.42 of first year sales load.

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STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at:
Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC, 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:
     General Information and History
     Additional Information About Operation of Contracts and Registrant Underwriters
     Additional Information About Charges
     Illustrations
     Financial Statements

Investment Company Act Number 811-4585

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PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item Number           Caption in Prospectus

    15.               Cover Page and Table of Contents

    16.               General Information and History

    17.               Services

    18.               Premiums

    19. Additional Information About Operation of Contracts and Minnesota Life Variable Life Account

    20.               Underwriters

    21.               Additional Information About Charges

    22.               Lapse and Reinstatement

    23.               Loans

    24.               Financial Statements

    25.               Illustrations

                     MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
                              (Name of Depositor)

                            400 Robert Street North
                          Saint Paul, Minnesota 55101
             (Address of Depositor's Principal Executive Offices)

                                1-651-665-3500
              (Depositor's Telephone Number, including Area Code)

                           Gary R. Christensen, Esq.

             Senior Vice President, General Counsel and Secretary

                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

                      Statement of Additional Information

         The date of this document and the prospectus is: May 1, 2018

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements

GENERAL INFORMATION AND HISTORY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company". All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.

VARIABLE LIFE ACCOUNT

A separate account, called the Minnesota Life Variable Life Account ("Variable Life Account"), was established on October 21, 1985, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish.

The Variable Life Account currently has 67 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

UNDERWRITERS

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.

For premium increases occurring prior to January 1, 2017 and for premium increases occurring on or after January 1, 2017 where the insured's age is less than 71, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross premium in the first policy year; up to 8.4 percent of the gross premium in policy years two through three; up to 5.6 percent of the gross premium in policy years four through ten; up to 1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. For premium increases occurring on or after January 1, 2017 and where the insured's age is greater than 70, commissions to registered representatives of Securian Financial on the sale of Policies include: up to 8.1 percent in policy years 1 through 10; up to 1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount, we will pay commissions up to 4.9 percent in years one through ten and up to
1.6 percent thereafter. Amounts paid by Minnesota Life to the underwriters of the Policies during 2017, 2016, and 2015 were $8,414,529, $11,200,436, and
$12,916,205, respectively, which include amounts paid for other contracts issued through the variable Life Account.

While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.

In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we or Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of 0.25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

ADDITIONAL INFORMATION ABOUT CHARGES

A. Sales Load

The sales load consists of a deduction from each premium of 7 percent and it may also include a first year sales load deduction not to exceed 23 percent. The first year sales load will apply only to base premium, scheduled to be paid in the 12-month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a first year sales load is being assessed. All of the sales load charges are designed to average not more than 9 percent of the base premiums over the lesser of: the life expectancy of the insured at policy issue or adjustment; or 15 years from the policy issue or adjustment; or the premium paying period. Compliance with the 9 percent ceiling will be achieved by reducing the amount of the first year sales load, if necessary.

B. Special Purchase Plans

We will waive or modify certain charges assessed against base premiums in situations where our existing life insurance policy owners wish to exchange their policies for the Policies described in the prospectus. In those situations, we will not assess any charges except for the administrative charge to the existing cash values at the time they are transferred to the Policy. After the exchange, premium payments will not be subject to a first year sales load or underwriting charge on the existing face amount and premium level, unless evidence of insurability was required for the exchange.

C. Underwriting Procedures

We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age, sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued in exchange for existing policies, for Policies issued as a result of conversion from existing Policies, or face amount increases pursuant to an additional benefit agreement.

For VAL'87 Policies, the basis for the mortality charges guaranteed in the Policies are determined by the sex and age of the insured and are based on the 1980 CSO sex distinct age nearest birthday mortality tables. For VAL'95 Policies, the basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits and age of the insured and are based on the 1980 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a unisex basis, the guaranteed mortality charges are based on the 1980 CSO Unisex Table B.

D. Increases in Face Amount

An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount is also subject to an underwriting charge not to exceed $5 per $1,000 of face amount of increase. This charge is made against premiums in the 12 months following the policy adjustment.

ILLUSTRATIONS

Personalized illustrations provide you with a hypothetical projection of future policy values based upon your age, sex, risk class, premiums paid and death benefit chosen. You may obtain personalized illustrations from your advisor showing how a policy might perform based upon different assumptions.

FINANCIAL STATEMENTS

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries as of December 31, 2017 and 2016, and for each of the years in the three-year period ended December 31, 2017, and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2017, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                              Financial Statements

                               December 31, 2017

     (With Report of Independent Registered Public Accounting Firm Thereon)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                              Financial Statements
                               December 31, 2017

                               TABLE OF CONTENTS

                                                                           PAGE

Report of Independent Registered Public Accounting Firm                      1

Statements  of  Assets, Liabilities, and  Policy Owners' Equity              5

Statements of Operations                                                    17

Statements of Changes in Net Assets                                         29

Notes to Financial Statements                                               41

[KPMG LOGO]

          KPMG LLP
          4200 Wells Fargo Center
          90 South Seventh Street
          Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and
Policy Owners of the Minnesota Life Variable Life Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise the Minnesota Life Variable Life Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                  /s/ KPMG LLP

We have served as the Separate Account's auditor since 1987.

Minneapolis, Minnesota
March 29, 2018

            KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG
            International"), a Swiss entity.

                                    APPENDIX

Statement of assets, liabilities, and policy owners' equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS International Value Portfolio - Class B Shares

American Century Investments II VP Inflation Protection Fund - Class II Shares

American Century Investments VP Income & Growth Fund - Class II Shares

American Funds IS(R) Global Bond Fund - Class 2 Shares

American Funds IS(R) Global Growth Fund - Class 2 Shares

American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares

American Funds IS(R) Growth Fund - Class 2 Shares

American Funds IS(R) Growth-Income Fund - Class 2 Shares

American Funds IS(R) International Fund - Class 2 Shares

American Funds IS(R) New World Fund(R) - Class 2 Shares

American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares

Fidelity(R) VIP Equity-Income Portfolio - Service Class 2

Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund - Class 2

Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund - Class 2

Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund - Class 2

Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares

Invesco V.I. American Value Fund - Series II Shares

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series II Shares

Invesco V.I. Growth and Income Fund - Series II Shares

Invesco V.I. Small Cap Equity Fund - Series II Shares

Ivy VIP - Asset Strategy Class II (1)

Ivy VIP - Balanced Class II (1)

Ivy VIP - Core Equity Class II (1)

Ivy VIP - Global Growth Class II (1)

Ivy VIP - High Income Class II (1)

Ivy VIP - International Core Equity Class II (1)

Ivy VIP - Micro Cap Growth Class II (1)

Ivy VIP - Mid Cap Growth Class II (1)

Ivy VIP - Natural Resources Class II (1)

Ivy VIP - Science and Technology Class II (1)

Ivy VIP - Small Cap Core Class II (1)

Ivy VIP - Value Class II (1)

Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (1)

Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service Shares
(1)

Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (1)

MFS(R) VIT - Mid Cap Growth Series - Service Class

MFS(R) VIT II - International Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (1)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class ll Shares
(1)

Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (1)

Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (1)

Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (1)

Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (1)

Neuberger Berman AMT - Socially Responsive - S Class Shares

Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA Service Shares

PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares

PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares

Putnam VT Equity Income Fund - Class IB Shares

Putnam VT International Equity Fund - Class IB Shares

Putnam VT Multi-Cap Growth Fund - Class IB Shares

Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares

Securian Funds Trust - SFT Advantus Government Money Market Fund

Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares

Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares

Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares

Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares

Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares

Securian Funds Trust - SFT Ivy(SM) Growth Fund

Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

Securian Funds Trust - SFT T. Rowe Price Value Fund

Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (1)

Statement of assets, liabilities, and policy owners' equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from November 21, 2016 (inception) to December 31, 2016.

Putnam VT Growth Opportunities Fund - Class IB Shares

Statement of operations for the period from January 1, 2017 to May 15, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to May 15, 2017 (closure) and the year ended December 31, 2016.

Putnam VT Growth and Income Fund - Class IB Shares

Statement of changes in net assets for the period from January 1, 2016 to November 21, 2016 (closure).

Putnam VT Voyager Fund - Class IB Shares

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                             AM CENTURY    AM CENTURY     AMER FUNDS    AMER FUNDS IS  AMER FUNDS IS
                                             AB VPS INTL    VP INC & GRO   VP INFL PRO   IS GLBL BOND    GLBL GROWTH     GLBL SM CP
                                             VALUE CL B        CL II          CL II          CL 2            CL 2           CL 2
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $     881,540      8,150,702      4,970,772      3,006,086      5,484,639      4,475,539
Receivable from Minnesota Life for policy
  purchase payments                                 1,324             --             --             --         62,406             --
Receivable for investments sold                        --          4,205         29,029            228             --            190
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                  882,864      8,154,907      4,999,801      3,006,314      5,547,045      4,475,729
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                        --          4,205         29,029            228             --            190
Payable for investments purchased                   1,324             --             --             --         62,406             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                               1,324          4,205         29,029            228         62,406            190
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $     881,540      8,150,702      4,970,772      3,006,086      5,484,639      4,475,539
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $     881,540      8,150,702      4,970,772      3,006,086      5,484,639      4,475,539

    Investment shares                              54,585        760,327        486,853        254,969        181,370        181,049
    Investments at cost                     $     807,866      6,898,464      5,091,976      2,937,976      4,773,348      4,123,716

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                              AMER FUNDS   AMER FUNDS IS                 AMER FUNDS IS    AMER FUNDS    FIDELITY VIP
                                              IS GROWTH     GROWTH-INC    AMER FUNDS IS    NEW WORLD        IS US      EQUITY-INCOME
                                                 CL 2           CL 2        INTL CL 2         CL 2      GOVT/AAA CL 2       SC2
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $  21,951,507     18,547,696     13,881,558     28,471,547      1,436,075     92,594,346
Receivable from Minnesota Life for policy
  purchase payments                                51,139             --          4,394             --             --             --
Receivable for investments sold                        --         10,369             --            680              7         16,121
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                               22,002,646     18,558,065     13,885,952     28,472,227      1,436,082     92,610,467
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                        --         10,369             --            680              7         16,121
Payable for investments purchased                  51,139             --          4,394             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                              51,139         10,369          4,394            680              7         16,121
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $  21,951,507     18,547,696     13,881,558     28,471,547      1,436,075     92,594,346
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $  21,951,507     18,547,696     13,881,558     28,471,547      1,436,075     92,594,346

    Investment shares                             283,795        373,118        641,773      1,135,682        120,073      3,970,598
    Investments at cost                     $  20,347,772     17,661,993     11,841,393     24,415,251      1,469,379     75,171,343

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                                             FRANKLIN      FRANKLIN       FRANKLIN     GOLDMAN SACHS
                                             FIDELITY VIP   FRANKLIN DEV    MUTUAL SHS   SMALL CP VAL    SM-MD CP GR    VI HQ FLT RT
                                             MID CAP SC2   MKTS VIP CL 2     VIP CL 2      VIP CL 2       VIP CL 2           SS
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $  60,766,741     35,226,151     10,716,322      8,120,569     24,861,862      2,494,786
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --            812             --             --
Receivable for investments sold                     6,253          9,935          5,719             --            181            232
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                               60,772,994     35,236,086     10,722,041      8,121,381     24,862,043      2,495,018
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                     6,253          9,935          5,719             --            181            232
Payable for investments purchased                      --             --             --            812             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                               6,253          9,935          5,719            812            181            232
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $  60,766,741     35,226,151     10,716,322      8,120,569     24,861,862      2,494,786
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $  60,766,741     35,226,151     10,716,322      8,120,569     24,861,862      2,494,786

    Investment shares                           1,608,011      3,443,417        526,342        410,130      1,394,384        239,883
    Investments at cost                     $  48,025,275     30,462,188      9,423,211      7,401,551     26,842,773      2,505,939

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                              INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI    INVESCO VI    IVY VIP ASSET
                                              AMER VALUE      COMSTOCK     EQUITY & INC   GROWTH & INC   SM CAP EQTY      STRATEGY
                                                SR II          SR II          SR II          SR II          SR II          CL II
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $   2,911,285      6,539,228      2,977,854        989,029      2,892,030     32,082,697
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --             --             --             --
Receivable for investments sold                       175            515            126            108            271          4,478
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                2,911,460      6,539,743      2,977,980        989,137      2,892,301     32,087,175
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                       175            515            126            108            271          4,478
Payable for investments purchased                      --             --             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                 175            515            126            108            271          4,478
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $   2,911,285      6,539,228      2,977,854        989,029      2,892,030     32,082,697
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $   2,911,285      6,539,228      2,977,854        989,029      2,892,030     32,082,697

    Investment shares                             159,961        318,366        157,143         43,646        151,813      3,424,785
    Investments at cost                     $   2,671,234      5,453,379      2,774,318        933,258      2,965,128     34,866,034

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                               IVY VIP        IVY VIP        IVY VIP        IVY VIP      IVY VIP INTL  IVY VIP MICRO
                                               BALANCED     CORE EQUITY   GLOBAL GROWTH   HIGH INCOME    CORE EQUITY    CAP GROWTH
                                                CL II          CL II          CL II          CL II          CL II          CL II
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $ 115,290,679     16,446,328     10,732,692     14,896,846    165,923,594     18,876,839
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --         58,882             --          1,114
Receivable for investments sold                    27,740          6,229            792             --         18,667             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                              115,318,419     16,452,557     10,733,484     14,955,728    165,942,261     18,877,953
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                    27,740          6,229            792             --         18,667             --
Payable for investments purchased                      --             --             --         58,882             --          1,114
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                              27,740          6,229            792         58,882         18,667          1,114
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $ 115,290,679     16,446,328     10,732,692     14,896,846    165,923,594     18,876,839
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $ 115,290,679     16,446,328     10,732,692     14,896,846    165,923,594     18,876,839

    Investment shares                          14,498,142      1,337,535      1,087,714      4,095,465      8,928,880        841,964
    Investments at cost                     $ 124,916,827     16,615,527      9,378,538     15,731,803    151,619,369     18,818,615

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                             IVY VIP MID      IVY VIP        IVY VIP        IVY VIP                        JANUS
                                             CAP GROWTH     NATURAL RES     SCIENCE &      SMALL CAP       IVY VIP       HENDERSON
                                                CL II          CL II        TECH CL II    CORE CL II     VALUE CL II    BALANCED SS
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $   4,149,595      6,573,163     15,208,095     68,081,972     64,914,169     11,385,202
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --             --          4,566         62,311
Receivable for investments sold                       414            576          3,558        130,979             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                4,150,009      6,573,739     15,211,653     68,212,951     64,918,735     11,447,513
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                       414            576          3,558        130,979             --             --
Payable for investments purchased                      --             --             --             --          4,566         62,311
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                 414            576          3,558        130,979          4,566         62,311
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $   4,149,595      6,573,163     15,208,095     68,081,972     64,914,169     11,385,202
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $   4,149,595      6,573,163     15,208,095     68,081,972     64,914,169     11,385,202

    Investment shares                             357,446      1,419,352        562,482      3,716,914     10,081,718        306,961
    Investments at cost                     $   3,622,076      5,673,103     13,511,329     56,335,049     60,060,657      9,393,350

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                                JANUS          JANUS          JANUS       MFS VIT II     MFS VIT MID    MORGSTANLEY
                                              HENDERSON      HENDERSON      HENDERSON        INTL         CAP GROWTH     VIF EMG MK
                                              FORTY SS     MID CP VAL SS   OVERSEAS SS     VALUE SC         SER SC        EQ CL 2
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $  59,621,882      5,622,860     60,652,683      3,656,129      3,469,653      7,499,841
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --             --             --            758
Receivable for investments sold                     7,102            231          5,847            337             88             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                               59,628,984      5,623,091     60,658,530      3,656,466      3,469,741      7,500,599
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                     7,102            231          5,847            337             88             --
Payable for investments purchased                      --             --             --             --             --            758
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                               7,102            231          5,847            337             88            758
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $  59,621,882      5,622,860     60,652,683      3,656,129      3,469,653      7,499,841
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $  59,621,882      5,622,860     60,652,683      3,656,129      3,469,653      7,499,841

    Investment shares                           1,575,631        321,490      1,973,087        131,515        385,946        426,612
    Investments at cost                     $  54,771,838      5,365,112     68,478,194      3,135,986      3,198,679      6,260,962

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                             MORNINGSTAR    MORNINGSTAR    MORNINGSTAR                   MORNINGSTAR     NEUBERGER
                                             AGGR GROWTH     BALANCED     CONSERVATIVE    MORNINGSTAR    INC & GROWTH   BERMAN SOC
                                               ETF II         ETF II         ETF II      GROWTH ETF II      ETF II       RESP S CL
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $  10,294,545      9,426,911      2,472,010     21,897,432      1,262,835      1,734,285
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --             --             --            717
Receivable for investments sold                       272            770             47             62             17             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                               10,294,817      9,427,681      2,472,057     21,897,494      1,262,852      1,735,002
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                       272            770             47             62             17             --
Payable for investments purchased                      --             --             --             --             --            717
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                 272            770             47             62             17            717
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $  10,294,545      9,426,911      2,472,010     21,897,432      1,262,835      1,734,285
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $  10,294,545      9,426,911      2,472,010     21,897,432      1,262,835      1,734,285

    Investment shares                             797,409        826,922        222,503      1,830,889        116,929         67,508
    Investments at cost                     $   9,275,609      9,262,410      2,501,211     20,097,105      1,282,371      1,557,877

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                             OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PUTNAM VT      PUTNAM VT
                                              INTL GROW      MS SM CAP     LOW DUR PORT  TOTAL RETURN       EQUITY       GROWTH OPP
                                                VA SS          VA SS          ADV CL        ADV CL       INCOME CL IB      CL IB
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $  24,158,591      2,169,791      5,542,214     22,474,363      7,511,549      3,187,323
Receivable from Minnesota Life for policy
  purchase payments                                    --          1,190             --             --             --             --
Receivable for investments sold                       936             --            832            272         64,548            151
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                               24,159,527      2,170,981      5,543,046     22,474,635      7,576,097      3,187,474
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                       936             --            832            272         64,548            151
Payable for investments purchased                      --          1,190             --             --             --             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                 936          1,190            832            272         64,548            151
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $  24,158,591      2,169,791      5,542,214     22,474,363      7,511,549      3,187,323
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $  24,158,591      2,169,791      5,542,214     22,474,363      7,511,549      3,187,323

    Investment shares                           8,947,626         85,358        541,232      2,054,329        281,437        319,691
    Investments at cost                     $  21,281,308      1,911,382      5,664,004     22,868,940      6,265,090      2,757,463

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                              PUTNAM VT      PUTNAM VT                    SFT ADVANTUS  SFT ADVANTUS    SFT ADVANTUS
                                              INTER EQ       MULTI-CAP     SFT ADVANTUS    GOVT MONEY     INDEX 400      INDEX 500
                                                CL IB        GRO CL IB       BOND CL 2       MARKET        MC CL 2          CL 2
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $   6,664,005      1,638,235     98,808,284     19,403,917     97,498,816    313,536,679
Receivable from Minnesota Life for policy
  purchase payments                                   164             66             --             --             --         44,057
Receivable for investments sold                        --             --         14,062          2,604        136,734             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                                6,664,169      1,638,301     98,822,346     19,406,521     97,635,550    313,580,736
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                        --             --         14,062          2,604        136,734             --
Payable for investments purchased                     164             66             --             --             --         44,057
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                                 164             66         14,062          2,604        136,734         44,057
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $   6,664,005      1,638,235     98,808,284     19,403,917     97,498,816    313,536,679
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $   6,664,005      1,638,235     98,808,284     19,403,917     97,498,816    313,536,679

    Investment shares                             436,984         42,092     42,660,351     19,403,917     20,122,099     30,168,249
    Investments at cost                     $   5,215,627      1,491,140     72,694,472     19,403,917     43,002,720    134,902,050

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                                                         SEGREGATED SUB-ACCOUNTS*
                                            ----------------------------------------------------------------------------------------
                                             SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS                    SFT IVY
                                               INTL BOND      MORTGAGE      REAL ESTATE     SFT IVY       SMALL CAP     SFT T. ROWE
                                                 CL 2           CL 2           CL 2         GROWTH         GROWTH       PRICE VALUE
                                            -------------  -------------  -------------  -------------  -------------  -------------
ASSETS
Investments at net asset value              $  25,595,616     31,126,379     55,190,267    295,610,022    119,800,059     95,097,009
Receivable from Minnesota Life for policy
  purchase payments                                    --             --             --             --             --        155,701
Receivable for investments sold                    29,937         69,798          6,211         42,788         13,023             --
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total assets                               25,625,553     31,196,177     55,196,478    295,652,810    119,813,082     95,252,710
                                            -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                    29,937         69,798          6,211         42,788         13,023             --
Payable for investments purchased                      --             --             --             --             --        155,701
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Total liabilities                              29,937         69,798          6,211         42,788         13,023        155,701
                                            -------------  -------------  -------------  -------------  -------------  -------------
    Net assets applicable to policy owners  $  25,595,616     31,126,379     55,190,267    295,610,022    119,800,059     95,097,009
                                            =============  =============  =============  =============  =============  =============

    Total policy owners' equity             $  25,595,616     31,126,379     55,190,267    295,610,022    119,800,059     95,097,009

    Investment shares                          10,332,867     16,189,227     11,807,655     18,874,909      7,581,352      6,825,044
    Investments at cost                     $  22,095,952     25,330,292     44,111,098    189,884,874     76,593,303     70,875,565

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

          Statements of Assets, Liabilities, and Policy Owners' Equity

                               December 31, 2017

                                               SEGREGATED SUB-ACCOUNTS*
                                            ------------------------------
                                            SFT WELLINGTON
                                             CORE EQUITY
                                                 CL 2           TOTALS
                                            --------------  --------------
ASSETS
Investments at net asset value              $   67,531,483   2,387,065,403
Receivable from Minnesota Life for policy
  purchase payments                                     --         449,601
Receivable for investments sold                     13,009         687,455
                                            --------------  --------------
    Total assets                                67,544,492   2,388,202,459
                                            --------------  --------------

LIABILITIES
Payable to Minnesota Life for policy
  terminations, withdrawal payments and
  mortality and expense charges                     13,009         687,455
Payable for investments purchased                       --         449,601
                                            --------------  --------------
    Total liabilities                               13,009       1,137,056
                                            --------------  --------------
    Net assets applicable to policy owners  $   67,531,483   2,387,065,403
                                            ==============  ==============

    Total policy owners' equity             $   67,531,483   2,387,065,403

    Investment shares                            4,743,108
    Investments at cost                     $   47,889,051   1,834,966,610

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     --------------------------------------------------------------------------------------------
                                                       AM CENTURY    AM CENTURY       AMER FUNDS     AMER FUNDS IS    AMER FUNDS
                                       AB VPS INTL      VP INC &     VP INFL PRO     IS GLBL BOND     GLBL GROWTH     IS GLBL SM
                                        VALUE CL B     GRO CL II        CL II            CL 2             CL 2          CP CL 2
                                     --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $       15,020        159,411         127,910          10,508          31,661         13,952
  Mortality, expense and
    administrative charges (note 3)          (3,189)       (37,428)        (23,744)        (13,894)        (19,358)       (17,089)
    Fees waived (note 3)                         --             --              --              --              --             --
                                     --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net           11,831        121,983         104,166          (3,386)         12,303         (3,137)
                                     --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --        173,165              --          16,996         110,898             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                     359,769        813,270         560,410         210,625         508,121        346,680
    Cost of investments sold               (311,776)      (520,560)       (659,964)       (209,798)       (496,948)      (402,372)
                                     --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                           47,993        292,710         (99,554)            827          11,173        (55,692)
    Net realized gains (losses) on
      investments                            47,993        465,875         (99,554)         17,823         122,071        (55,692)

  Net change in unrealized
    appreciation (depreciation) of
    investments                              76,814        773,833         145,682         151,049         828,546        809,440
                                     --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net         124,807      1,239,708          46,128         168,872         950,617        753,748
                                     --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $      136,638      1,361,691         150,294         165,486         962,920        750,611
                                     ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     --------------------------------------------------------------------------------------------
                                       AMER FUNDS      AMER FUNDS                     AMER FUNDS      AMER FUNDS    FIDELITY VIP
                                       IS GROWTH     IS GROWTH-INC   AMER FUNDS      IS NEW WORLD   IS US GOVT/AAA  EQUITY-INCOME
                                          CL 2            CL 2      IS INTL CL 2         CL 2            CL 2            SC2
                                     --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $       99,864        242,194         155,699         236,890          18,899      1,329,560
  Mortality, expense and
    administrative charges (note 3)         (93,015)       (83,870)        (57,880)       (115,236)         (6,773)      (438,908)
    Fees waived (note 3)                         --             --              --              --              --             --
                                     --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net            6,849        158,324          97,819         121,654          12,126        890,652
                                     --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                1,745,788      1,083,676         130,050              --              --      1,855,530

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   1,377,398      1,463,080       2,365,126       8,778,834         213,737      7,247,948
    Cost of investments sold             (1,461,861)    (1,541,602)     (2,452,077)     (9,004,686)       (220,094)    (7,445,043)
                                     --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                          (84,463)       (78,522)        (86,951)       (225,852)         (6,357)      (197,095)
    Net realized gains (losses) on
      investments                         1,661,325      1,005,154          43,099        (225,852)         (6,357)     1,658,435

  Net change in unrealized
    appreciation (depreciation) of
    investments                           2,738,287      2,125,237       2,881,849       5,680,303           8,373      7,575,129
                                     --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net       4,399,612      3,130,391       2,924,948       5,454,451           2,016      9,233,564
                                     --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $    4,406,461      3,288,715       3,022,767       5,576,105          14,142     10,124,216
                                     ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     --------------------------------------------------------------------------------------------
                                                                       FRANKLIN        FRANKLIN        FRANKLIN        GOLDMAN
                                      FIDELITY VIP    FRANKLIN DEV    MUTUAL SHS     SMALL CP VAL     SM-MD CP GR    SACHS VI HQ
                                       MID CAP SC2   MKTS VIP CL 2     VIP CL 2        VIP CL 2        VIP CL 2       FLT RT SS
                                     --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      280,193        338,152         240,074          35,423              --         30,503
  Mortality, expense and
    administrative charges (note 3)        (284,452)      (165,464)        (53,278)        (35,475)       (118,963)       (11,770)
    Fees waived (note 3)                         --             --              --              --              --             --
                                     --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net           (4,259)       172,688         186,796             (52)       (118,963)        18,733
                                     --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                2,657,127             --         435,370         484,478       2,312,901             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   5,458,184      7,895,987       1,495,696       2,396,411       3,481,732        267,691
    Cost of investments sold             (4,283,313)    (8,808,260)       (850,716)     (2,545,852)     (3,298,919)      (270,863)
                                     --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                        1,174,871       (912,273)        644,980        (149,441)        182,813         (3,172)
    Net realized gains (losses) on
      investments                         3,831,998       (912,273)      1,080,350         335,037       2,495,714         (3,172)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           6,601,333     11,565,470        (460,338)        376,781       2,132,858          6,958
                                     --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      10,433,331     10,653,197         620,012         711,818       4,628,572          3,786
                                     --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   10,429,072     10,825,885         806,808         711,766       4,509,609         22,519
                                     ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ---------------------------------------------------------------------------------------------
                                       INVESCO VI      INVESCO VI     INVESCO VI      INVESCO VI      INVESCO VI       IVY VIP
                                       AMER VALUE       COMSTOCK     EQUITY & INC    GROWTH & INC     SM CAP EQTY   ASSET STRATEGY
                                          SR II           SR II         SR II           SR II            SR II          CL II
                                     --------------  -------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $       17,232        118,223          40,642          12,435              --         488,776
  Mortality, expense and
    administrative charges (note 3)         (15,833)       (29,724)        (14,055)         (4,862)        (13,780)       (158,668)
    Fees waived (note 3)                         --             --              --              --              --              --
                                     --------------  -------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net            1,399         88,499          26,587           7,573         (13,780)        330,108
                                     --------------  -------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   34,085        259,000          50,761          40,015         129,552              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   1,090,603        510,117         371,904         509,289         379,354       6,936,609
    Cost of investments sold             (1,281,742)      (338,143)       (302,700)       (508,042)       (364,196)     (7,996,322)
                                     --------------  -------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                         (191,139)       171,974          69,204           1,247          15,158      (1,059,713)
    Net realized gains (losses) on
      investments                          (157,054)       430,974         119,965          41,262         144,710      (1,059,713)

  Net change in unrealized
    appreciation (depreciation) of
    investments                             412,998        438,910         128,337          69,936         211,177       5,917,938
                                     --------------  -------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net         255,944        869,884         248,302         111,198         355,887       4,858,225
                                     --------------  -------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $      257,343        958,383         274,889         118,771         342,107       5,188,333
                                     ==============  =============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     --------------------------------------------------------------------------------------------
                                         IVY VIP        IVY VIP         IVY VIP         IVY VIP        IVY VIP         IVY VIP
                                        BALANCED      CORE EQUITY    GLOBAL GROWTH    HIGH INCOME     INTL CORE       MICRO CAP
                                          CL II          CL II           CL II           CL II       EQUITY CL II    GROWTH CL II
                                     --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $    1,805,385         72,729           5,120         815,608       2,206,142             --
  Mortality, expense and
    administrative charges (note 3)        (566,107)       (80,151)        (51,384)        (73,395)       (785,954)       (92,226)
    Fees waived (note 3)                         --             --              --              --              --             --
                                     --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net        1,239,278         (7,422)        (46,264)        742,213       1,420,188        (92,226)
                                     --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                3,193,809        657,725         272,938              --              --         56,472

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   9,460,974      2,716,274       1,578,386       1,362,601      12,773,747      1,588,010
    Cost of investments sold             (9,545,373)    (2,870,733)     (1,461,805)     (1,556,907)    (15,755,432)      (875,170)
                                     --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                          (84,399)      (154,459)        116,581        (194,306)     (2,981,685)       712,840
    Net realized gains (losses) on
      investments                         3,109,410        503,266         389,519        (194,306)     (2,981,685)       769,312

  Net change in unrealized
    appreciation (depreciation) of
    investments                           7,317,087      2,440,322       1,844,240         327,665      33,273,859        799,103
                                     --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      10,426,497      2,943,588       2,233,759         133,359      30,292,174      1,568,415
                                     --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   11,665,775      2,936,166       2,187,495         875,572      31,712,362      1,476,189
                                     ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     --------------------------------------------------------------------------------------------
                                       IVY VIP MID      IVY VIP        IVY VIP         IVY VIP                          JANUS
                                        CAP GROWTH    NATURAL RES     SCIENCE &       SMALL CAP         IVY VIP       HENDERSON
                                          CL II          CL II        TECH CL II      CORE CL II      VALUE CL II    BALANCED SS
                                     --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --          8,466              --              --         894,147        146,235
  Mortality, expense and
    administrative charges (note 3)         (18,946)       (31,415)        (66,693)       (326,922)       (315,156)       (52,638)
    Fees waived (note 3)                         --             --              --              --              --             --
                                     --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net          (18,946)       (22,949)        (66,693)       (326,922)        578,991         93,597
                                     --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  112,636             --       1,149,951       7,617,779       1,212,681         20,214

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                     668,929      2,515,048       3,613,311       7,648,315       5,970,209        998,260
    Cost of investments sold               (605,808)    (2,612,670)     (3,697,238)     (5,621,051)     (6,213,839)      (863,545)
                                     --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                           63,121        (97,622)        (83,927)      2,027,264        (243,630)       134,715
    Net realized gains (losses) on
      investments                           175,757        (97,622)      1,066,024       9,645,043         969,051        154,929

  Net change in unrealized
    appreciation (depreciation) of
    investments                             724,281        297,421       2,527,777      (1,146,114)      5,595,282      1,460,044
                                     --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net         900,038        199,799       3,593,801       8,498,929       6,564,333      1,614,973
                                     --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $      881,092        176,850       3,527,108       8,172,007       7,143,324      1,708,570
                                     ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     --------------------------------------------------------------------------------------------
                                          JANUS          JANUS           JANUS                          MFS VIT      MORGSTANLEY
                                        HENDERSON      HENDERSON       HENDERSON      MFS VIT II        MID CAP      VIF EMG MK
                                        FORTY SS     MID CP VAL SS    OVERSEAS SS   INTL VALUE SC    GROWTH SER SC     EQ CL 2
                                     --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --         31,205         921,840          40,588              --         63,234
  Mortality, expense and
    administrative charges (note 3)        (276,427)       (23,930)       (288,822)        (13,902)        (14,105)       (38,862)
    Fees waived (note 3)                         --             --              --              --              --             --
                                     --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net         (276,427)         7,275         633,018          26,686         (14,105)        24,372
                                     --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                3,060,274        178,395              --           2,959         180,603             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   8,846,445        480,675       8,604,597         343,664         422,797      5,592,583
    Cost of investments sold             (6,786,553)      (498,028)    (14,578,265)       (290,644)       (422,052)    (5,123,570)
                                     --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                        2,059,892        (17,353)     (5,973,668)         53,020             745        469,013
    Net realized gains (losses) on
      investments                         5,120,166        161,042      (5,973,668)         55,979         181,348        469,013

  Net change in unrealized
    appreciation (depreciation) of
    investments                           8,991,238        440,061      20,249,531         536,650         470,038      1,690,206
                                     --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      14,111,404        601,103      14,275,863         592,629         651,386      2,159,219
                                     --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   13,834,977        608,378      14,908,881         619,315         637,281      2,183,591
                                     ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     --------------------------------------------------------------------------------------------
                                       MORNINGSTAR    MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR     NEUBERGER
                                       AGGR GROWTH      BALANCED     CONSERVATIVE       GROWTH       INC & GROWTH     BERMAN SOC
                                          ETF II         ETF II         ETF II          ETF II          ETF II         RESP S CL
                                     --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      115,250        140,342          43,084         282,914          21,385          5,659
  Mortality, expense and
    administrative charges (note 3)         (46,372)       (39,069)        (11,390)        (90,984)         (6,172)        (8,878)
    Fees waived (note 3)                         --             --              --              --              --             --
                                     --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net           68,878        101,273          31,694         191,930          15,213         (3,219)
                                     --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  566,579        529,819          11,730       1,102,745          56,627         60,820

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                     566,052        495,531         127,873       1,360,877         124,431        622,563
    Cost of investments sold               (459,241)      (447,254)       (133,267)     (1,091,766)       (121,587)      (569,746)
                                     --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                          106,811         48,277          (5,394)        269,111           2,844         52,817
    Net realized gains (losses) on
      investments                           673,390        578,096           6,336       1,371,856          59,471        113,637

  Net change in unrealized
    appreciation (depreciation) of
    investments                             886,620        260,258          86,735       1,245,607          36,394        175,323
                                     --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net       1,560,010        838,354          93,071       2,617,463          95,865        288,960
                                     --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $    1,628,888        939,627         124,765       2,809,393         111,078        285,741
                                     ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     --------------------------------------------------------------------------------------------
                                       OPPENHEIMER    OPPENHEIMER     PIMCO VIT       PIMCO VIT        PUTNAM VT      PUTNAM VT
                                        INTL GROW      MS SM CAP     LOW DUR PORT    TOTAL RETURN    EQUITY INCOME   GROWTH AND
                                          VA SS          VA SS          ADV CL         ADV CL            CL IB      INC CL IB (a)
                                     --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      276,984         13,640          65,747         418,033         105,294         27,917
  Mortality, expense and
    administrative charges (note 3)        (116,537)       (10,433)        (26,497)       (108,507)        (34,288)        (2,412)
    Fees waived (note 3)                         --             --              --              --              --             --
                                     --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net          160,447          3,207          39,250         309,526          71,006         25,505
                                     --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --        113,752              --              --         186,500        155,211

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   6,743,175        537,370         963,366       1,950,131       1,386,273      1,669,924
    Cost of investments sold             (7,161,052)      (566,633)     (1,013,679)     (2,103,593)       (862,743)    (1,638,204)
                                     --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                         (417,877)       (29,263)        (50,313)       (153,462)        523,530         31,720
    Net realized gains (losses) on
      investments                          (417,877)        84,489         (50,313)       (153,462)        710,030        186,931

  Net change in unrealized
    appreciation (depreciation) of
    investments                           5,596,629        173,646          48,825         740,891         331,380        (87,604)
                                     --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net       5,178,752        258,135          (1,488)        587,429       1,041,410         99,327
                                     --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $    5,339,199        261,342          37,762         896,955       1,112,416        124,832
                                     ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     --------------------------------------------------------------------------------------------
                                        PUTNAM VT      PUTNAM VT       PUTNAM VT                     SFT ADVANTUS    SFT ADVANTUS
                                       GROWTH OPP       INTER EQ       MULTI-CAP     SFT ADVANTUS     GOVT MONEY       INDEX 400
                                          CL IB          CL IB         GRO CL IB       BOND CL 2        MARKET          MC CL 2
                                     --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $        3,333        140,464          12,453              --          27,024             --
  Mortality, expense and
    administrative charges (note 3)         (13,607)       (31,574)         (7,048)       (490,864)       (105,134)      (456,815)
    Fees waived (note 3)                         --             --              --              --              --             --
                                     --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net          (10,274)       108,890           5,405        (490,864)        (78,110)      (456,815)
                                     --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   42,959             --         141,193              --              --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   2,337,991        766,147       2,052,960       8,083,513      14,562,569      7,404,524
    Cost of investments sold             (2,532,730)      (572,174)     (2,038,347)     (5,223,616)    (14,562,569)    (2,988,805)
                                     --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                         (194,739)       193,973          14,613       2,859,897              --      4,415,719
    Net realized gains (losses) on
      investments                          (151,780)       193,973         155,806       2,859,897              --      4,415,719

  Net change in unrealized
    appreciation (depreciation) of
    investments                             849,890      1,144,834         166,890       1,656,234              --      9,008,157
                                     --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net         698,110      1,338,807         322,696       4,516,131              --     13,423,876
                                     --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $      687,836      1,447,697         328,101       4,025,267         (78,110)    12,967,061
                                     ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     --------------------------------------------------------------------------------------------
                                      SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS    SFT ADVANTUS                      SFT IVY
                                        INDEX 500      INTL BOND       MORTGAGE       REAL ESTATE       SFT IVY         SMALL
                                           CL 2           CL 2           CL 2            CL 2           GROWTH        CAP GROWTH
                                     --------------  -------------  --------------  --------------  --------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --             --              --              --              --             --
  Mortality, expense and
    administrative charges (note 3)      (1,435,565)      (130,114)       (157,598)       (289,387)     (1,380,776)      (558,570)
    Fees waived (note 3)                         --             --              --              --              --             --
                                     --------------  -------------  --------------  --------------  --------------  -------------
    Investment income (loss) - net       (1,435,565)      (130,114)       (157,598)       (289,387)     (1,380,776)      (558,570)
                                     --------------  -------------  --------------  --------------  --------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --             --              --              --              --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  12,691,714      2,442,634       2,659,768      24,420,141      27,102,634     11,680,250
    Cost of investments sold             (4,462,438)    (1,510,683)     (1,963,156)     (8,635,759)    (19,344,214)    (8,341,516)
                                     --------------  -------------  --------------  --------------  --------------  -------------
  Realized gains (losses) on sales
    of investments                        8,229,276        931,951         696,612      15,784,382       7,758,420      3,338,734
    Net realized gains (losses) on
      investments                         8,229,276        931,951         696,612      15,784,382       7,758,420      3,338,734

  Net change in unrealized
    appreciation (depreciation) of
    investments                          47,270,476       (627,954)        (79,363)    (12,758,310)     62,530,768     21,918,008
                                     --------------  -------------  --------------  --------------  --------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      55,499,752        303,997         617,249       3,026,072      70,289,188     25,256,742
                                     --------------  -------------  --------------  --------------  --------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   54,064,187        173,883         459,651       2,736,685      68,908,412     24,698,172
                                     ==============  =============  ==============  ==============  ==============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                 SEGREGATED SUB-ACCOUNTS*
                                     -----------------------------------------------
                                                         SFT
                                       SFT T. ROWE   WELLINGTON CORE
                                       PRICE VALUE     EQUITY CL 2        TOTALS
                                     --------------  ---------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --               --      12,753,443
  Mortality, expense and
    administrative charges (note 3)        (447,684)        (226,459)    (11,166,477)
    Fees waived (note 3)                         --               --              --
                                     --------------  ---------------  --------------
    Investment income (loss) - net         (447,684)        (226,459)      1,586,966
                                     --------------  ---------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --               --      32,203,763

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  13,847,170        7,796,092     284,619,073
    Cost of investments sold            (10,980,817)      (6,052,714)   (240,332,835)
                                     --------------  ---------------  --------------
  Realized gains (losses) on sales
    of investments                        2,866,353        1,743,378      44,286,238
    Net realized gains (losses) on
      investments                         2,866,353        1,743,378      76,490,001

  Net change in unrealized
    appreciation (depreciation) of
    investments                          12,491,367       10,659,411     302,760,703
                                     --------------  ---------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      15,357,720       12,402,789     379,250,704
                                     --------------  ---------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   14,910,036       12,176,330     380,837,670
                                     ==============  ===============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

(a) For the period from January 1, 2017 through May 15, 2017.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                                          AM CENTURY      AM CENTURY     AMER FUNDS   AMER FUNDS IS  AMER FUNDS IS
                                          AB VPS INTL    VP INC & GRO    VP INFL PRO    IS GLBL BOND   GLBL GROWTH     GLBL SM CP
                                           VALUE CL B        CL II           CL II          CL 2           CL 2           CL 2
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $        2,302          78,749         55,711          2,366         10,998         (5,342)
  Net realized gains (losses) on
    investments                                (33,933)        169,251       (135,579)       (25,561)        47,046        274,639
  Net change in unrealized
    appreciation (depreciation) of
    investments                                 24,418         288,363        221,608         60,164        (12,287)      (224,237)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                     (7,213)        536,363        141,740         36,969         45,757         45,060

Policy transactions (notes 3 and 6)
  Policy purchase payments                     381,562       3,425,526      1,511,684      1,923,227      1,519,806        692,251
  Policy terminations, withdrawal
    payments and charges                      (379,111)       (299,407)    (1,017,262)    (1,420,529)      (812,867)      (488,155)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                            2,451       3,126,119        494,422        502,698        706,939        204,096
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets               (4,762)      3,662,482        636,162        539,667        752,696        249,156
Net assets at the beginning of year or
  period                                       445,399       3,343,470      3,919,895      1,934,322      1,919,283      2,136,419
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $      440,637       7,005,952      4,556,057      2,473,989      2,671,979      2,385,575
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $       11,831         121,983        104,166         (3,386)        12,303         (3,137)
  Net realized gains (losses) on
    investments                                 47,993         465,875        (99,554)        17,823        122,071        (55,692)
  Net change in unrealized
    appreciation (depreciation) of
    investments                                 76,814         773,833        145,682        151,049        828,546        809,440
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                    136,638       1,361,691        150,294        165,486        962,920        750,611

Policy transactions (notes 3 and 6)
  Policy purchase payments                     662,209         576,316        815,017        571,922      2,352,034      1,681,056
  Policy terminations, withdrawal
    payments and charges                      (357,944)       (793,257)      (550,596)      (205,311)      (502,294)      (341,703)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          304,265        (216,941)       264,421        366,611      1,849,740      1,339,353
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets              440,903       1,144,750        414,715        532,097      2,812,660      2,089,964
Net assets at the beginning of year or
  period                                       440,637       7,005,952      4,556,057      2,473,989      2,671,979      2,385,575
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $      881,540       8,150,702      4,970,772      3,006,086      5,484,639      4,475,539
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                          AMER FUNDS     AMER FUNDS IS                 AMER FUNDS IS  AMER FUNDS IS   FIDELITY VIP
                                          IS GROWTH       GROWTH-INC    AMER FUNDS IS    NEW WORLD     US GOVT/AAA   EQUITY-INCOME
                                             CL 2            CL 2         INTL CL 2         CL 2           CL 2           SC2
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $       42,793         136,427         82,427         58,371         11,277      1,331,214
  Net realized gains (losses) on
    investments                              1,058,023       1,367,507        610,403       (162,749)        21,427      2,366,416
  Net change in unrealized
    appreciation (depreciation) of
    investments                                 46,397        (194,979)      (425,846)       683,077        (37,701)     9,399,667
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                  1,147,213       1,308,955        266,984        578,699         (4,997)    13,097,297

Policy transactions (notes 3 and 6)
  Policy purchase payments                   3,020,022       2,990,628      3,370,258      3,664,943      2,087,202      2,364,928
  Policy terminations, withdrawal
    payments and charges                      (844,175)       (614,699)      (449,796)    (1,095,072)    (1,370,946)    (9,714,366)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                        2,175,847       2,375,929      2,920,462      2,569,871        716,256     (7,349,438)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets            3,323,060       3,684,884      3,187,446      3,148,570        711,259      5,747,859
Net assets at the beginning of year or
  period                                    11,412,305      11,086,486      5,544,084     14,120,259        532,278     80,973,896
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   14,735,365      14,771,370      8,731,530     17,268,829      1,243,537     86,721,755
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $        6,849         158,324         97,819        121,654         12,126        890,652
  Net realized gains (losses) on
    investments                              1,661,325       1,005,154         43,099       (225,852)        (6,357)     1,658,435
  Net change in unrealized
    appreciation (depreciation) of
    investments                              2,738,287       2,125,237      2,881,849      5,680,303          8,373      7,575,129
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                  4,406,461       3,288,715      3,022,767      5,576,105         14,142     10,124,216

Policy transactions (notes 3 and 6)
  Policy purchase payments                   4,156,290       1,906,404      4,471,145     14,356,790        388,736      2,686,592
  Policy terminations, withdrawal
    payments and charges                    (1,346,609)     (1,418,793)    (2,343,884)    (8,730,177)      (210,340)    (6,938,217)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                        2,809,681         487,611      2,127,261      5,626,613        178,396     (4,251,625)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets            7,216,142       3,776,326      5,150,028     11,202,718        192,538      5,872,591
Net assets at the beginning of year or
  period                                    14,735,365      14,771,370      8,731,530     17,268,829      1,243,537     86,721,755
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   21,951,507      18,547,696     13,881,558     28,471,547      1,436,075     92,594,346
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                                           FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN        GOLDMAN
                                         FIDELITY VIP      DEV MKTS      MUTUAL SHS     SMALL CP VAL    SM-MD CP      SACHS VI HQ
                                         MID CAP SC2       VIP CL 2       VIP CL 2        VIP CL 2     GR VIP CL 2     FLT RT SS
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $      (96,575)         88,320        153,272         15,201       (108,742)        10,919
  Net realized gains (losses) on
    investments                              3,360,831         177,047      1,223,103        149,974      2,134,130        (19,168)
  Net change in unrealized
    appreciation (depreciation) of
    investments                              2,461,026       4,022,538        124,878      1,319,613     (1,274,599)        19,394
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                  5,725,282       4,287,905      1,501,253      1,484,788        750,789         11,145

Policy transactions (notes 3 and 6)
  Policy purchase payments                   1,636,370       2,813,441        430,664      4,268,192      1,891,458        623,447
  Policy terminations, withdrawal
    payments and charges                    (5,913,903)     (4,652,884)    (1,225,783)    (2,163,852)    (1,963,697)      (403,194)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                       (4,277,533)     (1,839,443)      (795,119)     2,104,340        (72,239)       220,253
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets            1,447,749       2,448,462        706,134      3,589,128        678,550        231,398
Net assets at the beginning of year or
  period                                    53,439,007      25,146,799     10,120,834      4,555,854     22,494,257      2,008,965
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   54,886,756      27,595,261     10,826,968      8,144,982     23,172,807      2,240,363
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $       (4,259)        172,688        186,796            (52)      (118,963)        18,733
  Net realized gains (losses) on
    investments                              3,831,998        (912,273)     1,080,350        335,037      2,495,714         (3,172)
  Net change in unrealized
    appreciation (depreciation) of
    investments                              6,601,333      11,565,470       (460,338)       376,781      2,132,858          6,958
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                 10,429,072      10,825,885        806,808        711,766      4,509,609         22,519

Policy transactions (notes 3 and 6)
  Policy purchase payments                     690,937       4,579,682        548,462      1,645,160        582,042        495,378
  Policy terminations, withdrawal
    payments and charges                    (5,240,024)     (7,774,677)    (1,465,916)    (2,381,339)    (3,402,596)      (263,474)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                       (4,549,087)     (3,194,995)      (917,454)      (736,179)    (2,820,554)       231,904
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets            5,879,985       7,630,890       (110,646)       (24,413)     1,689,055        254,423
Net assets at the beginning of year or
  period                                    54,886,756      27,595,261     10,826,968      8,144,982     23,172,807      2,240,363
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   60,766,741      35,226,151     10,716,322      8,120,569     24,861,862      2,494,786
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                          INVESCO VI      INVESCO VI     INVESCO VI      INVESCO VI    INVESCO VI    IVY VIP ASSET
                                          AMER VALUE       COMSTOCK     EQUITY & INC    GROWTH & INC   SM CAP EQTY      STRATEGY
                                             SR II           SR II          SR II          SR II          SR II          CL II
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $      (10,484)         42,405         25,815          1,468        (12,338)        35,955
  Net realized gains (losses) on
    investments                                 17,196         644,945         92,314         15,486        181,708     (2,717,064)
  Net change in unrealized
    appreciation (depreciation) of
    investments                                389,560         111,305        173,907         44,687        105,106      1,379,189
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                    396,272         798,655        292,036         61,641        274,476     (1,301,920)

Policy transactions (notes 3 and 6)
  Policy purchase payments                     960,330         380,544        717,828        195,271        224,672      1,693,224
  Policy terminations, withdrawal
    payments and charges                      (537,586)       (792,655)      (174,390)       (63,395)      (279,217)   (11,997,816)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          422,744        (412,111)       543,438        131,876        (54,545)   (10,304,592)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets              819,016         386,544        835,474        193,517        219,931    (11,606,512)
Net assets at the beginning of year or
  period                                     2,546,537       5,196,176      1,761,775        321,822      2,437,127     44,283,142
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $    3,365,553       5,582,720      2,597,249        515,339      2,657,058     32,676,630
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $        1,399          88,499         26,587          7,573        (13,780)       330,108
  Net realized gains (losses) on
    investments                               (157,054)        430,974        119,965         41,262        144,710     (1,059,713)
  Net change in unrealized
    appreciation (depreciation) of
    investments                                412,998         438,910        128,337         69,936        211,177      5,917,938
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                    257,343         958,383        274,889        118,771        342,107      5,188,333

Policy transactions (notes 3 and 6)
  Policy purchase payments                     371,928         494,063        470,652        861,662        265,764      1,045,838
  Policy terminations, withdrawal
    payments and charges                    (1,083,539)       (495,938)      (364,936)      (506,743)      (372,899)    (6,828,104)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                         (711,611)         (1,875)       105,716        354,919       (107,135)    (5,782,266)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets             (454,268)        956,508        380,605        473,690        234,972       (593,933)
Net assets at the beginning of year or
  period                                     3,365,553       5,582,720      2,597,249        515,339      2,657,058     32,676,630
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $    2,911,285       6,539,228      2,977,854        989,029      2,892,030     32,082,697
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                            IVY VIP        IVY VIP         IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                           BALANCED      CORE EQUITY       GLOBAL       HIGH INCOME     INTL CORE      MICRO CAP
                                             CL II          CL II       GROWTH CL II       CL II       EQUITY CL II  GROWTH CL II
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $      994,519          (7,058)       (27,031)       875,198      1,254,254        (83,728)
  Net realized gains (losses) on
    investments                             17,000,629       2,040,721        374,379       (363,060)    (2,254,537)     1,967,876
  Net change in unrealized
    appreciation (depreciation) of
    investments                            (16,360,696)     (1,546,545)      (731,564)     1,384,647      1,593,193        219,538
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                  1,634,452         487,118       (384,216)     1,896,785        592,910      2,103,686

Policy transactions (notes 3 and 6)
  Policy purchase payments                   2,195,563         680,391        613,052      1,745,732      3,087,391        506,072
  Policy terminations, withdrawal
    payments and charges                    (9,548,728)     (2,531,070)    (1,302,622)    (1,687,457)   (11,738,412)    (1,703,493)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                       (7,353,165)     (1,850,679)      (689,570)        58,275     (8,651,021)    (1,197,421)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets           (5,718,713)     (1,363,561)    (1,073,786)     1,955,060     (8,058,111)       906,265
Net assets at the beginning of year or
  period                                   117,541,667      16,959,118     10,557,594     12,341,680    152,866,475     17,607,461
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $  111,822,954      15,595,557      9,483,808     14,296,740    144,808,364     18,513,726
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $    1,239,278          (7,422)       (46,264)       742,213      1,420,188        (92,226)
  Net realized gains (losses) on
    investments                              3,109,410         503,266        389,519       (194,306)    (2,981,685)       769,312
  Net change in unrealized
    appreciation (depreciation) of
    investments                              7,317,087       2,440,322      1,844,240        327,665     33,273,859        799,103
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                 11,665,775       2,936,166      2,187,495        875,572     31,712,362      1,476,189

Policy transactions (notes 3 and 6)
  Policy purchase payments                     798,605         584,078        609,915      1,046,599      1,504,145        417,245
  Policy terminations, withdrawal
    payments and charges                    (8,996,655)     (2,669,473)    (1,548,526)    (1,322,065)   (12,101,277)    (1,530,321)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                       (8,198,050)     (2,085,395)      (938,611)      (275,466)   (10,597,132)    (1,113,076)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets            3,467,725         850,771      1,248,884        600,106     21,115,230        363,113
Net assets at the beginning of year or
  period                                   111,822,954      15,595,557      9,483,808     14,296,740    144,808,364     18,513,726
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $  115,290,679      16,446,328     10,732,692     14,896,846    165,923,594     18,876,839
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                          IVY VIP MID      IVY VIP         IVY VIP        IVY VIP                        JANUS
                                          CAP GROWTH     NATURAL RES      SCIENCE &      SMALL CAP       IVY VIP       HENDERSON
                                             CL II          CL II         TECH CL II     CORE CL II    VALUE CL II    BALANCED SS
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $      (16,322)         20,597        (64,646)       (61,237)       434,658        136,542
  Net realized gains (losses) on
    investments                                185,789      (1,240,865)       754,101      5,616,981      6,410,344        133,240
  Net change in unrealized
    appreciation (depreciation) of
    investments                                 11,610       2,664,455       (655,882)     9,636,698       (778,301)       123,536
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                    181,077       1,444,187         33,573     15,192,442      6,066,701        393,318

Policy transactions (notes 3 and 6)
  Policy purchase payments                     349,980       4,519,906      1,795,211      3,258,470        613,524      2,239,793
  Policy terminations, withdrawal
    payments and charges                      (499,614)     (3,017,914)    (5,216,686)    (9,373,623)    (6,053,994)      (895,393)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                         (149,634)      1,501,992     (3,421,475)    (6,115,153)    (5,440,470)     1,344,400
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets               31,443       2,946,179     (3,387,902)     9,077,289        626,231      1,737,718
Net assets at the beginning of year or
  period                                     3,342,139       4,906,141     14,774,294     57,336,903     62,338,364      8,190,677
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $    3,373,582       7,852,320     11,386,392     66,414,192     62,964,595      9,928,395
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $      (18,946)        (22,949)       (66,693)      (326,922)       578,991         93,597
  Net realized gains (losses) on
    investments                                175,757         (97,622)     1,066,024      9,645,043        969,051        154,929
  Net change in unrealized
    appreciation (depreciation) of
    investments                                724,281         297,421      2,527,777     (1,146,114)     5,595,282      1,460,044
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                    881,092         176,850      3,527,108      8,172,007      7,143,324      1,708,570

Policy transactions (notes 3 and 6)
  Policy purchase payments                     554,505       1,043,947      3,872,525        884,959        517,946        716,107
  Policy terminations, withdrawal
    payments and charges                      (659,584)     (2,499,954)    (3,577,930)    (7,389,186)    (5,711,696)      (967,870)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                         (105,079)     (1,456,007)       294,595     (6,504,227)    (5,193,750)      (251,763)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets              776,013      (1,279,157)     3,821,703      1,667,780      1,949,574      1,456,807
Net assets at the beginning of year or
  period                                     3,373,582       7,852,320     11,386,392     66,414,192     62,964,595      9,928,395
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $    4,149,595       6,573,163     15,208,095     68,081,972     64,914,169     11,385,202
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                            JANUS            JANUS          JANUS       MFS VIT II     MFS VIT MID    MORGSTANLEY
                                          HENDERSON        HENDERSON      HENDERSON     INTL VALUE     CAP GROWTH     VIF EMG MK
                                           FORTY SS      MID CP VAL SS   OVERSEAS SS        SC            SER SC        EQ CL 2
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $     (240,530)         15,796      2,084,360         10,565        (12,167)        (3,757)
  Net realized gains (losses) on
    investments                              5,169,916         483,453        129,272         25,628        253,760       (174,851)
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (4,375,091)        155,639     (6,005,985)        (5,335)      (131,224)       492,804
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                    554,295         654,888     (3,792,353)        30,858        110,369        314,196

Policy transactions (notes 3 and 6)
  Policy purchase payments                   2,371,800         815,517      4,722,176      1,282,198        630,736      1,426,905
  Policy terminations, withdrawal
    payments and charges                    (7,719,672)       (699,614)    (4,475,969)      (189,633)      (773,924)    (1,232,686)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                       (5,347,872)        115,903        246,207      1,092,565       (143,188)       194,219
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets           (4,793,577)        770,791     (3,546,146)     1,123,423        (32,819)       508,415
Net assets at the beginning of year or
  period                                    52,028,517       3,499,094     53,946,727        719,193      2,386,224      5,388,536
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   47,234,940       4,269,885     50,400,581      1,842,616      2,353,405      5,896,951
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $     (276,427)          7,275        633,018         26,686        (14,105)        24,372
  Net realized gains (losses) on
    investments                              5,120,166         161,042     (5,973,668)        55,979        181,348        469,013
  Net change in unrealized
    appreciation (depreciation) of
    investments                              8,991,238         440,061     20,249,531        536,650        470,038      1,690,206
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                 13,834,977         608,378     14,908,881        619,315        637,281      2,183,591

Policy transactions (notes 3 and 6)
  Policy purchase payments                   7,213,953       1,215,327      3,721,338      1,533,336        895,415      4,994,433
  Policy terminations, withdrawal
    payments and charges                    (8,661,988)       (470,730)    (8,378,117)      (339,138)      (416,448)    (5,575,134)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                       (1,448,035)        744,597     (4,656,779)     1,194,198        478,967       (580,701)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets           12,386,942       1,352,975     10,252,102      1,813,513      1,116,248      1,602,890
Net assets at the beginning of year or
  period                                    47,234,940       4,269,885     50,400,581      1,842,616      2,353,405      5,896,951
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   59,621,882       5,622,860     60,652,683      3,656,129      3,469,653      7,499,841
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                          MORNINGSTAR     MORNINGSTAR    MORNINGSTAR    MORNINGSTAR    MORNINGSTAR     NEUBERGER
                                          AGGR GROWTH      BALANCED      CONSERVATIVE     GROWTH      INC & GROWTH     BERMAN SOC
                                             ETF II         ETF II          ETF II        ETF II         ETF II        RESP S CL
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $       57,075          78,923         21,796        139,434         14,335            261
  Net realized gains (losses) on
    investments                                864,610         399,720         44,836        779,123         62,066         61,340
  Net change in unrealized
    appreciation (depreciation) of
    investments                                (34,909)         32,330         19,918        368,567        (10,409)        65,640
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                    886,776         510,973         86,550      1,287,124         65,992        127,241

Policy transactions (notes 3 and 6)
  Policy purchase payments                   1,259,763         409,363        172,842        956,073         55,158        410,621
  Policy terminations, withdrawal
    payments and charges                    (2,571,420)     (1,144,730)      (228,352)    (1,562,109)       (51,291)      (201,765)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                       (1,311,657)       (735,367)       (55,510)      (606,036)         3,867        208,856
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets             (424,881)       (224,394)        31,040        681,088         69,859        336,097
Net assets at the beginning of year or
  period                                     8,752,088       7,051,285      2,106,988     14,334,170      1,134,046      1,352,510
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $    8,327,207       6,826,891      2,138,028     15,015,258      1,203,905      1,688,607
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $       68,878         101,273         31,694        191,930         15,213         (3,219)
  Net realized gains (losses) on
    investments                                673,390         578,096          6,336      1,371,856         59,471        113,637
  Net change in unrealized
    appreciation (depreciation) of
    investments                                886,620         260,258         86,735      1,245,607         36,394        175,323
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                  1,628,888         939,627        124,765      2,809,393        111,078        285,741

Policy transactions (notes 3 and 6)
  Policy purchase payments                     892,202       2,133,093        328,584      5,397,664         67,647        377,721
  Policy terminations, withdrawal
    payments and charges                      (553,752)       (472,700)      (119,367)    (1,324,883)      (119,795)      (617,784)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          338,450       1,660,393        209,217      4,072,781        (52,148)      (240,063)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets            1,967,338       2,600,020        333,982      6,882,174         58,930         45,678
Net assets at the beginning of year or
  period                                     8,327,207       6,826,891      2,138,028     15,015,258      1,203,905      1,688,607
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   10,294,545       9,426,911      2,472,010     21,897,432      1,262,835      1,734,285
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                          OPPENHEIMER     OPPENHEIMER     PIMCO VIT      PIMCO VIT      PUTNAM VT      PUTNAM VT
                                           INTL GROW       MS SM CAP       LOW DUR     TOTAL RETURN   EQUITY INCOME   GROWTH AND
                                             VA SS           VA SS       PORT ADV CL      ADV CL         CL IB       INC CL IB (a)
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $       86,590          (4,049)        47,877        323,414         79,142         13,697
  Net realized gains (losses) on
    investments                                436,266         (65,955)       (60,306)      (226,464)       520,954         42,570
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (1,156,640)        339,825         55,855        374,381         70,985        113,714
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                   (633,784)        269,821         43,426        471,331        671,081        169,981

Policy transactions (notes 3 and 6)
  Policy purchase payments                   1,742,731         829,446        998,665      2,353,834        696,573        275,816
  Policy terminations, withdrawal
    payments and charges                    (6,225,984)       (576,810)    (1,214,896)    (4,743,953)    (1,201,122)      (159,151)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                       (4,483,253)        252,636       (216,231)    (2,390,119)      (504,549)       116,665
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets           (5,117,037)        522,457       (172,805)    (1,918,788)       166,532        286,646
Net assets at the beginning of year or
  period                                    25,968,081       1,384,066      5,548,533     22,616,063      5,672,610      1,082,741
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   20,851,044       1,906,523      5,375,728     20,697,275      5,839,142      1,369,387
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $      160,447           3,207         39,250        309,526         71,006         25,505
  Net realized gains (losses) on
    investments                               (417,877)         84,489        (50,313)      (153,462)       710,030        186,931
  Net change in unrealized
    appreciation (depreciation) of
    investments                              5,596,629         173,646         48,825        740,891        331,380        (87,604)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                  5,339,199         261,342         37,762        896,955      1,112,416        124,832

Policy transactions (notes 3 and 6)
  Policy purchase payments                   4,642,669         534,414      1,080,290      2,773,008      1,928,036        174,727
  Policy terminations, withdrawal
    payments and charges                    (6,674,321)       (532,488)      (951,566)    (1,892,875)    (1,368,045)    (1,668,946)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                       (2,031,652)          1,926        128,724        880,133        559,991     (1,494,219)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets            3,307,547         263,268        166,486      1,777,088      1,672,407     (1,369,387)
Net assets at the beginning of year or
  period                                    20,851,044       1,906,523      5,375,728     20,697,275      5,839,142      1,369,387
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   24,158,591       2,169,791      5,542,214     22,474,363      7,511,549             --
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                           PUTNAM VT       PUTNAM VT      PUTNAM VT      PUTNAM VT                    SFT ADVANTUS
                                          GROWTH OPP       INTER EQ       MULTI-CAP     VOYAGER CL     SFT ADVANTUS    GOVT MONEY
                                           CL IB (b)         CL IB        GRO CL IB        IB (c)        BOND CL 2       MARKET
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $       (1,278)        168,720          2,303         16,926       (488,741)      (130,686)
  Net realized gains (losses) on
    investments                                (27,928)        331,301         63,351        (16,523)     3,117,088             --
  Net change in unrealized
    appreciation (depreciation) of
    investments                               (420,030)       (678,121)       (10,595)       479,274      1,076,464         13,591
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                   (449,236)       (178,100)        55,059        479,677      3,704,811       (117,095)

Policy transactions (notes 3 and 6)
  Policy purchase payments                   2,720,735         457,245        168,109        131,459      4,244,480     11,626,706
  Policy terminations, withdrawal
    payments and charges                      (140,318)       (809,052)      (352,380)    (3,166,170)    (9,083,480)   (16,375,522)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                        2,580,417        (351,807)      (184,271)    (3,034,711)    (4,839,000)    (4,748,816)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets            2,131,181        (529,907)      (129,212)    (2,555,034)    (1,134,189)    (4,865,911)
Net assets at the beginning of year or
  period                                            --       6,233,355      1,059,759      2,555,034     98,085,973     29,027,695
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $    2,131,181       5,703,448        930,547             --     96,951,784     24,161,784
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $      (10,274)        108,890          5,405             --       (490,864)       (78,110)
  Net realized gains (losses) on
    investments                               (151,780)        193,973        155,806             --      2,859,897             --
  Net change in unrealized
    appreciation (depreciation) of
    investments                                849,890       1,144,834        166,890             --      1,656,234             --
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                    687,836       1,447,697        328,101             --      4,025,267        (78,110)

Policy transactions (notes 3 and 6)
  Policy purchase payments                   2,698,911         263,069      2,428,924             --      5,579,325      9,826,964
  Policy terminations, withdrawal
    payments and charges                    (2,330,605)       (750,209)    (2,049,337)            --     (7,748,092)   (14,506,721)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          368,306        (487,140)       379,587             --     (2,168,767)    (4,679,757)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets            1,056,142         960,557        707,688             --      1,856,500     (4,757,867)
Net assets at the beginning of year or
  period                                     2,131,181       5,703,448        930,547             --     96,951,784     24,161,784
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $    3,187,323       6,664,005      1,638,235             --     98,808,284     19,403,917
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                                       SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------------------------------------
                                         SFT ADVANTUS    SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS
                                           INDEX 400       INDEX 500      INTL BOND       MORTGAGE      REAL ESTATE     SFT IVY
                                            MC CL 2          CL 2            CL 2           CL 2            CL 2        GROWTH
                                        --------------  --------------  -------------  -------------  -------------  -------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $     (396,293)     (1,232,224)      (128,735)      (166,951)      (328,595)    (1,254,766)
  Net realized gains (losses) on
    investments                              3,047,090       9,055,489        904,741        996,130      2,781,141      3,051,863
  Net change in unrealized
    appreciation (depreciation) of
    investments                             11,868,846      18,154,061       (138,122)      (525,364)       130,439     (1,202,467)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                 14,519,643      25,977,326        637,884        303,815      2,582,985        594,630

Policy transactions (notes 3 and 6)
  Policy purchase payments                   5,125,967      11,942,575      1,042,702      1,308,697      3,704,005      2,169,239
  Policy terminations, withdrawal
    payments and charges                    (5,499,244)    (14,726,872)    (2,618,786)    (3,593,145)    (6,784,703)   (19,448,186)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                         (373,277)     (2,784,297)    (1,576,084)    (2,284,448)    (3,080,698)   (17,278,947)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets           14,146,366      23,193,029       (938,200)    (1,980,633)      (497,713)   (16,684,317)
Net assets at the beginning of year or
  period                                    74,562,377     240,968,160     27,125,258     34,059,739     65,614,857    267,130,425
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   88,708,743     264,161,189     26,187,058     32,079,106     65,117,144    250,446,108
                                        ==============  ==============  =============  =============  =============  =============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $     (456,815)     (1,435,565)      (130,114)      (157,598)      (289,387)    (1,380,776)
  Net realized gains (losses) on
    investments                              4,415,719       8,229,276        931,951        696,612     15,784,382      7,758,420
  Net change in unrealized
    appreciation (depreciation) of
    investments                              9,008,157      47,270,476       (627,954)       (79,363)   (12,758,310)    62,530,768
                                        --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                 12,967,061      54,064,187        173,883        459,651      2,736,685     68,908,412

Policy transactions (notes 3 and 6)
  Policy purchase payments                   2,941,187       6,958,278      1,591,997      1,141,503     11,546,965      2,110,796
  Policy terminations, withdrawal
    payments and charges                    (7,118,175)    (11,646,975)    (2,357,322)    (2,553,881)   (24,210,527)   (25,855,294)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                       (4,176,988)     (4,688,697)      (765,325)    (1,412,378)   (12,663,562)   (23,744,498)
                                        --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets            8,790,073      49,375,490       (591,442)      (952,727)    (9,926,877)    45,163,914
Net assets at the beginning of year or
  period                                    88,708,743     264,161,189     26,187,058     32,079,106     65,117,144    250,446,108
                                        --------------  --------------  -------------  -------------  -------------  -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $   97,498,816     313,536,679     25,595,616     31,126,379     55,190,267    295,610,022
                                        ==============  ==============  =============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods ended December 31, 2017 and 2016

                                                          SEGREGATED SUB-ACCOUNTS*
                                        ------------------------------------------------------------
                                           SFT IVY                      SFT WELLINGTON
                                          SMALL CAP       SFT T. ROWE    CORE EQUITY
                                           GROWTH         PRICE VALUE        CL 2           TOTALS
                                        --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net        $     (462,987)       (380,420)       (209,531)      3,127,759
  Net realized gains (losses) on
    investments                              1,190,347         615,458         988,359      76,286,835
  Net change in unrealized
    appreciation (depreciation) of
    investments                             17,762,304       7,342,646       1,854,432      60,343,360
                                        --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                 18,489,664       7,577,684       2,633,260     139,757,954

Policy transactions (notes 3 and 6)
  Policy purchase payments                   2,576,012       2,546,409       1,359,267     136,926,387
  Policy terminations, withdrawal
    payments and charges                    (8,984,313)     (7,916,534)     (9,192,232)   (245,907,781)
                                        --------------  --------------  --------------  --------------
Increase (decrease) in net assets from
  policy transactions                       (6,408,301)     (5,370,125)     (7,832,965)   (108,981,394)
                                        --------------  --------------  --------------  --------------
Increase (decrease) in net assets           12,081,363       2,207,559      (5,199,705)     30,776,560
Net assets at the beginning of year or
  period                                    93,377,521      79,687,145      67,488,583   2,092,390,257
                                        --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $  105,458,884      81,894,704      62,288,878   2,123,166,817
                                        ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net        $     (558,570)       (447,684)       (226,459)      1,586,966
  Net realized gains (losses) on
    investments                              3,338,734       2,866,353       1,743,378      76,490,001
  Net change in unrealized
    appreciation (depreciation) of
    investments                             21,918,008      12,491,367      10,659,411     302,760,703
                                        --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                 24,698,172      14,910,036      12,176,330     380,837,670

Policy transactions (notes 3 and 6)
  Policy purchase payments                     836,678      11,801,245         674,751     159,531,105
  Policy terminations, withdrawal
    payments and charges                   (11,193,675)    (13,508,976)     (7,608,476)   (276,470,189)
                                        --------------  --------------  --------------  --------------
Increase (decrease) in net assets from
  policy transactions                      (10,356,997)     (1,707,731)     (6,933,725)   (116,939,084)
                                        --------------  --------------  --------------  --------------
Increase (decrease) in net assets           14,341,175      13,202,305       5,242,605     263,898,586
Net assets at the beginning of year or
  period                                   105,458,884      81,894,704      62,288,878   2,123,166,817
                                        --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                                $  119,800,059      95,097,009      67,531,483   2,387,065,403
                                        ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

(a) For the year ended December 31, 2016 and for the period from January 1, 2017 through May 15, 2017.
(b) For the period from November 21, 2016 through December 31, 2016 and the year ended December 31, 2017.
(c) For the period from January 1, 2016 through November 21, 2016.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of sixty-seven segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

      Variable Life policy owners allocate their purchase payments to one or more of the sixty-seven segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
      - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
      - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
      - American Funds IS(R) Global Bond Fund - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
      - American Funds IS(R) Global Growth Fund - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
      - American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
      - American Funds IS(R) Growth Fund - Class 2 Shares (Amer Funds IS Growth Cl 2)
      - American Funds IS(R) Growth-Income Fund - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
      - American Funds IS(R) International Fund - Class 2 Shares (Amer Funds IS Intl Cl 2)
      - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
      - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
      - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
      - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)
      - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund - Class 2 (Franklin Mutual Shs VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund - Class 2 (Franklin Small Cp Val VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund - Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
      - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund - Class 2 (Franklin Dev Mkts VIP Cl 2)
      - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
      - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
      -   Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr
          II)
      - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
      - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
      - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
      -   Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)
      -   Ivy VIP Balanced Class II (Ivy VIP Balanced Cl II)
      -   Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
      -   Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
      -   Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
      - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
      -   Ivy VIP - Micro Cap Growth Class II (Ivy VIP Micro Cap Growth Cl II)
      -   Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      -   Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl II)
      -   Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech Cl
          II)
      -   Ivy VIP - Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)
      -   Ivy VIP - Value Class II (Ivy VIP Value Cl II)
      - Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (Janus Henderson Balanced SS)
      - Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)
      - Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio - Service Shares (Janus Henderson Mid Cp Val SS)
      - Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)
      - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
      - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
      - Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)
      - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
      - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
      - Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (Morningstar Conservative ETF II)
      - Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Growth ETF II)
      - Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (Morningstar Inc & Growth ETF II)
      - Neuberger Berman AMT - Socially Responsive - S Class Shares (Neuberger Berman Soc Resp S Cl)
      - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
      - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
      - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
      - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
      - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)
      - Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT Growth Opp Cl IB)
      - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
      - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)
      - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Government Money Market Fund (SFT Advantus Govt Money Market)
      - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
      - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
      - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
      - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
      -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
      - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
      - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
      - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (SFT Wellington Core Equity Cl 2)

      The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares which is non-diversified), open-end management investment company.

      Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      The following sub-accounts merged during 2016 and 2017:

CLOSED PORTFOLIO                                                       RECEIVING PORTFOLIO                      EFFECTIVE DATE
--------------------------------------------------   ------------------------------------------------------  --------------------
Putnam VT Voyager Fund - Class IB Shares             Putnam VT Growth Opportunities Fund - Class IB Shares     November 21, 2016

Putnam VT Growth and Income Fund - Class IB Shares   Putnam VT Equity Income Fund - Class IB Shares               May 15, 2017

      The following sub-accounts had a name change during 2016 or 2017:

FORMER NAME                                                                CURRENT NAME                         EFFECTIVE DATE
--------------------------------------------------   ------------------------------------------------------  --------------------
ALPS VIT Ibbotson Aggressive Growth ETF Asset        Morningstar Aggressive Growth ETF Asset Allocation         April 29, 2016
Allocation Portfolio - Class II Shares               Portfolio - Class II Shares

ALPS VIT Ibbotson Balanced ETF Asset Allocation      Morningstar Balanced ETF Asset Allocation Portfolio -      April 29, 2016
Portfolio - Class II Shares                          Class II Shares

ALPS VIT Ibbotson Conservative ETF Asset             Morningstar Conservative ETF Asset Allocation              April 29, 2016
Allocation Portfolio - Class II Shares               Portfolio - Class II Shares

ALPS VIT Ibbotson Growth ETF Asset Allocation        Morningstar Growth ETF Asset Allocation Portfolio -        April 29, 2016
Portfolio - Class II Shares                          Class II Shares

ALPS VIT Ibbotson Income and Growth ETF Asset        Morningstar Income and Growth Asset Allocation             April 29, 2016
Allocation Portfolio - Class II Shares               Portfolio - Class II Shares

Ivy Funds VIP - Asset Strategy                       Ivy VIP - Asset Strategy                                 September 30, 2016

Ivy Funds VIP - Balanced                             Ivy VIP - Balanced                                       September 30, 2016

Ivy Funds VIP - Core Equity                          Ivy VIP - Core Equity                                    September 30, 2016

Ivy Funds VIP - Global Growth                        Ivy VIP - Global Growth                                  September 30, 2016

Ivy Funds VIP - Global Natural Resources             Ivy VIP - Global Natural Resources                       September 30, 2016

Ivy Funds VIP - High Income                          Ivy VIP - High Income                                    September 30, 2016

Ivy Funds VIP - International Core Equity            Ivy VIP - International Core Equity                      September 30, 2016

Ivy Funds VIP - Micro Cap Growth                     Ivy VIP - Micro Cap Growth                               September 30, 2016

Ivy Funds VIP - Mid Cap Growth                       Ivy VIP - Mid Cap Growth                                 September 30, 2016

Ivy Funds VIP - Science and Technology               Ivy VIP - Science and Technology                         September 30, 2016

Ivy Funds VIP - Small Cap Value                      Ivy VIP - Small Cap Value                                September 30, 2016

Ivy Funds VIP - Value                                Ivy VIP - Value                                          September 30, 2016

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

FORMER NAME                                                                CURRENT NAME                         EFFECTIVE DATE
--------------------------------------------------   ------------------------------------------------------  --------------------
Ivy VIP - Asset Strategy                             Ivy VIP - Asset Strategy Class II                          April 28, 2017

Ivy VIP - Balanced                                   Ivy VIP - Balanced Class II                                April 28, 2017

Ivy VIP - Core Equity                                Ivy VIP - Core Equity Class II                             April 28, 2017

Ivy VIP - Global Growth                              Ivy VIP - Global Growth Class II                           April 28, 2017

Ivy VIP - Global Natural Resources                   Ivy VIP - Natural Resources Class I                        April 28, 2017

Ivy VIP - High Income                                Ivy VIP - High Income Class II                             April 28, 2017

Ivy VIP - International Core Equity                  Ivy VIP - International Core Equity Class II               April 28, 2017

Ivy VIP - Micro Cap Growth                           Ivy VIP - Micro Cap Growth Class II                        April 28, 2017

Ivy VIP - Mid Cap Growth                             Ivy VIP - Mid Cap Growth Class II                          April 28, 2017

Ivy VIP - Science and Technology                     Ivy VIP - Science and Technology Class II                  April 28, 2017

Ivy VIP - Small Cap Value                            Ivy VIP - Small Cap Core Class II                          April 28, 2017

Ivy VIP - Value                                      Ivy VIP - Value Class II                                   April 28, 2017

The Universal Institutional Funds, Inc. Morgan       Morgan Stanley Variable Insurance Fund, Inc. - Morgan        May 1, 2017
Stanley UIF Emerging Markets Equity Portfolio -      Stanley VIF Emerging Markets Equity Portfolio -
Class II Shares                                      Class II Shares

Janus Aspen Series - Balanced Portfolio - Service    Janus Aspen Series - Janus Henderson Balanced                June 5, 2017
Shares                                               Portfolio - Service Shares

Janus Aspen Series - Forty Portfolio - Service       Janus Aspen Series - Janus Henderson Forty Portfolio         June 5, 2017
Shares                                               - Service Shares

Janus Aspen Series - Overseas Portfolio - Service    Janus Aspen Series - Janus Henderson Overseas                June 5, 2017
Shares                                               Portfolio - Service Shares

Janus Aspen Series - Perkins Mid Cap Value           Janus Aspen Series - Janus Henderson Mid Cap Value           June 5, 2017
Portfolio - Service Shares                           Portfolio - Service Shares

Securian Funds Trust - SFT Pyramis(R) Core Equity    Securian Funds Trust - SFT Wellington Core Equity Fund   November 20, 2017*
Fund - Class 2 Shares                                - Class 2 Shares

--------
* The SFT Wellington Core Equity Fund was managed by FIAM LLC (Pyramis) from January 1, 2017 - November 19, 2017 and by Wellington Management from November 20, 2017 - December 31, 2017.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

      (A)   USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

      (B)   INVESTMENTS IN UNDERLYING FUNDS

            Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

            Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds and gains (losses) on the sale of underlying fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective underlying funds.

            All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub-accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

      (C)   FEDERAL INCOME TAXES

            The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50% of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from the net assets of the Account. This is charged through the daily unit value calculation.

      Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      A basic sales load of up to 7.00% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23.00% may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2017 and 2016 amounted to $12,155,646 and $13,017,825, respectively.

      An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2017 and 2016 amounted to $108,340 and $116,743, respectively.

      A premium tax charge in the amount of 2.50% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2017 and 2016 amounted to $1,696,714 and $1,887,570, respectively.

      A face amount guarantee charge of 1.50% is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2017 and 2016 amounted to $855,960 and $955,638, respectively.

      A federal tax charge of 1.25% is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2017 and 2016 amounted to $110,498 and $125,650, respectively.

      The following charges are associated with Variable Adjustable Life Horizon. A first-year sales charge of 44% is assessed against premium, and a premium charge of 6% is charged on all renewal premiums. An additional face amount charge not to exceed $5 per $1,000 is charged for first-year base premiums and for the first year after a face amount increase. In addition, against the cash value of a policy, Minnesota Life deducts a monthly policy charge of $8 plus $0.02 per $1,000 of the face amount. The monthly policy charge cannot exceed $10 plus $0.03 per $1,000 of the face amount. A premium charge of 5.75% is charged on all non-repeating premiums associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor.

      In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The monthly administration charge is $5 for Variable Adjustable Life policies and $10 for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed $0.03 per $1,000 of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk, class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

      The total of cash value charges for the years or periods ended December 31, 2017 and 2016 for each segregated sub-account are as follows:

      SUB-ACCOUNT                                      2017               2016
      ----------------------------------------   ----------------   ----------------
      AB VPS Intl Value Cl B                     $         14,969   $         14,380
      Am Century VP Inc & Gro Cl II                       266,787            159,760
      Am Century VP Infl Pro Cl II                        177,229            207,624
      Amer Funds IS Glbl Bond Cl 2                         70,225             67,559
      Amer Funds IS Glbl Growth Cl 2                      104,778             81,159
      Amer Funds IS Glbl Sm Cp Cl 2                        72,874             61,214
      Amer Funds IS Growth Cl 2                           389,229            280,741
      Amer Funds IS Growth-Inc Cl 2                       501,475            444,972
      Amer Funds IS Intl Cl 2                             209,148            157,336
      Amer Funds IS New World Cl 2                        743,316            566,928
      Amer Funds IS US Govt/AAA Cl 2                       39,166             37,933
      Fidelity VIP Equity-Income SC2                    2,659,710          2,938,966
      Fidelity VIP Mid Cap SC2                          1,542,884          1,623,597
      Franklin Dev Mkts VIP Cl 2                        1,017,585          1,005,405
      Franklin Mutual Shs VIP Cl 2                        350,761            387,488
      Franklin Small Cp Val VIP Cl 2                      197,531            190,990
      Franklin Sm-Md Cp Gr VIP Cl 2                       572,600            618,706
      Goldman Sachs VI HQ Flt Rt SS                        92,654            101,857
      Invesco VI Amer Value Sr II                          63,680             64,969
      Invesco VI Comstock Sr II                           212,871            214,367
      Invesco VI Equity & Inc Sr II                        83,340             63,781
      Invesco VI Growth & Inc Sr II                        17,797              8,830
      Invesco VI Sm Cap Eqty Sr II                         97,452            101,404
      Ivy VIP Asset Strategy Cl II                      1,087,679          1,733,263
      Ivy VIP Balanced Cl II                            3,878,810          4,165,991
      Ivy VIP Core Equity Cl II                           376,983            437,998
      Ivy VIP Global Growth Cl II                         338,944            366,304
      Ivy VIP High Income Cl II                           525,697            560,421
      Ivy VIP Intl Core Equity Cl II                    4,741,618          5,018,414
      Ivy VIP Micro Cap Growth Cl II                      435,797            459,099
      Ivy VIP Mid Cap Growth Cl II                        165,287            154,268
      Ivy VIP Natural Res Cl II                           157,285            188,721
      Ivy VIP Science & Tech Cl II                        353,990            500,093
      Ivy VIP Small Cap Core Cl II                      1,788,754          1,946,113
      Ivy VIP Value Cl II                               1,941,809          2,082,290
      Janus Henderson Balanced SS                         316,441            296,968
      Janus Henderson Forty SS                          1,370,060          1,416,431
      Janus Henderson Mid Cp Val SS                       150,174            143,242
      Janus Henderson Overseas SS                       1,889,860          1,943,725
      MFS VIT II Intl Value SC                             64,397             36,573
      MFS VIT Mid Cap Growth Ser SC                        60,195             60,521
      MorgStanley VIF Emg Mk Eq Cl 2                      194,781            160,755

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      SUB-ACCOUNT                                      2017               2016
      ----------------------------------------   ----------------   ----------------
      Morningstar Aggr Growth ETFII                       165,150            163,159
      Morningstar Balanced ETFII                          324,336            321,346
      Morningstar Conservative ETFII                      105,093            107,060
      Morningstar Growth ETFII                            430,068            394,967
      Morningstar Inc & Growth ETFII                       45,707             44,962
      Neuberger Berman Soc Resp S Cl                       29,674             26,062
      Oppenheimer Intl Grow VA SS                         636,420            856,134
      Oppenheimer MS Sm Cap VA SS                          49,825             43,014
      PIMCO VIT Low Dur Port Adv Cl                       188,279            209,113
      PIMCO VIT Total Return Adv Cl                       832,606            943,459
      Putnam VT Equity Income Cl IB                       215,703            207,049
      Putnam VT Growth and Inc Cl IB (a)                   15,266             38,741
      Putnam VT Growth Opp Cl IB (b)                       82,526             11,223
      Putnam VT Inter Eq Cl IB                            160,678            166,373
      Putnam VT Multi-Cap Gro Cl IB                        32,698             27,226
      Putnam VT Voyager Cl IB (c)                              --             60,766
      SFT Advantus Bond Cl 2                            3,734,963          4,266,532
      SFT Advantus Govt Money Market                      894,979          1,152,470
      SFT Advantus Index 400 MC Cl 2                    2,545,459          2,655,110
      SFT Advantus Index 500 Cl 2                       7,869,305          7,730,786
      SFT Advantus Intl Bond Cl 2                         968,314          1,080,690
      SFT Advantus Mortgage Cl 2                        1,201,766          1,383,228
      SFT Advantus Real Estate Cl 2                     1,765,007          2,039,042
      SFT Ivy Growth                                    8,751,527          9,277,189
      SFT Ivy Small Cap Growth                          3,136,489          3,171,678
      SFT T. Rowe Price Value                           1,776,991          3,017,507
      SFT Wellington Core Equity Cl 2                   2,970,694          1,975,212

--------
      (a) For the year ended December 31, 2016 and for the period from January 1, 2017 through May 15, 2017.
      (b) For the period from November 21, 2016 through December 31, 2016 and for the year ended December 31, 2017.
      (c) For the period from January 1, 2016 through November 21, 2016.

      To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

      On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

      - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

      - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

      These fee waivers are reported on the Statements of Operations as "Fees Waived" of the respective sub-account.

(4)   FAIR VALUE MEASUREMENTS

      In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
      820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

      The fair value of the Account's financial assets has been determined using available market information as of December 31, 2017. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

      The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Policy Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

            Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

            Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

            Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

      As of December 31, 2017, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(5)   INVESTMENT TRANSACTIONS

      The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2017 were as follows:

                                                     PURCHASES           SALES
                                                 ----------------   ----------------
       AB VPS Intl Value Cl B                    $        675,864   $        359,769
       Am Century VP Inc & Gro Cl II                      891,477            813,270
       Am Century VP Infl Pro Cl II                       928,997            560,410
       Amer Funds IS Glbl Bond Cl 2                       590,846            210,625
       Amer Funds IS Glbl Growth Cl 2                   2,481,062            508,121
       Amer Funds IS Glbl Sm Cp Cl 2                    1,682,895            346,680
       Amer Funds IS Growth Cl 2                        5,939,716          1,377,398
       Amer Funds IS Growth-Inc Cl 2                    3,192,691          1,463,080
       Amer Funds IS Intl Cl 2                          4,720,256          2,365,126
       Amer Funds IS New World Cl 2                    14,527,102          8,778,834
       Amer Funds IS US Govt/AAA Cl 2                     404,258            213,737
       Fidelity VIP Equity-Income SC2                   5,742,505          7,247,948
       Fidelity VIP Mid Cap SC2                         3,561,964          5,458,184
       Franklin Dev Mkts VIP Cl 2                       4,873,681          7,895,987
       Franklin Mutual Shs VIP Cl 2                     1,200,408          1,495,696
       Franklin Small Cp Val VIP Cl 2                   2,144,658          2,396,411
       Franklin Sm-Md Cp Gr VIP Cl 2                    2,855,117          3,481,732
       Goldman Sachs VI HQ Flt Rt SS                      518,327            267,691
       Invesco VI Amer Value Sr II                        414,475          1,090,603
       Invesco VI Comstock Sr II                          855,741            510,117
       Invesco VI Equity & Inc Sr II                      554,967            371,904
       Invesco VI Growth & Inc Sr II                      911,796            509,289
       Invesco VI Sm Cap Eqty Sr II                       387,991            379,354
       Ivy VIP Asset Strategy Cl II                     1,484,451          6,936,609
       Ivy VIP Balanced Cl II                           5,696,011          9,460,974
       Ivy VIP Core Equity Cl II                        1,281,182          2,716,274
       Ivy VIP Global Growth Cl II                        866,449          1,578,386
       Ivy VIP High Income Cl II                        1,829,348          1,362,601
       Ivy VIP Intl Core Equity Cl II                   3,596,803         12,773,747
       Ivy VIP Micro Cap Growth Cl II                     439,180          1,588,010
       Ivy VIP Mid Cap Growth Cl II                       657,540            668,929
       Ivy VIP Natural Res Cl II                        1,036,092          2,515,048
       Ivy VIP Science & Tech Cl II                     4,991,164          3,613,311
       Ivy VIP Small Cap Core Cl II                     8,434,945          7,648,315

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                     PURCHASES           SALES
                                                 ----------------   ----------------
       Ivy VIP Value Cl II                       $      2,568,131   $      5,970,209
       Janus Henderson Balanced SS                        860,307            998,260
       Janus Henderson Forty SS                        10,182,257          8,846,445
       Janus Henderson Mid Cp Val SS                    1,410,943            480,675
       Janus Henderson Overseas SS                      4,580,836          8,604,597
       MFS VIT II Intl Value SC                         1,567,507            343,664
       MFS VIT Mid Cap Growth Ser SC                    1,068,262            422,797
       MorgStanley VIF Emg Mk Eq Cl 2                   5,036,254          5,592,583
       Morningstar Aggr Growth ETF II                   1,539,959            566,052
       Morningstar Balanced ETF II                      2,787,016            495,531
       Morningstar Conservative ETF II                    380,514            127,873
       Morningstar Growth ETF II                        6,728,333          1,360,877
       Morningstar Inc & Growth ETF II                    144,122            124,431
       Neuberger Berman Soc Resp S Cl                     440,101            622,563
       Oppenheimer Intl Grow VA SS                      4,871,971          6,743,175
       Oppenheimer MS Sm Cap VA SS                        656,254            537,370
       PIMCO VIT Low Dur Port Adv Cl                    1,131,340            963,366
       PIMCO VIT Total Return Adv Cl                    3,139,790          1,950,131
       Putnam VT Equity Income Cl IB                    2,203,769          1,386,273
       Putnam VT Growth and Inc Cl IB (a)                 356,421          1,669,924
       Putnam VT Growth Opp Cl IB                       2,738,982          2,337,991
       Putnam VT Inter Eq Cl IB                           387,896            766,147
       Putnam VT Multi-Cap Gro Cl IB                    2,579,145          2,052,960
       SFT Advantus Bond Cl 2                           5,423,882          8,083,513
       SFT Advantus Govt Money Market                   9,804,702         14,562,569
       SFT Advantus Index 400 MC Cl 2                   2,770,721          7,404,524
       SFT Advantus Index 500 Cl 2                      6,567,452         12,691,714
       SFT Advantus Intl Bond Cl 2                      1,547,195          2,442,634
       SFT Advantus Mortgage Cl 2                       1,089,792          2,659,768
       SFT Advantus Real Estate Cl 2                   11,467,192         24,420,141
       SFT Ivy Growth                                   1,977,360         27,102,634
       SFT Ivy Small Cap Growth                           764,683         11,680,250
       SFT T. Rowe Price Value                         11,691,754         13,847,170
       SFT Wellington Core Equity Cl 2                    635,908          7,796,092

--------
       (a) For the period from January 1, 2017 through May 15, 2017.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(6)   UNIT ACTIVITY FROM POLICY TRANSACTIONS

      Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2017 and 2016 were as follows:

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                            AM CENTURY     AM CENTURY   AMER FUNDS IS  AMER FUNDS IS  AMER FUNDS IS
                                            AB VPS INTL      VP INC &       VP INFL       GLBL BOND     GLBL GROWTH     GLBL SM CP
                                            VALUE CL B      GRO CL II      PRO CL II         CL 2           CL 2           CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015           404,560      1,414,335      3,544,518      1,960,700      1,352,108      1,818,435
  Policy purchase payments                       350,675      1,335,417      1,301,350      1,836,244      1,109,176        606,373
  Policy terminations, withdrawal payments
    and charges                                 (349,763)      (118,547)      (879,489)    (1,343,268)      (581,175)      (426,087)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016           405,472      2,631,205      3,966,379      2,453,676      1,880,109      1,998,721
  Policy purchase payments                       529,765        202,109        701,558        545,776      1,367,889      1,242,713
  Policy terminations, withdrawal payments
    and charges                                 (283,525)      (275,941)      (472,888)      (195,328)      (297,886)      (248,017)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017           651,712      2,557,373      4,195,049      2,804,124      2,950,112      2,993,417
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                          AMER FUNDS IS                 AMER FUNDS IS  AMER FUNDS IS  FIDELITY VIP
                                           AMER FUNDS IS   GROWTH-INC    AMER FUNDS IS    NEW WORLD     US GOVT/AAA   EQUITY-INCOME
                                            GROWTH CL 2        CL 2        INTL CL 2         CL 2           CL 2           SC2
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         7,476,549      7,042,667      5,389,517     14,985,040        485,330     39,861,701
  Policy purchase payments                     1,930,747      1,792,875      3,288,428      3,651,943      1,863,549      1,111,598
  Policy terminations, withdrawal payments
    and charges                                 (546,152)      (379,364)      (438,399)    (1,138,882)    (1,222,706)    (4,523,588)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016         8,861,144      8,456,178      8,239,546     17,498,101      1,126,173     36,449,711
  Policy purchase payments                     2,163,979      1,000,463      3,704,709     12,795,145        348,534      1,065,233
  Policy terminations, withdrawal payments
    and charges                                 (684,154)      (737,148)    (1,981,803)    (7,894,621)      (188,129)    (2,794,504)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017        10,340,969      8,719,493      9,962,452     22,398,625      1,286,578     34,720,440
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                           FRANKLIN       FRANKLIN      FRANKLIN SM-     GOLDMAN
                                            FIDELITY VIP  FRANKLIN DEV    MUTUAL SHS      SMALL CP        MD CP GR     SACHS VI HQ
                                             MID CAP SC2  MKTS VIP CL 2    VIP CL 2      VAL VIP CL 2     VIP CL 2      FLT RT SS
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015        12,561,353     12,467,983      4,485,069      3,058,942     15,395,649      1,837,592
  Policy purchase payments                       374,686      1,284,517        184,240      2,459,883      1,260,920        570,177
  Policy terminations, withdrawal payments
    and charges                               (1,351,203)    (2,043,721)      (514,526)    (1,297,066)    (1,355,227)      (368,728)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016        11,584,836     11,708,779      4,154,783      4,221,759     15,301,342      2,039,041
  Policy purchase payments                       132,743      1,713,611        200,156        823,224        343,880        448,514
  Policy terminations, withdrawal payments
    and charges                               (1,023,728)    (2,723,395)      (540,491)    (1,222,052)    (2,053,875)      (238,586)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017        10,693,851     10,698,995      3,814,448      3,822,931     13,591,347      2,248,969
                                           =============  =============  =============  =============  =============  =============

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                             INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI    INVESCO VI    IVY VIP ASSET
                                             AMER VALUE      COMSTOCK     EQUITY & INC   GROWTH & INC   SM CAP EQTY      STRATEGY
                                                SR II          SR II          SR II         SR II          SR II          CL II
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         1,581,613      3,106,244      1,010,973        202,617      1,547,781     15,022,356
  Policy purchase payments                       567,223        231,601        389,233        108,337        144,235        593,096
  Policy terminations, withdrawal payments
    and charges                                 (325,567)      (470,863)       (95,855)       (37,925)      (175,639)    (4,181,764)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016         1,823,269      2,866,982      1,304,351        273,029      1,516,377     11,433,688
  Policy purchase payments                       198,107        244,267        226,619        447,609        145,966        340,274
  Policy terminations, withdrawal payments
    and charges                                 (576,235)      (240,757)      (174,249)      (258,845)      (203,820)    (2,235,255)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017         1,445,141      2,870,492      1,356,721        461,793      1,458,523      9,538,707
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                              IVY VIP        IVY VIP        IVY VIP        IVY VIP      IVY VIP INTL  IVY VIP MICRO
                                              BALANCED     CORE EQUITY   GLOBAL GROWTH   HIGH INCOME    CORE EQUITY    CAP GROWTH
                                               CL II          CL II          CL II          CL II           CL II         CL II
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015        15,578,678      7,938,318      4,437,986     12,570,559     27,947,290      5,108,561
  Policy purchase payments                       294,062        322,552        270,290      1,625,877        594,450        155,391
  Policy terminations, withdrawal payments
    and charges                               (1,274,152)    (1,188,729)      (576,181)    (1,600,546)    (2,220,469)      (499,004)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016        14,598,588      7,072,141      4,132,095     12,595,890     26,321,271      4,764,948
  Policy purchase payments                        98,479        247,310        239,585        888,975        239,542        103,397
  Policy terminations, withdrawal payments
    and charges                               (1,114,686)    (1,112,416)      (597,586)    (1,120,472)    (1,949,625)      (381,744)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017        13,582,381      6,207,035      3,774,094     12,364,393     24,611,188      4,486,601
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                            IVY VIP MID      IVY VIP        IVY VIP        IVY VIP                        JANUS
                                            CAP GROWTH     NATURAL RES     SCIENCE &      SMALL CAP       IVY VIP       HENDERSON
                                               CL II          CL II        TECH CL II    CORE CL II      VALUE CL II   BALANCED SS
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         1,978,179      7,490,708      3,856,528     18,620,660     14,530,194      3,265,836
  Policy purchase payments                       207,691      6,377,951        512,561        916,894        146,791        904,411
  Policy terminations, withdrawal payments
    and charges                                 (294,767)    (4,136,770)    (1,427,438)    (2,718,232)    (1,405,871)      (356,607)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016         1,891,103      9,731,889      2,941,651     16,819,322     13,271,114      3,813,640
  Policy purchase payments                       282,292      1,389,824        871,960        215,726        103,766        253,444
  Policy terminations, withdrawal payments
    and charges                                 (331,153)    (3,170,578)      (824,859)    (1,798,544)    (1,151,658)      (346,688)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017         1,842,242      7,951,135      2,988,752     15,236,504     12,223,222      3,720,396
                                           =============  =============  =============  =============  =============  =============

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                               JANUS          JANUS          JANUS        MFS VIT II    MFS VIT MID    MORGSTANLEY
                                             HENDERSON      HENDERSON      HENDERSON      INTL VALUE    CAP GROWTH       VIF EMG
                                              FORTY SS    MID CP VAL SS   OVERSEAS SS         SC           SER SC       MK EQ CL 2
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015        27,371,132      2,435,098     41,402,040        740,448        998,766      5,817,392
  Policy purchase payments                     1,275,450        531,308      4,046,209      1,286,590        265,730      1,437,282
  Policy terminations, withdrawal payments
    and charges                               (4,149,104)      (451,836)    (3,779,534)      (191,012)      (318,221)    (1,253,904)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016        24,497,478      2,514,570     41,668,715      1,836,026        946,275      6,000,770
  Policy purchase payments                     3,277,357        678,069      2,797,913      1,337,875        306,618      4,458,096
  Policy terminations, withdrawal payments
    and charges                               (3,869,222)      (263,936)    (5,939,397)      (286,906)      (146,076)    (4,780,027)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017        23,905,613      2,928,703     38,527,231      2,886,995      1,106,817      5,678,839
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                            MORNINGSTAR    MORNINGSTAR    MORNINGSTAR                   MORNINGSTAR     NEUBERGER
                                            AGGR GROWTH      BALANCED    CONSERVATIVE    MORNINGSTAR   INC & GROWTH    BERMAN SOC
                                               ETF II         ETF II        ETF II      GROWTH ETF II     ETF II        RESP S CL
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         6,436,157      5,453,139      1,847,894     10,680,606        935,410        791,764
  Policy purchase payments                       890,296        303,051        148,755        690,758         44,208        238,114
  Policy terminations, withdrawal payments
    and charges                               (1,792,549)      (864,778)      (195,176)    (1,121,073)       (41,411)      (123,773)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016         5,533,904      4,891,412      1,801,473     10,250,291        938,207        906,105
  Policy purchase payments                       542,887      1,414,657        267,100      3,381,676         49,786        186,440
  Policy terminations, withdrawal payments
    and charges                                 (337,547)      (316,439)       (97,529)      (824,211)       (88,364)      (300,669)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017         5,739,244      5,989,630      1,971,044     12,807,756        899,629        791,876
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                            OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PUTNAM VT      PUTNAM VT
                                             INTL GROW      MS SM CAP     LOW DUR PORT   TOTAL RETURN  EQUITY INCOME   GROWTH AND
                                               VA SS          VA SS          ADV CL         ADV CL         CL IB      INC CL IB(a)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015         7,701,513        793,686      5,165,657     19,206,315      2,432,029        507,200
  Policy purchase payments                       520,975        464,132        924,354      1,944,219        292,020        128,997
  Policy terminations, withdrawal payments
    and charges                               (1,834,155)      (324,073)    (1,124,966)    (3,928,990)      (510,307)       (75,684)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016         6,388,333        933,745      4,965,045     17,221,544      2,213,742        560,513
  Policy purchase payments                     1,339,027        247,558        992,076      2,243,565        674,951         69,152
  Policy terminations, withdrawal payments
    and charges                               (1,844,396)      (243,724)      (876,061)    (1,534,159)      (478,924)      (629,665)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017         5,882,964        937,579      5,081,060     17,930,950      2,409,769             --
                                           =============  =============  =============  =============  =============  =============

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                             PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT                    SFT ADVANTUS
                                             GROWTH OPP     INTER EQ       MULTI-CAP       VOYAGER     SFT ADVANTUS     GOVT MONEY
                                              CL IB (b)       CL IB        GRO CL IB      CL IB (c)      BOND CL 2        MARKET
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015                --      3,087,778        393,549      1,072,879     22,354,924     13,483,433
  Policy purchase payments                       934,433        237,988         61,564         57,904        927,987      5,414,579
  Policy terminations, withdrawal payments
    and charges                                  (57,730)      (414,997)      (132,917)    (1,130,783)    (2,005,593)    (7,624,159)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016           876,703      2,910,769        322,196             --     21,277,318     11,273,853
  Policy purchase payments                       992,389        120,817        761,454             --      1,197,144      4,592,789
  Policy terminations, withdrawal payments
    and charges                                 (862,447)      (331,376)      (642,497)            --     (1,657,186)    (6,778,864)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017         1,006,645      2,700,210        441,153             --     20,817,276      9,087,778
                                           =============  =============  =============  =============  =============  =============

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                            SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS
                                              INDEX 400     INDEX 500      INTL BOND       MORTGAGE     REAL ESTATE      SFT IVY
                                               MC CL 2         CL 2           CL 2           CL 2           CL 2         GROWTH
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2015        18,755,756     25,206,573     11,141,607      7,685,410     13,976,936     35,194,894
  Policy purchase payments                     1,213,568      1,200,398        435,213        289,797        762,560        295,732
  Policy terminations, withdrawal payments
    and charges                               (1,287,538)    (1,486,234)    (1,091,273)      (795,594)    (1,386,854)    (2,626,575)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2016        18,681,786     24,920,737     10,485,547      7,179,613     13,352,642     32,864,051
  Policy purchase payments                       588,569        600,985        625,318        253,183      2,319,837        247,669
  Policy terminations, withdrawal payments
    and charges                               (1,420,959)    (1,001,970)      (925,386)      (566,395)    (4,878,481)    (2,942,337)
                                           -------------  -------------  -------------  -------------  -------------  -------------
Units outstanding at December 31, 2017        17,849,396     24,519,752     10,185,479      6,866,401     10,793,998     30,169,383
                                           =============  =============  =============  =============  =============  =============

                                                      SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------
                                                                         SFT WELLINGTON
                                           SFT IVY SMALL   SFT T. ROWE    CORE EQUITY
                                            CAP GROWTH     PRICE VALUE        CL 2
                                           -------------  -------------  --------------
Units outstanding at December 31, 2015        23,341,487     28,164,370      28,068,616
  Policy purchase payments                       577,021        876,249         566,012
  Policy terminations, withdrawal payments
    and charges                               (2,046,566)    (2,753,838)     (3,839,862)
                                           -------------  -------------  --------------
Units outstanding at December 31, 2016        21,871,942     26,286,781      24,794,766
  Policy purchase payments                       153,297      3,624,733         246,573
  Policy terminations, withdrawal payments
    and charges                               (2,096,826)    (4,048,135)     (2,768,860)
                                           -------------  -------------  --------------
Units outstanding at December 31, 2017        19,928,413     25,863,379      22,272,479
                                           =============  =============  ==============

--------
(a) For the year ended December 31, 2016 and for the period from January 1, 2017 through May 15, 2017.
(b) For the period from November 21, 2016 through December 31, 2016 and the year ended December 31, 2017.
(c) For the period from January 1, 2016 through November 21, 2016.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(7)   FINANCIAL HIGHLIGHTS

      A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2017, 2016, 2015, 2014, and 2013 is as follows:

                                                AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------  --------------------------------------------
                                     UNITS         UNIT FAIR                    INVESTMENT        EXPENSE          TOTAL
                                  OUTSTANDING        VALUE       NET ASSETS    INCOME RATIO*      RATIO**        RETURN***
                                 -------------   -------------  -------------  -------------   -------------   ------------
AB VPS INTL VALUE CL B
     2017                              651,712   $        1.35  $     881,540           2.34%           0.50%         24.47%
     2016                              405,472            1.09        440,637           1.07%           0.50%         (1.29)%
     2015                              404,560            1.10        445,399           1.75%           0.50%          1.89%
     2014                              254,708            1.08        275,220           3.56%           0.50%         (6.93)%
     2013                              212,026            1.16        246,155           7.27%           0.50%         22.12%

AM CENTURY VP INC & GRO CL II
     2017                            2,557,373            3.19      8,150,702           2.12%           0.50%         19.70%
     2016                            2,631,205            2.66      7,005,952           2.23%           0.50%         12.64%
     2015                            1,414,335            2.36      3,343,470           1.85%           0.50%         (6.42)%
     2014                            1,484,904            2.53      3,751,031           1.82%           0.50%         11.77%
     2013                            1,243,322            2.26      2,810,026           1.95%           0.50%         34.81%

AM CENTURY VP INFL PRO CL II
     2017                            4,195,049            1.18      4,970,772           2.68%           0.50%          3.16%
     2016                            3,966,379            1.15      4,556,057           1.81%           0.50%          3.87%
     2015                            3,544,518            1.11      3,919,895           1.98%           0.50%         (2.96)%
     2014                            3,625,173            1.14      4,131,133           1.29%           0.50%          2.78%
     2013                            3,509,305            1.11      3,890,768           1.67%           0.50%         (8.93)%

AMER FUNDS IS GLBL BOND CL 2
     2017                            2,804,124            1.07      3,006,086           0.38%           0.50%          6.32%
     2016                            2,453,676            1.01      2,473,989           0.60%           0.50%          2.20%
     2015                            1,960,700            0.99      1,934,322           0.05%           0.50%         (4.54)%
     2014                            1,588,282            1.03      1,641,512           1.23%           0.50%          0.88%
     2013                            1,523,407            1.02      1,560,678           0.00%           0.50%         (3.06)%

AMER FUNDS IS GLBL GROWTH CL 2
     2017                            2,950,112            1.86      5,484,639           0.81%           0.50%         30.82%
     2016                            1,880,109            1.42      2,671,979           0.97%           0.50%          0.12%
     2015                            1,352,108            1.42      1,919,283           1.32%           0.50%          6.40%
     2014                              699,923            1.33        933,733           1.09%           0.50%          1.80%
     2013                              651,598            1.31        853,870           1.61%           0.50%         28.54%

AMER FUNDS IS GLBL SM CP CL 2
     2017                            2,993,417            1.50      4,475,539           0.41%           0.50%         25.27%
     2016                            1,998,721            1.19      2,385,575           0.26%           0.50%          1.59%
     2015                            1,818,435            1.17      2,136,419           0.00%           0.50%         (0.23)%
     2014                            1,302,771            1.18      1,534,175           0.09%           0.50%          1.61%
     2013                            1,003,853            1.16      1,163,399           0.89%           0.50%         27.64%

AMER FUNDS IS GROWTH CL 2
     2017                           10,340,969            2.12     21,951,507           0.53%           0.50%         27.65%
     2016                            8,861,144            1.66     14,735,365           0.84%           0.50%          8.94%
     2015                            7,476,549            1.53     11,412,305           0.65%           0.50%          6.33%
     2014                            6,332,022            1.44      9,090,310           1.16%           0.50%          7.97%
     2013                            2,002,093            1.33      2,662,148           1.16%           0.50%         29.46%

AMER FUNDS IS GROWTH-INC CL 2
     2017                            8,719,493            2.13     18,547,696           1.44%           0.50%         21.77%
     2016                            8,456,178            1.75     14,771,370           1.61%           0.50%         10.97%
     2015                            7,042,667            1.57     11,086,486           1.47%           0.50%          0.95%
     2014                            5,458,827            1.56      8,512,466           1.83%           0.50%         10.08%
     2013                            1,731,497            1.42      2,452,800           1.55%           0.50%         32.84%

AMER FUNDS IS INTL CL 2
     2017                            9,962,452            1.39     13,881,558           1.34%           0.50%         31.49%
     2016                            8,239,546            1.06      8,731,530           1.65%           0.50%          3.02%
     2015                            5,389,517            1.03      5,544,084           1.75%           0.50%         (5.00)%
     2014                            3,814,876            1.08      4,130,938           1.51%           0.50%         (3.14)%
     2013                            3,071,353            1.12      3,433,593           1.69%           0.50%         21.03%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------  --------------------------------------------
                                     UNITS         UNIT FAIR                    INVESTMENT        EXPENSE          TOTAL
                                  OUTSTANDING        VALUE       NET ASSETS    INCOME RATIO*      RATIO**        RETURN***
                                 -------------   -------------  -------------  -------------   -------------   ------------
AMER FUNDS IS NEW WORLD CL 2
     2017                           22,398,625            1.27     28,471,547           1.02%           0.50%         28.80%
     2016                           17,498,101            0.99     17,268,829           0.89%           0.50%          4.73%
     2015                           14,985,040            0.94     14,120,259           0.57%           0.50%         (3.63)%
     2014                           15,273,996            0.98     14,934,201           1.02%           0.50%         (8.33)%
     2013                           14,100,291            1.07     15,039,422           1.46%           0.50%         10.83%

AMER FUNDS IS US GOVT/AAA CL 2
     2017                            1,286,578            1.12      1,436,075           1.39%           0.50%          1.09%
     2016                            1,126,173            1.10      1,243,537           1.67%           0.50%          0.68%
     2015                              485,330            1.10        532,278           1.65%           0.50%          1.08%
     2014                              537,516            1.08        583,196           1.31%           0.50%          4.49%
     2013                              202,427            1.04        210,198           0.72%           0.50%         (3.56)%

FIDELITY VIP EQUITY-INCOME SC2
     2017                           34,720,440            2.67     92,594,346           1.51%           0.50%         12.09%
     2016                           36,449,711            2.38     86,721,755           2.13%           0.50%         17.12%
     2015                           39,861,701            2.03     80,973,896          11.73%           0.50%         (4.72)%
     2014                           41,489,928            2.13     88,452,623           2.65%           0.50%          7.94%
     2013                           43,196,104            1.98     85,317,022           2.29%           0.50%         27.19%

FIDELITY VIP MID CAP SC2
     2017                           10,693,851            5.68     60,766,741           0.49%           0.50%         19.94%
     2016                           11,584,836            4.74     54,886,756           0.31%           0.50%         11.37%
     2015                           12,561,353            4.25     53,439,007          12.24%           0.50%         (2.12)%
     2014                           13,317,583            4.35     57,882,694           0.02%           0.50%          5.50%
     2013                           14,349,558            4.12     59,114,713           0.28%           0.50%         35.19%

FRANKLIN DEV MKTS VIP CL 2
     2017                           10,698,995            3.29     35,226,151           1.02%           0.50%         39.71%
     2016                           11,708,779            2.36     27,595,261           0.82%           0.50%         16.86%
     2015                           12,467,983            2.02     25,146,799           2.03%           0.50%        (20.00)%
     2014                           11,987,462            2.52     30,222,667           1.48%           0.50%         (8.85)%
     2013                           12,541,373            2.77     34,689,425           1.94%           0.50%         (1.42)%

FRANKLIN MUTUAL SHS VIP CL 2
     2017                            3,814,448            2.81     10,716,322           2.25%           0.50%          7.81%
     2016                            4,154,783            2.61     10,826,968           2.00%           0.50%         15.48%
     2015                            4,485,069            2.26     10,120,834           3.13%           0.50%         (5.41)%
     2014                            5,089,995            2.39     12,142,796           1.98%           0.50%          6.59%
     2013                            5,764,994            2.24     12,902,966           2.07%           0.50%         27.62%

FRANKLIN SMALL CP VAL VIP CL 2
     2017                            3,822,931            2.12      8,120,569           0.50%           0.50%         10.10%
     2016                            4,221,759            1.93      8,144,982           0.76%           0.50%         29.54%
     2015                            3,058,942            1.49      4,555,854           0.67%           0.50%         (7.85)%
     2014                            3,481,863            1.62      5,627,393           0.61%           0.50%          0.07%
     2013                            2,384,313            1.62      3,850,893           1.31%           0.50%         35.56%

FRANKLIN SM-MD CP GR VIP CL 2
     2017                           13,591,347            1.83     24,861,862           0.00%           0.50%         20.80%
     2016                           15,301,342            1.52     23,172,807           0.00%           0.50%          3.65%
     2015                           15,395,649            1.46     22,494,257           0.00%           0.50%         (3.14)%
     2014                           16,006,506            1.51     24,146,039           0.00%           0.50%          6.94%
     2013                           17,102,812            1.41     24,127,091           0.00%           0.50%         37.47%

GOLDMAN SACHS VI HQ FLT RT SS
     2017                            2,248,969            1.11      2,494,786           1.29%           0.50%          0.96%
     2016                            2,039,041            1.10      2,240,363           1.02%           0.50%          0.50%
     2015                            1,837,592            1.09      2,008,965           0.44%           0.50%         (0.92)%
     2014                            1,858,817            1.10      2,050,998           0.29%           0.50%         (0.58)%
     2013                            1,721,600            1.11      1,910,781           0.50%           0.50%         (0.09)%

INVESCO VI AMER VALUE SR II
     2017                            1,445,141            2.01      2,911,285           0.54%           0.50%          9.14%
     2016                            1,823,269            1.85      3,365,553           0.12%           0.50%         14.65%
     2015                            1,581,613            1.61      2,546,537           0.01%           0.50%         (9.81)%
     2014                            1,156,198            1.79      2,064,096           0.20%           0.50%          8.93%
     2013                              613,864            1.64      1,006,053           0.73%           0.50%         33.27%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------  --------------------------------------------
                                     UNITS         UNIT FAIR                    INVESTMENT        EXPENSE          TOTAL
                                  OUTSTANDING        VALUE       NET ASSETS    INCOME RATIO*      RATIO**        RETURN***
                                 -------------   -------------  -------------  -------------   -------------   ------------
INVESCO VI COMSTOCK SR II
     2017                            2,870,492            2.28      6,539,228           1.98%           0.50%         16.99%
     2016                            2,866,982            1.95      5,582,720           1.33%           0.50%         16.41%
     2015                            3,106,244            1.67      5,196,176           1.62%           0.50%         (6.66)%
     2014                            3,331,025            1.79      5,969,917           1.07%           0.50%          8.56%
     2013                            3,279,989            1.65      5,415,108           1.56%           0.50%         34.98%

INVESCO VI EQUITY & INC SR II
     2017                            1,356,721            2.19      2,977,854           1.44%           0.50%         10.23%
     2016                            1,304,351            1.99      2,597,249           1.79%           0.50%         14.26%
     2015                            1,010,973            1.74      1,761,775           2.35%           0.50%         (3.07)%
     2014                              973,624            1.80      1,750,446           1.62%           0.50%          8.22%
     2013                              750,677            1.66      1,247,061           1.57%           0.50%         24.26%

INVESCO VI GROWTH & INC SR II
     2017                              461,793            2.14        989,029           1.27%           0.50%         13.47%
     2016                              273,029            1.89        515,339           0.92%           0.50%         18.84%
     2015                              202,617            1.59        321,822           2.61%           0.50%         (3.79)%
     2014                              171,409            1.65        282,994           1.41%           0.50%          9.42%
     2013                              114,709            1.51        173,085           1.46%           0.50%         33.10%

INVESCO VI SM CAP EQTY SR II
     2017                            1,458,523            1.98      2,892,030           0.00%           0.50%         13.16%
     2016                            1,516,377            1.75      2,657,058           0.00%           0.50%         11.28%
     2015                            1,547,781            1.57      2,437,127           0.00%           0.50%         (6.21)%
     2014                            1,643,530            1.68      2,759,252           0.00%           0.50%          1.58%
     2013                            1,801,450            1.65      2,977,434           0.00%           0.50%         36.40%

IVY VIP ASSET STRATEGY CL II
     2017                            9,538,707            3.36     32,082,697           1.54%           0.50%         17.68%
     2016                           11,433,688            2.86     32,676,630           0.59%           0.50%         (3.05)%
     2015                           15,022,356            2.95     44,283,142           0.37%           0.50%         (8.80)%
     2014                           16,481,161            3.23     53,272,682           0.50%           0.50%         (5.74)%
     2013                           20,068,501            3.43     68,814,429           1.32%           0.50%         24.51%

IVY VIP BALANCED CL II
     2017                           13,582,381            8.49    115,290,679           1.59%           0.50%         10.81%
     2016                           14,598,588            7.66    111,822,954           1.38%           0.50%          1.52%
     2015                           15,578,678            7.55    117,541,667           0.91%           0.50%         (0.82)%
     2014                           16,579,352            7.61    126,128,760           0.97%           0.50%          7.04%
     2013                           19,802,549            7.11    140,743,277           1.46%           0.50%         23.08%

IVY VIP CORE EQUITY CL II
     2017                            6,207,035            2.65     16,446,328           0.45%           0.50%         20.15%
     2016                            7,072,141            2.21     15,595,557           0.45%           0.50%          3.22%
     2015                            7,938,318            2.14     16,959,118           0.36%           0.50%         (1.19)%
     2014                            7,721,500            2.16     16,694,427           0.49%           0.50%          9.13%
     2013                            7,460,619            1.98     14,780,726           0.53%           0.50%         32.84%

IVY VIP GLOBAL GROWTH CL II
     2017                            3,774,094            2.84     10,732,692           0.05%           0.50%         23.90%
     2016                            4,132,095            2.30      9,483,808           0.22%           0.50%         (3.52)%
     2015                            4,437,986            2.38     10,557,594           0.43%           0.50%          2.88%
     2014                            4,745,551            2.31     10,973,407           2.11%           0.50%          0.45%
     2013                            4,896,130            2.30     11,270,645           0.90%           0.50%         18.63%

IVY VIP HIGH INCOME CL II
     2017                           12,364,393            1.20     14,896,846           5.54%           0.50%          6.15%
     2016                           12,595,890            1.13     14,296,740           7.15%           0.50%         15.61%
     2015                           12,570,559            0.98     12,341,680           6.16%           0.50%         (6.97)%
     2014                           13,087,699            1.05     13,812,067           7.05%           0.50%          1.40%
     2013 (f)                          379,910            1.04        395,262           1.32%           0.50%          3.84%

IVY VIP INTL CORE EQUITY CL II
     2017                           24,611,188            6.74    165,923,594           1.40%           0.50%         22.54%
     2016                           26,321,271            5.50    144,808,364           1.37%           0.50%          0.58%
     2015                           27,947,290            5.47    152,866,475           1.29%           0.50%         (1.43)%
     2014                           29,355,387            5.55    162,899,976           2.51%           0.50%          0.94%
     2013                           30,922,618            5.50    170,002,976           1.63%           0.50%         24.29%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------  --------------------------------------------
                                     UNITS         UNIT FAIR                    INVESTMENT        EXPENSE          TOTAL
                                  OUTSTANDING        VALUE       NET ASSETS    INCOME RATIO*      RATIO**        RETURN***
                                 -------------   -------------  -------------  -------------   -------------   ------------
IVY VIP MICRO CAP GROWTH CL II
     2017                            4,486,601            4.21     18,876,839           0.00%           0.50%          8.29%
     2016                            4,764,948            3.89     18,513,726           0.00%           0.50%         12.73%
     2015                            5,108,561            3.45     17,607,461           0.00%           0.50%         (9.61)%
     2014                            5,630,653            3.81     21,471,051           0.00%           0.50%         (2.23)%
     2013                            6,551,842            3.90     25,553,668           0.00%           0.50%         56.50%

IVY VIP MID CAP GROWTH CL II
     2017                            1,842,242            2.25      4,149,595           0.00%           0.50%         26.26%
     2016                            1,891,103            1.78      3,373,582           0.00%           0.50%          5.59%
     2015                            1,978,179            1.69      3,342,139           0.00%           0.50%         (6.25)%
     2014                            2,253,786            1.80      4,061,535           0.00%           0.50%          7.33%
     2013                            2,172,018            1.68      3,646,835           0.00%           0.50%         29.29%

IVY VIP NATURAL RES CL II
     2017                            7,951,135            0.83      6,573,163           0.13%           0.50%          2.46%
     2016                            9,731,889            0.81      7,852,320           0.80%           0.50%         23.20%
     2015                            7,490,708            0.65      4,906,141           0.11%           0.50%        (22.78)%
     2014                            7,339,904            0.85      6,225,728           0.00%           0.50%        (13.47)%
     2013                            5,459,398            0.98      5,351,672           0.00%           0.50%          7.26%

IVY VIP SCIENCE & TECH CL II
     2017                            2,988,752            5.09     15,208,095           0.00%           0.50%         31.46%
     2016                            2,941,651            3.87     11,386,392           0.00%           0.50%          1.04%
     2015                            3,856,528            3.83     14,774,294           0.00%           0.50%         (3.36)%
     2014                            3,630,419            3.96     14,392,214           0.00%           0.50%          2.40%
     2013                            3,881,854            3.87     15,028,658           0.00%           0.50%         55.61%

IVY VIP SMALL CAP CORE CL II
     2017                           15,236,504            4.47     68,081,972           0.00%           0.50%         13.16%
     2016                           16,819,322            3.95     66,414,192           0.40%           0.50%         28.24%
     2015                           18,620,660            3.08     57,336,903           0.09%           0.50%         (6.06)%
     2014                           19,911,236            3.28     65,263,162           0.09%           0.50%          6.51%
     2013                           21,251,145            3.08     65,395,891           0.84%           0.50%         32.86%

IVY VIP VALUE CL II
     2017                           12,223,222            5.31     64,914,169           1.41%           0.50%         11.93%
     2016                           13,271,114            4.74     62,964,595           1.23%           0.50%         10.59%
     2015                           14,530,194            4.29     62,338,364           0.79%           0.50%         (4.39)%
     2014                           15,598,203            4.49     69,995,951           1.08%           0.50%         10.39%
     2013                           16,476,220            4.06     66,976,547           0.79%           0.50%         34.66%

JANUS HENDERSON BALANCED SS
     2017                            3,720,396            3.06     11,385,202           1.38%           0.50%         17.55%
     2016                            3,813,640            2.60      9,928,395           1.99%           0.50%          3.80%
     2015                            3,265,836            2.51      8,190,677           1.39%           0.50%         (0.09)%
     2014                            3,272,998            2.51      8,216,053           1.52%           0.50%          7.70%
     2013                            3,250,826            2.33      7,577,080           1.32%           0.50%         19.21%

JANUS HENDERSON FORTY SS
     2017                           23,905,613            2.49     59,621,882           0.00%           0.50%         29.35%
     2016                           24,497,478            1.93      5,622,860           0.00%           0.50%          1.44%
     2015                           27,371,132            1.90     52,028,517           0.00%           0.50%         11.38%
     2014                           28,231,162            1.71     48,180,766           0.03%           0.50%          7.93%
     2013                           30,955,769            1.58     48,950,241           0.58%           0.50%         30.23%

JANUS HENDERSON MID CP VAL SS
     2017                            2,928,703            1.92      5,622,860           0.65%           0.50%         13.07%
     2016                            2,514,570            1.70      4,269,885           0.91%           0.50%         18.17%
     2015                            2,435,098            1.44      3,499,094           1.03%           0.50%         (4.17)%
     2014                            2,674,000            1.50      4,009,588           1.25%           0.50%          7.90%
     2013                            2,898,959            1.39      4,028,701           1.20%           0.50%         25.18%

JANUS HENDERSON OVERSEAS SS
     2017                           38,527,231            1.57     60,652,683           1.59%           0.50%         30.15%
     2016                           41,668,715            1.21     50,400,581           4.70%           0.50%         (7.17)%
     2015                           41,402,040            1.30     53,946,727           0.51%           0.50%         (9.26)%
     2014                           42,225,772            1.44     60,633,887           3.00%           0.50%        (12.54)%
     2013                           43,852,792            1.64     71,998,130           3.07%           0.50%         13.71%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------  --------------------------------------------
                                     UNITS         UNIT FAIR                    INVESTMENT        EXPENSE          TOTAL
                                  OUTSTANDING        VALUE       NET ASSETS    INCOME RATIO*      RATIO**        RETURN***
                                 -------------   -------------  -------------  -------------   -------------   ------------
MFS VIT II INTL VALUE SC
     2017                            2,886,995            1.27      3,656,129           1.45%           0.50%         26.19%
     2016                            1,836,026            1.00      1,842,616           1.31%           0.50%          3.32%
     2015 (a)                          740,448            0.97        719,194           1.84%           0.50%         (2.87)%

MFS VIT MID CAP GROWTH SER SC
     2017                            1,106,817            3.13      3,469,653           0.00%           0.50%         26.05%
     2016                              946,275            2.49      2,353,405           0.00%           0.50%          4.10%
     2015                              998,766            2.39      2,386,224           0.00%           0.50%          3.91%
     2014                              681,848            2.30      1,567,737           0.00%           0.50%          8.02%
     2013                              696,901            2.13      1,483,420           0.00%           0.50%         36.53%

MORGSTANLEY VIF EMG MK EQ CL 2
     2017                            5,678,839            1.32      7,499,841           0.81%           0.50%         34.39%
     2016                            6,000,770            0.98      5,896,951           0.43%           0.50%          6.09%
     2015                            5,817,392            0.93      5,388,536           0.80%           0.50%        (11.15)%
     2014                            5,202,755            1.04      5,424,152           0.33%           0.50%         (5.03)%
     2013                            3,831,236            1.10      4,205,880           1.22%           0.50%         (1.59)%

MORNINGSTAR AGGR GROWTH ETF II
     2017                            5,739,244            1.79     10,294,545           1.24%           0.50%         19.20%
     2016                            5,533,904            1.50      8,327,207           1.17%           0.50%         10.66%
     2015                            6,436,157            1.36      8,752,088           1.13%           0.50%         (3.32)%
     2014                            7,223,973            1.41     10,160,326           0.97%           0.50%          3.95%
     2013                            7,049,914            1.35      9,538,972           1.20%           0.50%         17.53%

MORNINGSTAR BALANCED ETF II
     2017                            5,989,630            1.57      9,426,911           1.79%           0.50%         12.77%
     2016                            4,891,412            1.40      6,826,891           1.67%           0.50%          7.94%
     2015                            5,453,139            1.29      7,051,285           1.36%           0.50%         (2.71)%
     2014                            5,565,853            1.33      7,397,469           1.25%           0.50%          3.99%
     2013                            4,447,308            1.28      5,684,520           1.39%           0.50%         11.30%

MORNINGSTAR CONSERVATIVE ETF II
     2017                            1,971,044            1.25      2,472,010           1.88%           0.50%          5.67%
     2016                            1,801,473            1.19      2,138,028           1.51%           0.50%          4.09%
     2015                            1,847,894            1.14      2,106,988           1.18%           0.50%         (1.70)%
     2014                            2,048,231            1.16      2,375,899           1.21%           0.50%          2.25%
     2013                            1,265,747            1.13      1,435,886           1.24%           0.50%          2.05%

MORNINGSTAR GROWTH ETF II
     2017                           12,807,756            1.71     21,897,432           1.55%           0.50%         16.72%
     2016                           10,250,291            1.46     15,015,258           1.45%           0.50%          9.15%
     2015                           10,680,606            1.34     14,334,170           1.38%           0.50%         (3.00)%
     2014                            8,769,708            1.38     12,133,457           1.08%           0.50%          4.05%
     2013                            7,449,602            1.33      9,905,843           1.27%           0.50%         15.97%

MORNINGSTAR INC & GROWTH ETF II
     2017                              899,629            1.40      1,262,835           1.73%           0.50%          9.39%
     2016                              938,207            1.28      1,203,905           1.73%           0.50%          5.84%
     2015                              935,410            1.21      1,134,046           1.40%           0.50%         (2.17)%
     2014                            1,204,314            1.24      1,492,380           1.15%           0.50%          2.79%
     2013                            1,249,324            1.21      1,506,157           1.46%           0.50%          6.80%

NEUBERGER BERMAN SOC RESP S CL
     2017                              791,876            2.19      1,734,285           0.32%           0.50%         17.52%
     2016                              906,105            1.86      1,688,607           0.52%           0.50%          9.10%
     2015                              791,764            1.71      1,352,510           0.31%           0.50%         (1.09)%
     2014                              982,572            1.73      1,696,878           0.12%           0.50%          9.56%
     2013                              781,157            1.58      1,231,320           0.72%           0.50%         36.73%

OPPENHEIMER INTL GROW VA SS
     2017                            5,882,964            4.11     24,158,591           1.18%           0.50%         25.82%
     2016                            6,388,333            3.26     20,851,044           0.86%           0.50%         (3.20)%
     2015                            7,701,513            3.37     25,968,081           0.95%           0.50%          2.59%
     2014                            9,644,621            3.29     31,698,194           0.87%           0.50%         (7.62)%
     2013                            6,497,971            3.56     23,117,081           0.96%           0.50%         25.09%

OPPENHEIMER MS SM CAP VA SS
     2017                              937,579            2.31      2,169,791           0.65%           0.50%         13.34%
     2016                              933,745            2.04      1,906,523           0.24%           0.50%         17.09%
     2015                              793,686            1.74      1,384,066           0.65%           0.50%         (6.56)%
     2014                              695,881            1.87      1,298,734           0.67%           0.50%         11.10%
     2013                              439,850            1.68        738,905           0.67%           0.50%         39.92%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------  --------------------------------------------
                                     UNITS         UNIT FAIR                    INVESTMENT        EXPENSE          TOTAL
                                  OUTSTANDING        VALUE       NET ASSETS    INCOME RATIO*      RATIO**        RETURN***
                                 -------------   -------------  -------------  -------------   -------------   ------------
PIMCO VIT LOW DUR PORT ADV CL
     2017                            5,081,060            1.09      5,542,214           1.24%           0.50%          0.74%
     2016                            4,965,045            1.08      5,375,728           1.40%           0.50%          0.80%
     2015                            5,165,657            1.07      5,548,533           3.21%           0.50%         (0.29)%
     2014                            5,812,913            1.08      6,261,708           1.03%           0.50%          0.25%
     2013                            5,493,724            1.07      5,903,230           1.36%           0.50%         (0.73)%

PIMCO VIT TOTAL RETURN ADV CL
     2017                           17,930,950            1.25     22,474,363           1.92%           0.50%          4.29%
     2016                           17,221,544            1.20     20,697,275           1.98%           0.50%          2.07%
     2015                           19,206,315            1.18     22,616,063           5.07%           0.50%         (0.15)%
     2014                           17,882,296            1.18     21,088,924           2.12%           0.50%          3.66%
     2013                           17,536,932            1.14     19,952,383           2.11%           0.50%         (2.55)%

PUTNAM VT EQUITY INCOME CL IB
     2017                            2,409,769            3.12      7,511,549           1.53%           0.50%         18.18%
     2016                            2,213,742            2.64      5,839,142           1.94%           0.50%         13.08%
     2015                            2,432,029            2.33      5,672,610           1.59%           0.50%         (3.53)%
     2014                            2,520,661            2.42      6,094,093           1.59%           0.50%         12.10%
     2013                            2,140,302            2.16      4,616,562           1.83%           0.50%         31.75%

PUTNAM VT GROWTH OPP CL IB (G)
     2017                            1,006,645            3.17      3,187,323           5.73%           0.50%         30.25%
     2016                              876,703            2.43      2,131,181           1.33%           0.50%          2.08%
     2015                            1,072,879            2.38      2,555,034           1.14%           0.50%         (6.58)%
     2014                            1,460,559            2.55      3,723,292           0.72%           0.50%          9.17%
     2013                            1,278,815            2.33      2,986,044           0.75%           0.50%         43.01%

PUTNAM VT INTER EQ CL IB
     2017                            2,700,210            2.47      6,664,005           0.12%           0.50%         25.95%
     2016                            2,910,769            1.96      5,703,448           3.39%           0.50%         (2.94)%
     2015                            3,087,778            2.02      6,233,355           1.18%           0.50%         (0.36)%
     2014                            3,075,266            2.03      6,230,479           0.92%           0.50%         (7.24)%
     2013                            3,080,283            2.18      6,727,901           1.41%           0.50%         27.43%

PUTNAM VT MULTI-CAP GRO CL IB
     2017                              441,153            3.71      1,638,235           2.21%           0.50%         28.58%
     2016                              322,196            2.89        930,547           0.75%           0.50%          7.25%
     2015                              393,549            2.69      1,059,759           0.54%           0.50%         (0.79)%
     2014                              449,572            2.71      1,220,213           0.39%           0.50%         12.92%
     2013                              214,640            2.40        515,909           0.44%           0.50%         35.76%

SFT ADVANTUS BOND CL 2
     2017                           20,817,276            4.75     98,808,284           0.88%           0.50%          4.17%
     2016                           21,277,318            4.56     96,951,784           0.00%           0.50%          3.85%
     2015                           22,354,924            4.39     98,085,973           0.00%           0.50%         (0.34)%
     2014                           23,406,554            4.40    103,055,002           0.00%           0.50%          5.76%
     2013                           24,411,925            4.16    101,626,780           0.00%           0.50%         (1.15)%

SFT ADVANTUS GOVT MONEY MARKET
     2017                            9,087,778            2.14     19,403,917           0.00%           0.50%         (0.37)%
     2016                           11,273,853            2.14     24,161,784           0.00%           0.50%         (0.45)%
     2015                           13,483,433            2.15     29,027,695           0.00%           0.50%         (0.50)%
     2014                           11,730,319            2.16     25,380,544           0.00%           0.50%         (0.50)%
     2013                           12,192,308            2.18     26,512,522           0.00%           0.50%         (0.50)%

SFT ADVANTUS INDEX 400 MC CL 2
     2017                           17,849,396            5.46     97,498,816           0.13%           0.50%         15.03%
     2016                           18,681,786            4.75     88,708,743           0.00%           0.50%         19.44%
     2015                           18,755,756            3.98     74,562,377           0.00%           0.50%         (3.12)%
     2014                           19,941,659            4.10     81,826,132           0.00%           0.50%          8.69%
     2013                           21,127,563            3.77     79,758,423           0.00%           0.50%         32.12%

SFT ADVANTUS INDEX 500 CL 2
     2017                           24,519,752           12.79    313,536,679           0.00%           0.50%         20.63%
     2016                           24,920,737           10.60    264,161,189           0.00%           0.50%         10.88%
     2015                           25,206,573            9.56    240,968,160           0.00%           0.50%          0.43%
     2014                           26,283,100            9.52    250,191,418           0.00%           0.50%         12.56%
     2013                           27,561,085            8.46    233,075,737           0.00%           0.50%         31.05%

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                AT DECEMBER 31                  FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 --------------------------------------------  --------------------------------------------
                                     UNITS         UNIT FAIR                    INVESTMENT        EXPENSE          TOTAL
                                  OUTSTANDING        VALUE       NET ASSETS    INCOME RATIO*      RATIO**        RETURN***
                                 -------------   -------------  -------------  -------------   -------------   ------------
SFT ADVANTUS INTL BOND CL 2
     2017                           10,185,479            2.51     25,595,616           0.00%           0.50%          0.62%
     2016                           10,485,547            2.50     26,187,058           0.00%           0.50%          2.58%
     2015                           11,141,607            2.43     27,125,258           0.00%           0.50%         (4.64)%
     2014                           11,630,662            2.55     29,694,260           0.00%           0.50%          1.20%
     2013                           12,338,190            2.52     31,128,429           0.00%           0.50%         (0.57)%

SFT ADVANTUS MORTGAGE CL 2
     2017                            6,866,401            4.53     31,126,379           0.00%           0.50%          1.46%
     2016                            7,179,613            4.47     32,079,106           0.00%           0.50%          0.82%
     2015                            7,685,410            4.43     34,059,739           0.00%           0.50%          2.43%
     2014                            8,247,592            4.33     35,682,512           0.00%           0.50%          5.24%
     2013                            8,783,973            4.11     36,112,470           0.00%           0.50%         (2.47)%

SFT ADVANTUS REAL ESTATE CL 2
     2017                           10,793,998            5.11     55,190,267           0.00%           0.50%          4.85%
     2016                           13,352,642            4.88     65,117,144           0.00%           0.50%          3.88%
     2015                           13,976,936            4.69     65,614,857           0.00%           0.50%          4.47%
     2014                           12,838,788            4.49     57,694,153           0.00%           0.50%         29.72%
     2013                           13,366,776            3.46     46,303,602           0.00%           0.50%          0.64%

SFT IVY GROWTH
     2017                           30,169,383            9.80    295,610,022           0.00%           0.50%         28.58%
     2016                           32,864,051            7.62    250,446,108           0.00%           0.50%          0.40%
     2015                           35,194,894            7.59    267,130,425           0.00%           0.50%          6.21%
     2014                           38,355,959            7.15    274,104,240           0.00%           0.50%         12.58%

SFT IVY SMALL CAP GROWTH
     2017                           19,928,413            6.01    119,800,059           0.00%           0.50%         24.68%
     2016 (c)                       21,871,942            4.82    105,458,884           0.00%           0.47%         20.53%
     2015 (d)                       23,341,487            4.00     93,377,521           0.00%           0.42%         (4.07)%
     2014 (e)                       25,369,536            4.17    105,792,773           0.00%           0.43%          8.43%

SFT T. ROWE PRICE VALUE
     2017                           25,863,379            3.68     95,097,009           0.00%           0.50%         18.02%
     2016 (c)                       26,286,781            3.12     81,894,704           0.00%           0.49%         10.11%
     2015 (d)                       28,164,370            2.83     79,687,145           0.00%           0.46%         (2.48)%
     2014 (e)                       30,049,990            2.90     87,180,685           0.00%           0.47%          7.85%

SFT WELLINGTON CORE EQUITY CL 2
     2017 (b)                       22,272,479            3.03     67,531,483           0.00%           0.34%         20.69%
     2016 (c)                       24,794,766            2.51     62,288,878           0.00%           0.36%          4.48%
     2015 (d)                       28,068,616            2.40     67,488,583           0.00%           0.28%          0.44%
     2014 (e)                       31,035,983            2.39     74,293,350           0.00%           0.38%         11.27%

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(a) For the period from May 1, 2015 through December 31, 2015.
(b) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.
(c) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(d) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(e) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT
T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(f) For the period from May 1, 2013 to December 31, 2013.
(g) Putnam VT Voyager Cl IB merged into Putnam VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2018, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES


                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                               DECEMBER 31, 2017

[KPMG LOGO]

        KPMG LLP
        4200 Wells Fargo Center
        90 South Seventh Street
        Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2017 in accordance with U.S. generally accepted accounting principles.

      KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                             /s/ KPMG LLP

MINNEAPOLIS, MINNESOTA
MARCH 6, 2018

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                                     2017           2016
                                                                                 -------------  -------------
ASSETS
 Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost $15,442,991 and $13,395,845) $  16,108,505  $  13,759,520
 Equity securities:
  Available-for-sale, at fair value (cost $456,162 and $489,747)                       544,767        552,488
 Mortgage loans, net                                                                 3,042,230      2,544,437
 Finance receivables, net                                                                   --        292,908
 Policy loans                                                                          474,133        426,971
 Alternative investments                                                               641,322        622,676
 Derivative instruments                                                                500,994        365,143
 Other invested assets                                                                  75,344         58,952
                                                                                 -------------  -------------
  Total investments                                                                 21,387,295     18,623,095

 Cash and cash equivalents                                                             375,291        359,818
 Deferred policy acquisition costs                                                   1,357,484      1,367,185
 Accrued investment income                                                             165,963        151,893
 Premiums and fees receivable                                                          357,215        301,158
 Property and equipment, net                                                           172,042        104,481
 Reinsurance recoverables                                                            1,216,269      1,151,198
 Goodwill and intangible assets, net                                                   135,100        139,857
 Other assets                                                                          114,467        124,570
 Separate account assets                                                            24,923,698     21,349,837
                                                                                 -------------  -------------
   Total assets                                                                  $  50,204,824  $  43,673,092
                                                                                 =============  =============

LIABILITIES AND EQUITY

Liabilities:

 Policy and contract account balances                                            $  12,029,018  $  10,580,481
 Future policy and contract benefits                                                 4,576,727      3,297,927
 Pending policy and contract claims                                                    577,801        550,793
 Other policyholder funds                                                            1,511,056      1,513,231
 Policyholder dividends payable                                                         20,815         22,633
 Unearned premiums and fees                                                            339,280        399,474
 Pension and other postretirement benefits                                               7,525         10,292
 Income tax liability:
   Current                                                                              22,446          5,565
   Deferred                                                                            210,240        218,408
 Accrued commissions and expenses                                                      219,967        208,242
 Other liabilities                                                                     630,390        824,530
 Short-term debt                                                                        20,000         50,000
 Long-term debt                                                                        468,000        468,000
 Separate account liabilities                                                       24,923,698     21,349,837
                                                                                 -------------  -------------
  Total liabilities                                                                 45,556,963     39,499,413
                                                                                 -------------  -------------

Equity:
 Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000          5,000
 Additional paid in capital                                                            214,095        196,254
 Accumulated other comprehensive income                                                420,063        200,766
 Retained earnings                                                                   3,980,932      3,742,197
                                                                                 -------------  -------------
  Total Minnesota Life Insurance Company and subsidiaries equity                     4,620,090      4,144,217

 Noncontrolling interests                                                               27,771         29,462
                                                                                 -------------  -------------
   Total equity                                                                      4,647,861      4,173,679
                                                                                 -------------  -------------
    Total liabilities and equity                                                 $  50,204,824  $  43,673,092
                                                                                 =============  =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017            2016            2015
                                                                                     -------------   -------------   -------------
Revenues:

   Premiums                                                                          $   3,561,233   $   2,471,733   $   2,220,467
   Policy and contract fees                                                                748,773         706,212         688,434
   Net investment income                                                                   786,682         726,176         689,137
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                          (7,553)           (777)        (16,569)
     Other net realized investment gains (losses)                                           60,078          (3,769)         26,212
                                                                                     -------------   -------------   -------------
       Total net realized investment gains (losses)                                         52,525          (4,546)          9,643
   Finance charge income                                                                    24,597          95,453          92,393
   Commission income                                                                       194,060         188,024         168,528
   Other income                                                                             94,298          73,096          73,232
                                                                                     -------------   -------------   -------------
         Total revenues                                                                  5,462,168       4,256,148       3,941,834
                                                                                     -------------   -------------   -------------

Benefits and expenses:

   Policyholder benefits                                                                 3,462,327       2,399,667       2,109,142
   Interest credited to policies and contracts                                             470,980         438,642         401,659
   General operating expenses                                                              759,331         760,299         713,302
   Commissions                                                                             411,789         436,181         432,467
   Administrative and sponsorship fees                                                      92,646          78,584          75,082
   Dividends to policyholders                                                                3,314           3,817           4,678
   Interest expense                                                                         14,086          11,700          10,639
   Amortization of deferred policy acquisition costs                                       178,009         210,647         212,045
   Capitalization of policy acquisition costs                                             (354,230)       (361,563)       (361,349)
                                                                                     -------------   -------------   -------------
         Total benefits and expenses                                                     5,038,252       3,977,974       3,597,665
                                                                                     -------------   -------------   -------------
           Income from operations before taxes                                             423,916         278,174         344,169

   Income tax expense (benefit):
        Current                                                                            131,116          97,425          46,027
        Deferred                                                                          (135,745)        (32,860)         48,153
                                                                                     -------------   -------------   -------------
          Total income tax expense (benefit)                                                (4,629)         64,565          94,180
                                                                                     -------------   -------------   -------------
            Net income                                                                     428,545         213,609         249,989
                   Less: Net income attributable to noncontrolling interests                 1,105             409             468
                                                                                     -------------   -------------   -------------
                        Net income attributable to Minnesota Life Insurance Company
                          and subsidiaries                                           $     427,440   $     213,200   $     249,521
                                                                                     =============   =============   =============

Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period         $     334,140   $     124,139   $    (463,641)
   Unrealized gains (losses) on securities - other than temporary impairments               (2,270)          1,734          (2,129)
   Adjustment to deferred policy acquisition costs                                        (190,594)        (82,037)        208,912
   Adjustment to reserves                                                                   27,240          12,032          22,718
   Adjustment to unearned premiums and fees                                                168,605          72,377        (106,247)
   Adjustment to pension and other retirement plans                                         (1,985)            305           3,952
                                                                                     -------------   -------------   -------------
     Other comprehensive income (loss), before tax                                         335,136         128,550        (336,435)
     Income tax benefit (expense) related to items of other comprehensive income          (115,839)        (44,779)        117,620
                                                                                     -------------   -------------   -------------
        Other comprehensive income (loss), net of tax                                      219,297          83,771        (218,815)
                                                                                     -------------   -------------   -------------
          Comprehensive income                                                             647,842         297,380          31,174
            Less: Comprehensive income attributable to noncontrolling interests              1,105             409             468
                                                                                     -------------   -------------   -------------
               Comprehensive income attributable to Minnesota Life Insurance
                Company and subsidiaries                                             $     646,737   $     296,971   $      30,706
                                                                                     =============   =============   =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                       MINNESOTA
                                                                                         LIFE
                                                           ACCUMULATED                 INSURANCE
                                              ADDITIONAL      OTHER                   COMPANY AND
                                     COMMON    PAID IN    COMPREHENSIVE   RETAINED    SUBSIDIARIES  NONCONTROLLING     TOTAL
                                     STOCK     CAPITAL        INCOME      EARNINGS       EQUITY       INTERESTS        EQUITY
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
2015:
 Balance, beginning of year        $   5,000  $  196,254  $     335,810  $ 3,281,476  $  3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                           --          --             --      249,521       249,521             468      249,989
     Other comprehensive loss             --          --       (218,815)          --      (218,815)             --     (218,815)
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                           30,706             468       31,174

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,386)      (1,386)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2016:
 Balance, beginning of year        $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933

   Comprehensive income:
     Net income                           --          --             --      213,200       213,200             409      213,609
     Other comprehensive income           --          --         83,771           --        83,771              --       83,771
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          296,971             409      297,380

   Dividends to stockholder               --          --             --       (2,000)       (2,000)             --       (2,000)

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,634)      (1,634)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2017:
 Balance, beginning of year        $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679

   Comprehensive income:
     Net income                           --          --             --      427,440       427,440           1,105      428,545
     Other comprehensive income           --          --        219,297           --       219,297              --      219,297
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          646,737           1,105      647,842

   Dividends to stockholder               --          --             --     (188,705)     (188,705)             --     (188,705)

   Contributions to additional
     paid in capital                      --      17,841             --           --        17,841              --       17,841

   Change in equity of
      noncontrolling interests            --          --             --           --            --          (2,796)      (2,796)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  214,095  $     420,063  $ 3,980,932  $  4,620,090  $       27,771  $ 4,647,861
                                   =========  ==========  =============  ===========  ============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017           2016           2015
                                                                                     ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $    428,545   $    213,609   $    249,989
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to annuity and insurance contracts                                   254,665        257,848        258,830
   Fees deducted from policy and contract balances                                       (546,015)      (511,113)      (476,389)
   Change in future policy benefits                                                     1,322,592        305,422         59,742
   Change in other policyholder liabilities, net                                         (106,521)       577,282        123,827
   Amortization of deferred policy acquisition costs                                      178,009        210,647        212,045
   Capitalization of policy acquisition costs                                            (354,230)      (361,563)      (361,349)
   Change in premiums and fees receivable                                                 (56,057)         4,114        (28,833)
   Deferred tax provision                                                                (135,745)       (32,860)        48,153
   Change in income tax recoverables / liabilities - current                               17,127         15,806         (4,462)
   Net realized investment losses (gains)                                                 (52,525)         4,546         (9,643)
   Change in reinsurance recoverables                                                     (65,071)       (23,478)         8,673
   Other, net                                                                             102,592         28,664         61,024
                                                                                     ------------   ------------   ------------
     Net cash provided by operating activities                                            987,366        688,924        141,607
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                            3,279,847      3,266,663      2,003,169
   Equity securities                                                                      286,719        288,190        287,535
   Alternative investments                                                                130,997        104,581         87,763
   Derivative instruments                                                                 463,171        206,895        238,574
   Other invested assets                                                                  298,737          2,509         25,679
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                              990,429      1,001,019      1,075,583
   Mortgage loans                                                                         218,598        221,902        306,273
Purchases and originations of:
   Fixed maturity securities                                                           (6,247,888)    (5,383,602)    (4,047,304)
   Equity securities                                                                     (231,366)      (310,755)      (361,671)
   Mortgage loans                                                                        (715,371)      (643,688)      (494,248)
   Alternative investments                                                               (101,583)      (105,648)      (111,107)
   Derivative instruments                                                                (306,836)      (266,110)      (289,510)
   Other invested assets                                                                  (12,993)        (4,787)       (22,131)
Finance receivable originations or purchases                                              (55,200)      (222,528)      (220,575)
Finance receivable principal payments                                                      65,824        199,090        194,355
Securities in transit                                                                       3,161        (39,769)        43,717
Other, net                                                                               (420,845)      (154,800)       (46,814)
                                                                                     ------------   ------------   ------------
     Net cash used for investing activities                                            (2,354,599)    (1,840,838)    (1,330,712)
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                                    4,837,422      3,973,399      3,678,808
Withdrawals from annuity and insurance contracts                                       (3,249,602)    (2,813,716)    (2,575,133)
Change in amounts drawn in excess of cash balances                                         47,884        (26,325)        (8,628)
Proceeds from issuance of short-term debt                                                  80,000        275,000        200,000
Payment on short-term debt                                                               (110,000)      (275,000)      (200,000)
Proceeds from issuance of long-term debt                                                  200,000        100,000         50,000
Payment on long-term debt                                                                (200,000)            --        (75,000)
Dividends paid to stockholder                                                            (185,142)            --             --
Other, net                                                                                (37,856)        10,772         10,140
                                                                                     ------------   ------------   ------------
     Net cash provided by financing activities                                          1,382,706      1,244,130      1,080,187
                                                                                     ------------   ------------   ------------
Net increase (decrease) in cash and cash equivalents                                       15,473         92,216       (108,918)
Cash and cash equivalents, beginning of year                                              359,818        267,602        376,520
                                                                                     ------------   ------------   ------------
Cash and cash equivalents, end of year                                               $    375,291   $    359,818   $    267,602
                                                                                     ============   ============   ============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

    The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance, retirement and investment products and services designed principally to protect and enhance the long-term financial security of individuals and families.

    The Company, which operates in the United States, generally offers the following types of products directly and through its various subsidiaries:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Financial advice, investment advisory, and wealth management services.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies along with distribution of financial institution products and services.
        -   Investment and asset management services.

    The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

    During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC
    (PFC), whose revenues are primarily represented by finance charge income. Held-for-sale criteria was satisfied in 2016 and, as of December 31, 2016, the Company held PFC at its carrying value which is lower than its fair value less cost to sell. The transaction closed effective March 31, 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

    The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in policyholder mortality, policyholder morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

    The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs, unearned premiums and fees, and reinsurance recoverables for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits obligation. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INSURANCE REVENUES AND EXPENSES

    Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate and supplemental annuities paid for life, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

    Nontraditional life insurance products include individual fixed, indexed and variable universal life insurance and adjustable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Variable and fixed indexed annuity guaranteed benefit rider charges are recognized as revenue when assessed. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

    Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

    Certain nontraditional life insurance products, specifically individual universal life, variable life and adjustable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income
    (loss) on the consolidated statements of operations and comprehensive income.

    COMMISSION INCOME

    Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

    Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

    The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

    Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

    The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments.

    For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

    Equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are classified as available for sale and are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

    Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, unearned premiums and fees, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in equity.

    Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

    Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

    Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell.

    Policy loans are carried at the unpaid principal balance.

    Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers commercial paper with original maturity dates of less than three months and all money market funds to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

    A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $41,762 and $40,850 at December 31, 2017 and 2016, respectively.

    Finance receivables that management had the intent and ability to hold for the foreseeable future or until maturity or payoff were reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2016 were consistent with the rates at which loans would have been made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2016 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows, interest crediting or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

    Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income.

    The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These derivative instruments are reported at fair value with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    REALIZED AND UNREALIZED GAINS AND LOSSES

    Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected using the original purchase yield as the discount rate is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

    For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

    For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

    The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

    For available-for-sale equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

    All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

    The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2017 or 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

    The Company periodically invests money in its separate accounts. At December 31, 2017 and 2016, the fair value of these investments included within equity securities, available-for-sale on the consolidated balance sheets was $63,390 and $55,430, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

    The Company's finance receivables portfolio primarily was comprised of smaller balance homogeneous loans. The loans were originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also held a smaller portfolio of retail installment notes that were primarily originated through contracts with retail stores within the same regions as the branch locations.

    The Company had the intent and ability to hold the finance receivables for the foreseeable future or until maturity or payoffs. The finance receivables were reported at their outstanding unpaid principal balances reduced by an allowance for losses.

    The Company used the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables were reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables was suspended once an account has recognized 60-days of accrued charges. The account was subsequently accounted for on a cash basis. Accrual was resumed when there were less than 60-days of accrued charges. Accrual of finance charges and interest was suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they were considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income totaled $4, $14 and $14 for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

    The majority of the Company's finance receivables were smaller balance homogeneous loans. These loans had traditionally been evaluated collectively for impairment. The Company had elected to bifurcate the finance receivables into three segments. The segments were evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets was adequate to absorb probable losses on existing receivables. Risk characteristics included consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used were updated periodically to reflect management's view of current conditions. Changes in estimates could have significantly affected the allowance for losses.

    It was the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they were deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that had been individually reviewed by management and were deemed to warrant further collection effort.

    The adequacy of the allowance for losses was highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to have been received on impaired loans. Such estimates, evaluations, and cash flows would have been subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates were reviewed periodically and adjustments, if necessary, were recorded in the provision for credit losses in the periods in which they had become known.

    Impaired loans not considered TDRs were generally larger (greater than $50) real estate secured loans that were at least 60 days past due. A loan was classified as impaired when, based upon current information and events, it was probable that the Company would have been unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance was calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan was collateral dependent. Interest payments received on impaired loans were generally applied to principal unless the remaining principal balance was considered to be fully collectible.

    TDRs were those loans for which the Company had granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occurred as a result of loan modifications forced by personal bankruptcy court rulings, where the Company was required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expected borrowers whose loans have been modified under those situations to have been able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally did not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

    The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

    For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits and the assumptions are locked.

    For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of actual and estimated future gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

    For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.50% to 7.25% at December 31, 2017 and 2016 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

    Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

    DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

    The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                   2017         2016
                                                ----------   ---------
      Balance at beginning of year              $   28,475   $  28,370
      Capitalization                                 3,022       4,466
      Amortization and interest                     (2,687)     (4,289)
      Adjustment for unrealized gains (losses)         232         (72)
                                                ----------   ---------
      Balance at end of year                    $   29,042   $  28,475
                                                ==========   =========

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    GOODWILL AND OTHER INTANGIBLE ASSETS

    In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

    The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

    The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected undiscounted future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

    Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $32,220 and $44,569 as of December 31, 2017 and 2016, respectively, and amortized software expense of $16,004, $17,574 and $21,868 for the years ended December 31, 2017, 2016 and 2015, respectively.

    PROPERTY AND EQUIPMENT

    Property and equipment are carried at cost, net of accumulated depreciation of $132,330 and $139,872 at December 31, 2017 and 2016, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was $15,506, $16,886, and $11,074,
    respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REINSURANCE

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and policyholder liabilities. Amounts recoverable from reinsurers are estimated in a manner consistent with the policyholder liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits, sales inducements and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2017, the Company has assumed an average rate of investment yields ranging from 2.97% to 6.21%.

    Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2017 and 2016, the total participating business in force was $2,194,452 and $2,217,164, respectively. As a percentage of total life insurance in force, participating business in force represents 0.2% at December 31, 2017 and 2016.

    INCOME TAXES

    The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

    Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INCOME TAXES (CONTINUED)

    The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

    The Company's consolidated financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

       - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.

       - Investment-related risks such as those related to valuation, impairment, and concentration.

       - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.

       -    Acquisition, disposition, or other structural change related risks.

       - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

    The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the consolidated financial statements.

(4) NEW ACCOUNTING PRONOUNCEMENTS

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In January 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220), Reclassisfication of Certain Tax Effects from Accumulated Other Comprehensive Income, which provides companies with an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. ASU 2018-02 is effective for annual reporting periods beginning on January 1, 2019, with early adoption permitted. An entity may apply the new guidance using one of the following two methods: (1) in the period of adoption or (2) retrospectively to each period (or periods) presented, in which the effect of the change in the U.S federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company expects to adopt the guidance in 2018 and upon adoption expects to reclassify approximately $76,135 of unrealized deferred taxes, from accumulated other comprehensive income to retained earnings.

    In March 2017, the FASB issued ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities, shortening the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning on January 1, 2019 and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In March 2017, the FASB issued ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, requiring an employer that offers to its employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the statement of operations separately from the service cost component and outside a subtotal of income from operations, if one is presented. The new guidance is effective for annual periods beginning on January 1, 2018. Early adoption is permitted as of the beginning of an annual period for which financial statements have not been issued or made available for issuance. The guidance should be applied retrospectively for the presentation of the service cost component in the statement of operations and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for the annual reporting period beginning January 1, 2020 and is required to be applied on a prospective basis with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a prospective basis. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires additional disclosures and modification to the statement of cash flows to provide additional information on the changes in cash, cash equivalents and restricted cash. ASU 2016-18 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain transactions are to be presented on the statement of cash flows. ASU 2016-15 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology. The revised guidance removes recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument's contractual life along with enhanced disclosures. ASU 2016-13 is effective for the annual reporting period beginning on January 1, 2020 and is required to be applied on a modified retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the Securities and Exchange Commission (SEC) staff would not object if a Public Business Entity (PBE) that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2016-02. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2016-02. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2020. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment as of the beginning of the period of adoption. Upon adoption of the guidance the Company will reclassify approximately $70,000 of unrealized holding gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to equity securities meeting the ASU 2016-01 definition.

    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defered the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the SEC staff would not object if a PBE that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2014-09. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2014-09. ASU 2014-09 is effective for annual reporting periods beginning on January 1, 2019. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

    The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, certain publicly traded corporate fixed maturity securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and indexed features on certain life and annuity contracts.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                     DECEMBER 31, 2017
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     495,440  $          --  $          --  $    495,440
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        868,236             --       868,236
          Foreign government securities                                     --         36,493             --        36,493
          Corporate securities                                              --      9,131,290      1,305,957    10,437,247
          Asset-backed securities                                           --        550,891         52,987       603,878
          Commercial mortgage-backed securities (CMBS)                      --      1,593,806             --     1,593,806
          Residential mortgage-backed securities (RMBS)                     --      2,073,400              5     2,073,405
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        495,440     14,254,116      1,358,949    16,108,505
        Equity securities, available-for-sale                          468,156         76,544             67       544,767
        Derivative instruments:
          TBA derivative instruments                                        --         31,714             --        31,714
          Other derivative instruments                                      13        469,267             --       469,280
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    13        500,981             --       500,994
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        963,609     14,831,641      1,359,016    17,154,266
        Cash equivalents                                               288,998          2,160             --       291,158
        Separate account assets                                      4,904,223     20,018,589            886    24,923,698
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   6,156,830  $  34,852,390  $   1,359,902  $ 42,369,122
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     402,466  $    402,466
        Future policy and contract benefits (1)                             --             --         17,498        17,498
        Derivative instruments (2)                                          13        111,333             --       111,346
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $          13  $     111,333  $     419,964  $    531,310
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed indexed annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                     DECEMBER 31, 2016
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     293,539  $          --  $          --  $    293,539
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        820,335             --       820,335
          Foreign government securities                                     --         37,064             --        37,064
          Corporate securities                                           1,607      7,915,599      1,041,343     8,958,549
          Asset-backed securities                                           --        434,006         38,833       472,839
          CMBS                                                              --      1,398,895             --     1,398,895
          RMBS                                                              --      1,778,276             23     1,778,299
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        295,146     12,384,175      1,080,199    13,759,520
        Equity securities, available-for-sale                          474,974         77,427             87       552,488
        Derivative instruments:
          TBA derivative instruments                                        --         18,847             --        18,847
          Other derivative instruments                                      15        346,281             --       346,296
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    15        365,128             --       365,143
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        770,135     12,826,730      1,080,286    14,677,151
        Cash equivalents                                               231,959         12,145             --       244,104
        Separate account assets                                      3,932,516     17,415,512          1,809    21,349,837
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   4,934,610  $  30,254,387  $   1,082,095  $ 36,271,092
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     262,102  $    262,102
        Future policy and contract benefits (1)                             --             --         34,283        34,283
        Derivative instruments (2)                                         741         70,743             --        71,484
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $         741  $      70,743  $     296,385  $    367,869
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed index annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

    When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

    Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

    For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models with unobservable inputs or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE

    The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

    Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

    The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

    Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

    SEPARATE ACCOUNT ASSETS

    Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

    Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed annuity and fixed universal life products.

    The fair value for embedded derivatives related to fixed indexed annuity and indexed universal life products is based on the present value of future index returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business and uses standard capital market techniques, such as the Black-Scholes, with certain unobservable inputs such as mortality, lapse, and volatility.

    The fair value for living benefit guarantee embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

    Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

    These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
          Corporate securities        $ 1,041,343  $    (2,482) $      13,140  $        --  $        --  $    253,956  $ 1,305,957
          Asset-backed securities          38,833         (321)          (216)          --           --        14,691       52,987
          RMBS                                 23           --             14           --           (4)          (28)           5
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total fixed maturity
             securities, available-
             for-sale                   1,080,199  $    (2,803)        12,938           --           (4)      268,619    1,358,949
        Equity securities, available-
         for-sale                              87           --            (20)          --           --            --           67
        Separate account assets             1,809           --           (107)          --       (1,590)          774          886
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total financial assets    $ 1,082,095  $    (2,803) $      12,811  $        --  $    (1,594) $    269,393  $ 1,359,902
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------  ---------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
          Corporate securities                           $      453,900  $       (15,315) $     (184,629) $      253,956
          Asset-backed securities                                22,000               --          (7,309)         14,691
          RMBS                                                       --               --             (28)            (28)
                                                         --------------  ---------------  --------------  --------------
            Total fixed maturity securities, available-
              for-sale                                          475,900          (15,315)       (191,966)        268,619
        Separate account assets                                   1,178             (404)             --             774
                                                         --------------  ---------------  --------------  --------------
              Total financial assets                     $      477,078  $       (15,719) $     (191,966) $      269,393
                                                         ==============  ===============  ==============  ==============

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
         Corporate securities         $   904,066  $      (216) $      (2,816) $        --  $        --  $    140,309  $ 1,041,343
         Asset-backed securities           45,488           --           (221)          --       (5,000)       (1,434)      38,833
         CMBS                              22,734           --             --           --      (22,734)           --           --
         RMBS                                  64           12             30           --           --           (83)          23
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
           Total fixed maturity
             securities, available-
             for-sale                     972,352  $      (204)        (3,007)          --      (27,734)      138,792    1,080,199
        Equity securities,
         available-for-sale                   113           --            (26)          --           --            --           87
        Separate account assets             1,613           --             95           92          (87)           96        1,809
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
              Total financial assets  $   974,078  $      (204) $      (2,938) $        92  $   (27,821) $    138,888  $ 1,082,095
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2016:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------   --------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
         Corporate securities                            $      274,260   $       (6,784) $     (127,167) $      140,309
         Asset-backed securities                                    579               --          (2,013)         (1,434)
         RMBS                                                        --               --             (83)           (83)
                                                         --------------   --------------  --------------  --------------
           Total fixed maturity securities, available-
            for-sale                                            274,839           (6,784)       (129,263)        138,792
        Separate account assets                                     192              (90)             (6)             96
                                                         --------------   --------------  --------------  --------------
            Total financial assets                       $      275,031   $       (6,874) $     (129,269) $      138,888
                                                         ==============   ==============  ==============  ==============

    Transfers of securities among the levels occur at the beginning of the reporting period.

    There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

    There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2017 and 2016.

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

                                            TOTAL REALIZED AND UNREALIZED
                                             (GAINS) LOSSES INCLUDED IN:
                                           -------------------------------
                                                               OTHER
                             BALANCE AT                     COMPREHENSIVE
                             BEGINNING       NET INCOME        INCOME                                       BALANCE AT
                              OF YEAR           (1)            (LOSS)         ISSUANCES     SETTLEMENTS    END OF YEAR
                           --------------  --------------  ---------------  -------------  -------------  -------------
      Policy and contract
        account balances   $      262,102  $      319,262  $            --  $     218,732  $    (397,630) $     402,466
      Future policy and
        contract benefits          34,283         (17,795)              --             --          1,010         17,498
                           --------------  --------------  ---------------  -------------  -------------  -------------
          Total financial
            liabilities    $      296,385  $      301,467  $            --  $     218,732  $    (396,620) $     419,964
                           ==============  ==============  ===============  =============  =============  =============

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

    There were no transfers in to or out of Level 3 for the year ended December 31, 2017.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

                                              TOTAL REALIZED AND
                                              UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                          ---------------------------
                                                            OTHER
                             BALANCE AT        NET      COMPREHENSIVE   TRANSFERS    TRANSFERS                    BALANCE
                             BEGINNING       INCOME        INCOME         IN TO       OUT OF                     AT END OF
                              OF YEAR          (1)         (LOSS)        LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
      Policy and contract
       account balances     $    102,696  $    159,406  $          --  $        --  $        --  $          --  $   262,102
      Future policy and
       contract benefits          54,512       (20,182)            --           --           --            (47)      34,283
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
         Total financial
          liabilities       $    157,208  $    139,224  $          --  $        --  $        --  $         (47) $   296,385
                            ============  ============  =============  ===========  ===========  =============  ===========

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2017:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            65 bps - 189 bps
      Corporate securities        $  1,305,957   Discounted cash flow    U.S. Treasuries (1)            (117 bps)

                                                                         Yield/spread to           68 bps - 1,309 bps
      Asset-backed securities           52,987   Discounted cash flow    U.S. Treasuries (1)            (233 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)         2012 IAM table
       account balances           $    402,466      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         2012 IAM table
       benefits                         17,498      Option pricing       Lapse rates (3)               0% to  18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                           spread (7)                    0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2016:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            72 bps - 206 bps
      Corporate securities        $  1,041,343   Discounted cash flow    U.S. Treasuries (1)            (135 bps)

                                                                         Yield/spread to           87 bps - 1,207 bps
      Asset-backed securities           38,833   Discounted cash flow    U.S. Treasuries (1)            (193 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
       account balances           $    262,102      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         Annuity 2000 table
       benefits                         34,283      Option pricing       Lapse rates (3)               0% to 18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                          spread (7)                      0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

    The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

    For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

    For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

    The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2017 and 2016.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                  DECEMBER 31, 2017
                                      -------------------------------------------------------------------------
                                        CARRYING
                                          VALUE                              FAIR VALUE
                                      -------------  ----------------------------------------------------------
                                          TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                      -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net           $   3,042,230  $          --  $          --  $   3,045,821  $   3,045,821
        Policy loans                        474,133             --             --        572,334        572,334

       Liabilities:
        Deferred annuities            $   2,325,831  $          --  $          --  $   2,328,321  $   2,328,321
        Other fund deposits               2,197,565             --             --      2,183,873      2,183,873
        Supplementary contracts
        without life contingencies          125,920             --             --        125,920        125,920
        Annuity certain contracts            95,803             --             --         99,822         99,822
        Short-term debt                      20,000             --             --         20,000         20,000
        Long-term debt                      468,000             --             --        470,880        470,880
        Separate account liabilities     16,731,642      4,904,223     11,826,533            886     16,731,642

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

                                                                 DECEMBER 31, 2016
                                     -------------------------------------------------------------------------
                                       CARRYING
                                         VALUE                              FAIR VALUE
                                     -------------  ----------------------------------------------------------
                                         TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                     -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net          $   2,544,437  $          --  $          --  $   2,527,742  $   2,527,742
        Policy loans                       426,971             --             --        515,602        515,602

       Liabilities:
        Deferred annuities           $   2,158,937  $          --  $          --  $   2,259,518  $   2,259,518
        Other fund deposits              2,200,721             --             --      2,186,511      2,186,511
        Supplementary contracts
        without life contingencies         117,206             --             --        117,206        117,206
        Annuity certain contracts           85,785             --             --         88,408         88,408
        Short-term debt                     50,000             --             --         50,000         50,000
        Long-term debt                     468,000             --             --        470,628        470,628
        Separate account liabilities    14,039,115      3,932,516     10,104,790          1,809     14,039,115

    Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

    The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2017 and 2016 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

    The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

    The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

    Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

    The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

    The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

    The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $2,020,098 and $1,727,155 agency backed RMBS, and $53,307 and $51,144 non-agency backed RMBS as of December 31, 2017 and 2016, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2017 was $505 with unrealized losses totaling $28. The fair value of the Company's subprime securities as of December 31, 2016 was $3,273 with unrealized losses totaling $48.

    The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

    The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $544,767 and $552,488 as of December 31, 2017 and 2016, respectively.

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2017                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     480,172  $      15,432  $         532  $        (368) $     495,440
       Agencies not backed by the full faith and
        credit of the U.S. government                   834,859         34,335            958             --        868,236
       Foreign government securities                     33,421          3,073              1             --         36,493
       Corporate securities                           9,936,251        516,982         16,632           (646)    10,437,247
       Asset-backed securities                          589,719         15,446          1,386            (99)       603,878
       CMBS                                           1,572,057         25,509          4,574           (814)     1,593,806
       RMBS                                           1,996,512         76,526          2,076         (2,443)     2,073,405
                                                  -------------  -------------  -------------  -------------  -------------
         Total fixed maturity securities,
           available-for-sale                        15,442,991        687,303         26,159         (4,370)    16,108,505
       Equity securities, available-for-sale            456,162         92,991          4,386             --        544,767
                                                  -------------  -------------  -------------  -------------  -------------
             Total                                $  15,899,153  $     780,294  $      30,545  $      (4,370) $  16,653,272
                                                  =============  =============  =============  =============  =============

----------
    (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2016                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     275,240  $      18,900  $         762  $        (161)  $     293,539
       Agencies not backed by the full faith and
        credit of the U.S. government                   813,892         15,827          9,384             --         820,335
       Foreign government securities                     33,244          3,820             --             --          37,064
       Corporate securities                           8,732,000        318,757         94,430         (2,222)      8,958,549
       Asset-backed securities                          464,388         13,940          5,616           (127)        472,839
       CMBS                                           1,382,327         27,739         13,657         (2,486)      1,398,895
       RMBS                                           1,694,754         84,354          2,453         (1,644)      1,778,299
                                                  -------------  -------------  -------------  -------------   -------------
            Total fixed maturity securities,
             available-for-sale                      13,395,845        483,337        126,302         (6,640)     13,759,520
       Equity securities, available-for-sale            489,747         69,387          6,646             --         552,488
                                                  -------------  -------------  -------------  -------------   -------------
                 Total                            $  13,885,592  $     552,724  $     132,948  $      (6,640)  $  14,312,008
                                                  =============  =============  =============  =============   =============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

    The amortized cost and fair value of fixed maturity securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE
                                                    --------------------------------
                                                       AMORTIZED          FAIR
                                                         COST             VALUE
                                                    ---------------  ---------------
       Due in one year or less                      $       304,425  $       308,279
       Due after one year through five years              2,340,398        2,459,888
       Due after five years through ten years             3,585,640        3,695,615
       Due after ten years                                5,054,240        5,373,634
                                                    ---------------  ---------------
                                                         11,284,703       11,837,416
       Asset-backed and mortgage-backed securities        4,158,288        4,271,089
                                                    ---------------  ---------------
         Total                                      $    15,442,991  $    16,108,505
                                                    ===============  ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     40,034  $     40,175  $        141            25
       Agencies not backed by the full faith and
        credit of the U.S. government                   74,124        74,705           581            26
       Foreign government securities                       217           218             1             1
       Corporate securities                            724,615       731,655         7,040           192
       Asset-backed securities                         167,513       168,326           813            62
       CMBS                                            424,372       426,822         2,450            32
       RMBS                                            280,077       281,317         1,240            49
       Equity securities, available-for-sale            44,274        47,398         3,124            48

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     17,171  $     17,562  $        391            11
       Agencies not backed by the full faith and
        credit of the U.S. government                   20,049        20,426           377            12
       Corporate securities                            413,112       422,727         9,615            70
       Asset-backed securities                          42,921        43,494           573            18
       CMBS                                             76,703        78,829         2,126            21
       RMBS                                             43,349        44,305           956            45
       Equity securities, available-for-sale             6,141         7,403         1,262            10

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                    LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     36,201  $     36,939  $        738            29
       Agencies not backed by the full faith and
        credit of the U.S. government                  301,927       311,311         9,384            57
       Corporate securities                          2,130,839     2,200,276        69,437           373
       Asset-backed securities                         148,534       153,356         4,822            45
       CMBS                                            507,346       520,159        12,813            52
       RMBS                                            189,365       191,613         2,248            44
       Equity securities, available-for-sale            86,721        90,679         3,958            68

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $        830  $        854  $         24             1
       Corporate securities                            300,129       325,122        24,993            69
       Asset-backed securities                          15,833        16,627           794             6
       CMBS                                             19,830        20,695           865             8
       RMBS                                             17,289        17,930           641            24
       Equity securities, available-for-sale            26,683        29,371         2,688            25

    For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2017, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

    The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2017.

    U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

    Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company believes the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

    Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

    The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2017, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

    The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2017, 97.4% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2017, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 99.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    Equity securities with unrealized losses at December 31, 2017 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

    At December 31, 2017 and 2016, fixed maturity securities and cash equivalents with a carrying value of $23,579 and $21,694, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

    The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,042,230 and $2,544,437 at December 31, 2017 and 2016, respectively.

    The Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and Securian Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus).

    The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $122,700 and $132,500 were sold during 2017 and 2016, respectively.

    The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                           2017             2016
                                      ---------------  ---------------
       Industrial                     $       970,256  $       855,885
       Office buildings                       477,378          416,303
       Retail facilities                      739,360          610,197
       Apartment                              582,232          406,102
       Other                                  273,004          255,950
                                      ---------------  ---------------
         Total                        $     3,042,230  $     2,544,437
                                      ===============  ===============

    If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

    A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2017              2016             2015
                                               ---------------   ---------------  --------------
       Balance at beginning of year            $         2,620   $         2,431  $        2,270
         Addition to (release of) allowance               (999)              189             161
         Write-downs, net of recoveries                     --                --              --
                                               ---------------   ---------------  --------------
       Balance at end of year                  $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

       End of year valuation allowance basis:
         Specific allowance                    $           204   $         1,700  $        1,485
         General allowance                               1,417               920             946
                                               ---------------   ---------------  --------------
       Total valuation allowance               $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

    As of December 31, 2017, the Company had two loans with a total carrying value of $1,426, net of a $204 specific valuation allowance. The two loans were held in the office class. For those two loans, the interest income recognized for the year ended December 31, 2017 was $74. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2017. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2017.

    As of December 31, 2016, the Company had four loans with a total carrying value of $11,896, net of a $1,700 specific valuation allowance. The four loans were held in the office and retail facilities classes. For those four loans, the interest income recognized for the year ended December 31, 2016 was $839. The four loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2016. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2016.

    As of December 31, 2017, the Company had no delinquent mortgage loans.

    The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

    As of December 31, 2017 and 2016, there were no nonperforming loans.

    Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

    The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                    2017             2016            2015
                                               ---------------  ---------------  --------------
       Number of properties acquired                        --               --               1
       Carrying value of mortgage loans prior
         to real estate acquisition            $            --  $            --  $        5,300
       Loss recognized upon acquisition in
         satisfaction of debt                               --               --              --

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    ALTERNATIVE INVESTMENTS

    Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

    The Company's composition of alternative investments by type were as follows:


                                                  DECEMBER 31, 2017                DECEMBER 31, 2016
                                          -------------------------------   --------------------------------
                                            CARRYING          PERCENT          CARRYING         PERCENT
                                              VALUE           OF TOTAL           VALUE          OF TOTAL
                                          --------------  ---------------   ---------------  ---------------
       Alternative investments:
         Private equity funds             $      412,350             64.3%  $       381,860             61.3%
         Mezzanine debt funds                    228,561             35.6%          240,221             38.6%
         Hedge funds                                 411              0.1%              595              0.1%
                                          --------------  ---------------   ---------------  ---------------
           Total alternative investments  $      641,322            100.0%  $       622,676            100.0%
                                          ==============  ===============   ===============  ===============

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31 was as follows:

                                                           2017              2016              2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $       611,400   $       576,244   $      544,543
       Equity securities, available-for-sale                   21,516            17,677           16,097
       Mortgage loans                                         126,620           116,034          104,155
       Policy loans                                            27,032            26,019           26,120
       Cash equivalents                                         1,796               416               33
       Alternative investments                                 22,768            13,217           21,009
       Derivative instruments                                    (627)               60               63
       Other invested assets                                    5,760             3,001            2,397
                                                      ---------------   ---------------   --------------
         Gross investment income                              816,265           752,668          714,417
       Investment expenses                                    (29,583)          (26,492)         (25,280)
                                                      ---------------   ---------------   --------------
         Total                                        $       786,682   $       726,176   $      689,137
                                                      ===============   ===============   ==============

    NET REALIZED INVESTMENT GAINS (LOSSES)

    Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                           2017              2016             2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $        21,944   $        13,208   $      (25,713)
       Equity securities, available-for-sale                   23,238             4,426            7,912
       Mortgage loans                                             999              (189)            (377)
       Alternative investments                                 51,618            25,822           41,761
       Derivative instruments                                 (55,289)          (47,899)         (22,363)
       Other invested assets                                   10,015                86             (956)
       Securities held as collateral                               --                --            9,379
                                                      ---------------   ---------------   --------------
         Total                                        $        52,525   $        (4,546)  $        9,643
                                                      ===============   ===============   ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

    Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                            2017              2016              2015
                                                       ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale:
         Gross realized gains                          $        51,510   $        44,363   $       19,557
         Gross realized losses                                 (22,013)          (30,378)         (28,701)
       Equity securities, available-for-sale:
         Gross realized gains                                   35,411            20,591           24,828
         Gross realized losses                                 (11,342)          (15,587)         (16,003)
       Alternative investments:
         Gross realized gains                                   38,304            33,761           39,112
         Gross realized losses                                    (777)             (308)            (556)

    Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                            2017             2016             2015
                                                       ---------------  ---------------  --------------
       Fixed maturity securities, available-for-sale:
         US government securities                      $           709  $           654  $           --
         Corporate securities                                    6,523              123          16,569
         Asset-backed securities                                   321               --              --
       Equity securities, available-for-sale                       831              578             913
                                                       ---------------  ---------------  --------------
           Total other-than-temporary impairments      $         8,384  $         1,355  $       17,482
                                                       ===============  ===============  ==============

    The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                        2017              2016              2015
                                                                   ---------------   ---------------   ---------------
       Balance at beginning of year                                $        12,824   $        29,329   $        17,436
       Additions:
         Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                 7,553               777            16,569
         Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                     --                --                --
       Reductions:
         Due to sales (or maturities, pay downs, or prepayments)
           during the period of securities previously credit loss
           OTTI impaired                                                    (9,259)          (17,282)           (4,676)
                                                                   ---------------   ---------------   ---------------
       Balance at end of year                                      $        11,118   $        12,824   $        29,329
                                                                   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS

    Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

    Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                                DECEMBER 31, 2017                        DECEMBER 31, 2016
                                                       --------------------------------------  -------------------------------------
                                                                            FAIR VALUE                             FAIR VALUE
       PRELIMINARY                                                    -----------------------                -----------------------
       UNDERLYING RISK                                   NOTIONAL                 LIABILITIES    NOTIONAL                LIABILITIES
       EXPOSURE                  INSTRUMENT TYPE          AMOUNT        ASSETS        (1)         AMOUNT       ASSETS        (1)
       -------------------  -------------------------  -------------  ----------  -----------  ------------  ----------  -----------
       Interest rate        Interest rate swaps        $     411,500  $   21,527  $        53  $    431,500  $   27,067  $        53
                            Interest rate swaptions        2,908,000       4,493           --     1,496,000       7,488           --
                            Interest rate futures            366,550          10           10       355,200          10           10
                            Interest rate caps               100,000          --           --       100,000          48           --
                            TBAs                              31,045      31,714           --        18,520      18,847           --
       Foreign currency     Foreign currency swaps                --          --           --        17,000       4,562           --
                            Foreign currency forwards             --          --           --       218,460          --          721
       Equity market        Equity futures                   418,431           3            3       474,675           5            5
                            Equity options                10,005,878     443,247      111,280     7,260,013     307,116       70,695
                                                        ------------  ----------  -----------  ------------  ----------  -----------
         Total derivatives                              $ 14,241,404  $  500,994  $   111,346  $ 10,371,368  $  365,143  $    71,484
                                                        ============  ==========  ===========  ============  ==========  ===========

----------
    (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

    The Company has steadily increased the volume of derivatives trading throughout 2017 and 2016. This is evident through the increase in notional amounts in 2017.

    The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

    Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

    Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

    Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

    The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

    Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

    Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain indexed universal life products offered by the Company.

    Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products which allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

    Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

    The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                             DECEMBER 31, 2017
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $            3,233  $            (46) $           --
       Interest rate swaptions                          (3,209)               --              --
       Interest rate futures                             5,446                --              70
       Interest rate caps                                  366              (414)             --
       TBAs                                               (184)               --              --
       Foreign currency swaps                             (670)               54              --
       Foreign currency forwards                         1,873              (221)             --
       Equity futures                                  (64,389)               --          27,484
       Equity options                                  (14,540)               --         280,757
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (72,074) $           (627) $      308,311
                                            ==================  ================  ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                             DECEMBER 31, 2016
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           10,404  $            (69) $           --
       Interest rate swaptions                             162                --              --
       Interest rate futures                            (5,188)               --              (2)
       Interest rate caps                                  300              (415)             --
       TBAs                                                697                --              --
       Foreign currency swaps                             (577)              553              --
       Foreign currency forwards                          (749)               (9)             --
       Equity futures                                  (58,675)               --          13,181
       Equity options                                  (14,502)               --          75,832
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (68,128) $             60  $       89,011
                                            ==================  ================  ==============

                                                              DECEMBER 31, 2015
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           15,753  $            (74) $           --
       Interest rate swaptions                             949                --              --
       Interest rate futures                            (7,354)               --               1
       Interest rate caps                                   42              (414)             --
       TBAs                                                994                --              --
       Foreign currency swaps                             (158)              562              --
       Foreign currency forwards                           146               (11)             --
       Equity futures                                  (15,982)               --           2,106
       Equity options                                   (4,150)               --         (50,096)
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $           (9,760) $             63  $      (47,989)
                                            ==================  ================  ==============

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the form of securities amounting to $367,297 and $268,560 at December 31, 2017 and 2016, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2017, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $30,240 and $24,765 at December 31, 2017 and 2016, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet.

    EMBEDDED DERIVATIVES

    The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and interest credits on both fixed indexed annuity and indexed universal life products.

    The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2017        2016
                                                              ----------  ----------
        Embedded derivatives within annuity products:
          Minimum guaranteed withdrawal benefits              $  (15,749) $  (30,224)
          Minimum guaranteed accumulation benefits                 1,062         379
          Guaranteed payout floors                                (2,811)     (4,438)
          Fixed indexed annuity                                  (33,332)     (4,563)

        Embedded derivatives within life insurance products:
          Fixed indexed universal life                        $ (369,134) $ (257,539)

    The following table presents the changes in fair value recorded in net income related to embedded derivatives for the years ended December 31:

                                                                 2017        2016        2015
                                                              ----------  ----------  ----------
        Embedded derivatives within annuity products:
          Net realized investment gains (losses)              $   17,795  $   20,229  $  (12,603)
          Policyholder benefits                                  (27,336)        566         255

        Embedded derivatives within life insurance products:
          Policyholder benefits                               $ (291,926) $ (159,972) $   46,643

    At December 31, 2017 and 2016, fixed maturity and equity securities with a carrying value of $30,240 and $24,765, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8) VARIABLE INTEREST ENTITIES

    The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

    The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

    As of December 31, 2017 and 2016, there were no material investments or relationships that were consolidated as a VIE.

    NON-CONSOLIDATED VIES

    The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
    Note 6 for details regarding the carrying amount and classification of these assets.

    In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $641,322 and $622,676 and the maximum exposure was $982,481 and $969,904 at December 31, 2017 and 2016, respectively.

(9) NET FINANCE RECEIVABLES

    The Company's finance receivables were segmented by direct installment loans, retail installment notes and direct mail loans.

    Finance receivables as of December 31 were as follows:

                                                  2016
                                               ----------
        Direct installment loans               $  340,999
        Retail installment notes                   54,808
        Direct mail loans                          26,478
                                               ----------
          Gross finance receivables               422,285
        Accrued interest and charges                7,302
        Unearned finance charges                 (119,523)
        Allowance for losses                      (17,156)
                                               ----------
          Finance receivables, net             $  292,908
                                               ==========

    Direct installment loans consisted of discount basis loans and interest-bearing loans, and generally had a maximum term of 84 months. The retail installment notes were principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally had a maximum term of 48 months. Direct mail loans were principally originated through targeted direct mail campaigns, and generally had a maximum term of 30 months.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    All segments were reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                                     2016
                                                                                  ----------
        Direct installment loans:
         30-60 days past due                                                      $    9,076
         61-90 days past due                                                           5,659
         91 days or more past due                                                     15,520
                                                                                  ----------
          Total direct installment loans                                              30,255
        Retail installment notes:
         30-60 days past due                                                             759
         61-90 days past due                                                             425
         91 days or more past due                                                      1,169
                                                                                  ----------
          Total retail installment notes                                               2,353
        Direct mail loans:
         30-60 days past due                                                             560
         61-90 days past due                                                             376
         91 days or more past due                                                      1,037
                                                                                  ----------
          Total direct mail loans                                                      1,973
                                                                                  ----------
            Total finance receivables past due, net of unearned finance charges   $   34,581
                                                                                  ==========

        Percentage of finance receivables, net of unearned finance charges              11.4%

    The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.5% at December 31, 2016.

    Changes in the allowance for losses for the years ended December 31 were as follows:

                                          2017         2016           2015
                                      ------------  ------------  ------------
        Balance at beginning of year  $     17,156  $     16,338  $     15,789
        Provision for credit losses          5,286        19,646        16,832
        Charge-offs                         (7,662)      (26,044)      (22,399)
        Recoveries                           2,181         7,216         6,116
        Sale of subsidiary                 (16,961)           --            --
                                      ------------  ------------  ------------
        Balance at end of year        $         --  $     17,156  $     16,338
                                      ============  ============  ============

    The following table provides additional information about the allowance for losses as of December 31:


                                                                             2016
                                                                         -----------
        Non-impaired gross finance receivables:
         Gross receivables balance                                       $   416,214
         General reserves                                                     16,909

        Impaired gross finance receivables (including TDRs):
         Gross receivables balance                                       $     6,071
         General reserves                                                        247

    All loans, excluding TDRs, deemed to be impaired were placed on non-accrual status. The Company had no impaired loans at December 31, 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    Net investment in receivables on which the accrual of finance charges and interest were suspended and which were being accounted for on a cash basis as of December 31:

                                           2016
                                        ----------
        Non-accrual balances:
         Direct installment loans       $   25,979
         Retail installment notes            1,150
         Direct mail loans                   1,600
                                        ----------
          Total non-accrual balances    $   28,729
                                        ==========

    There were no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2016.

    Loans classified as TDRs were $6,071 at December 31, 2016. The number of loans classified as TDR accounts were 2,732 at December 31, 2016. For the year ended December 31, 2016, the Company modified $9,693 of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2016, $2,689 subsequently experienced a payment default, during 2016. The Company recognized interest income of $1,041 and $1,240 from loans classified as TDRs for the years ended December 31, 2016 and 2015, respectively.

    The Company monitored the credit quality of its financing receivables by loan segment. Within the loan segments, there were borrower types that included new, existing, former, refinance and retail borrowers. New borrowers included first-time customers where the Company had limited lending and repayment history and would generally had a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally had the lowest credit risk profile as the Company already had an established lending and repayment history with these customers. Refinance borrowers included customers that have borrowed less than 10% of the current loan balance. The refinance borrower type included a segment of TDR loans that had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have had a higher credit risk as the borrower had previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers included customers that were typically first-time customers. The risk profile was lower with this type of first-time customer as a result of the security associated with the account. The Company also monitored credit risk by continually tracking customer payment performance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2016. The Company's credit risk profiles were based on customer type, customer creditworthiness, and customer performance.

                                                                             2016
                                                                         ------------
        Customer type:
         New borrower                                                    $     63,409
         Former borrower                                                       29,143
         Existing borrower                                                    266,698
         Refinance borrower                                                     8,227
         Retail borrower                                                       54,808
                                                                         ------------
          Total gross finance receivables                                $    422,285
                                                                         ============

        Customer creditworthiness:
         Non-bankrupt gross finance receivables:
         Direct installment loans                                        $    339,769
         Retail installment notes                                              54,676
         Direct mail borrower                                                  26,460
                                                                         ------------
          Total non-bankrupt gross finance receivables                        420,905
         Bankrupt gross finance receivables:
         Direct installment loans                                               1,230
         Retail installment notes                                                 132
         Direct mail borrower                                                      18
                                                                         ------------
          Total bankrupt gross finance receivables                              1,380
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

        Customer payment performance:
         Direct installment loans:
         Contractually performing, current to 30 days past due           $    301,332
         Contractually performing, 31 to 60 days past due                      12,492
         Contractually nonperforming, 61 or more days past due                 27,175
                                                                         ------------
          Total direct installment loans                                      340,999
         Retail installment notes:
         Contractually performing, current to 30 days past due                 51,911
         Contractually performing, 31 to 60 days past due                         983
         Contractually nonperforming, 61 or more days past due                  1,914
                                                                         ------------
          Total retail installment notes                                       54,808
         Direct mail loans:
         Contractually performing, current to 30 days past due                 24,048
         Contractually performing, 31 to 60 days past due                         714
         Contractually nonperforming, 61 or more days past due                  1,716
                                                                         ------------
          Total direct mail loans                                              26,478
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

    Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                 2017          2016           2015
                                                             ------------  -------------  ------------
        Computed income tax expense                          $    148,371  $      97,361  $    120,459
        Difference between computed and actual tax expense:
          Dividends received deduction                            (28,919)       (28,059)      (23,286)
          Tax credits                                              (5,480)        (4,562)       (3,639)
          Tax Cuts and Jobs Act of 2017 adjustment               (117,106)            --            --
          Expense adjustments and other                            (1,495)          (175)          646
                                                             ------------  -------------  ------------
            Total income tax expense (benefit)               $     (4,629) $      64,565  $     94,180
                                                             ============  =============  ============

    The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                  2017          2016
                                                              ------------  -------------
        Deferred tax assets:
         Policyholder liabilities                             $    134,066  $     119,292
         Pension, postretirement and other benefits                 15,025         21,580
         Tax deferred policy acquisition costs                     160,636        245,525
         Deferred gain on individual disability coinsurance            968          2,270
         Other                                                       5,046         19,242
                                                              ------------  -------------
           Gross deferred tax assets                               315,741        407,909

        Deferred tax liabilities:
         Policyholder liabilities                                   44,186             --
         Deferred policy acquisition costs                         240,481        378,655
         Premiums                                                   13,814         21,956
         Real estate and property and equipment depreciation         7,020          7,058
         Basis difference on investments                            12,892         20,276
         Net realized capital gains                                  7,510          1,093
         Net unrealized capital gains                              171,918        149,246
         Ceding commissions and goodwill                             9,044         14,189
         Other                                                      19,116         33,844
                                                              ------------  -------------
           Gross deferred tax liabilities                          525,981        626,317
                                                              ------------  -------------
             Net deferred tax liability                       $    210,240  $     218,408
                                                              ============  =============

    As of December 31, 2017 and 2016, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

    There were no changes in deferred tax asset valuation allowance for the years ended December 31, 2017, 2016, and 2015.

    At December 31, 2017, the Company had no capital loss carryforwards.

    Income taxes paid for the years ended December 31, 2017, 2016 and 2015, were $114,126, $81,774 and $53,003, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

    A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2017          2016
                                                                  ------------  ------------
        Balance at beginning of year                              $      4,067  $      2,712
        Additions based on tax positions related to current year         1,178         1,134
        Additions (reductions) for tax positions of prior years           (788)          221
                                                                  ------------  ------------
        Balance at end of year                                    $      4,457  $      4,067
                                                                  ============  ============

    Included in the balance of unrecognized tax benefits at December 31, 2017 are potential benefits of $4,457 that, if recognized, would affect the effective tax rate on income from operations.

    As of December 31, 2017, accrued interest and penalties of $147 are recorded as current income tax liabilities on the consolidated balance sheets and $30 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

    At December 31, 2017, the Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

    On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

    The Financial Accounting Standards Board Accounting Standards Codification 740 (ASC 740) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the Securities Exchange Commission staff issued Staff Accounting Bulletin 118 (SAB 118), which provides guidance on accounting for the tax effects of the New Tax Law. SAB 118 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under ASC 740 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

    The Company applied SAB 118 in completing its year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustment during the 12-month measurement period will be included in income from operations as an adjustment to income tax expense in 2018. The re-measurement under the New Tax Law and guidance in SAB 118 resulted in a reduction to total income tax expense of $117,106, which included certain provisional amounts under SAB 118.

    A provisional amount of $44,186 increased the tax reserve deferred tax asset from policyholder reserve changes and an identical amount increased the eight-year-spread deferred tax liability on policyholder reserve changes. The provisional amount was computed using estimated methods and will be completed upon the production of the final seriatim tax reserves that reflect the New Law requirements. Additionally, the Company had other provisionally determined amounts that were immaterial.

    The Company also has other undetermined items under SAB 118 that the Company has not been able to fully assess as of December 31, 2017, and as a result has not recognized any provisional impact. The impact of these items is expected to be immaterial to the financial position of the Company.

    During 2017, Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) received a refund of tax related to its amended 2014 return. The IRS chose not to audit the 2014 consolidated return and has not stated their intention to audit the 2014 amended return. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2015 or 2016 consolidated tax returns.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

    The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, prior to March 31, 2017, the Company had a subsidiary that had a non-contributory defined benefit plan covering all the employees of the subsidiary who were 21 years of age or older and had completed one year of service. Benefits were based upon years of participation and the employee's average monthly compensation.

    The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS             OTHER BENEFITS
                                                  --------------------------  --------------------------
                                                      2017          2016          2017          2016
                                                  ------------  ------------  ------------  ------------
        Change in benefit obligation:
        Benefit obligation at beginning of year   $     78,113  $     75,700  $      5,181  $      5,814
        Service cost                                       353         1,332           193           205
        Interest cost                                    2,286         3,301           195           232
        Actuarial loss (gain)                            2,556           899          (423)         (825)
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (32,336)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Benefit obligation at end of year         $     48,093  $     78,113  $      4,951  $      5,181
                                                  ============  ============  ============  ============

        Change in plan assets:
        Fair value of plan assets at beginning
         of year                                  $     73,002  $     70,382  $         --  $         --
        Actual return on plan assets                     2,313         3,629            --            --
        Employer contribution                            2,650         2,110           195           245
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (29,567)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Fair value of plan assets at end of year  $     45,519  $     73,002  $         --  $         --
                                                  ============  ============  ============  ============

        Net amount recognized:
        Funded status                             $     (2,574) $     (5,111) $     (4,951) $     (5,181)

        Amounts recognized on the consolidated
         balance sheets:
        Accrued benefit cost                      $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ------------  ------------  ------------  ------------
        Net amount recognized                     $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ============  ============  ============  ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                        PENSION BENEFITS            OTHER BENEFITS
                                                   --------------------------  --------------------------
                                                       2017          2016          2017          2016
                                                   ------------  ------------  ------------  ------------
        Weighted average assumptions used to
         determine benefit obligations:
        Discount rate                                      3.66%         3.92%         3.66%         3.82%
        Rate of compensation increase                        --          4.00%           --            --

        Weighted average assumptions used to
         determine net periodic benefit costs:
        Expected long-term return on plan assets           4.99%         5.15%           --            --
        Discount rate                                      3.92%         4.09%         3.82%         3.95%
        Rate of compensation increase                      4.00%         4.00%           --            --

        Components of net periodic benefit cost:
        Service cost                               $        353  $      1,332  $        193  $        205
        Interest cost                                     2,286         3,301           195           232
        Expected return on plan assets                   (2,225)       (3,624)           --            --
        Prior service benefit amortization                  (20)          (79)         (276)         (276)
        Recognized net actuarial loss (gain)                578           891          (222)         (162)
                                                   ------------  ------------  ------------  ------------
        Net periodic benefit cost                  $        972  $      1,821  $       (110) $         (1)
                                                   ============  ============  ============  ============

        Other changes in plan assets and benefit
         obligations recognized in other
         comprehensive income (loss):
        Net gain (loss)                            $     (2,468) $       (894) $        423  $        825
        Amortization of net loss (gain)                     578           891          (222)         (162)
        Amortization of prior service benefit               (20)          (79)         (276)         (276)
                                                   ------------  ------------  ------------  ------------
        Total recognized in other comprehensive
         income (loss)                             $     (1,910) $        (82) $        (75) $        387
                                                   ============  ============  ============  ============

        Amounts recognized in accumulated other
         comprehensive income:
        Net actuarial gain (loss)                  $    (11,352) $    (16,389) $      3,041  $      2,840
        Prior service benefit                                --           536         1,103         1,379
                                                   ------------  ------------  ------------  ------------
        Accumulated other comprehensive income
         (loss) at end of year                     $    (11,352) $    (15,853) $      4,144  $      4,219
                                                   ============  ============  ============  ============

        Accumulated benefit obligation             $     48,093  $     73,446  $      4,951  $      5,181

        Plans with accumulated benefit obligation
         in excess of plan assets:
        Projected benefit obligation               $     48,093  $     45,521
        Accumulated benefit obligation                   48,093        45,521
        Fair value of plan assets                        45,519        43,949

    Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company updated its assumptions as of December 31, 2017 and December 31, 2016 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

    The estimated net actuarial loss for the pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 is $935. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 are $276 and $255, respectively. In 2018, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

    Estimated future benefit payments for pension and other postretirement plans:

                            PENSION       OTHER
                           BENEFITS      BENEFITS
                         ------------  ------------
        2018             $      2,605  $        306
        2019                    2,602           281
        2020                    2,566           283
        2021                    2,629           280
        2022                    2,672           288
        2023 - 2027            14,305         1,392

    For measurement purposes, the assumed health care cost trend rates start at 6.80% in 2017 and decrease gradually to 4.40% for 2076 and remain at that level thereafter. For 2016, the assumed health care cost trend rates start at 6.60% in 2016 and decrease gradually to 4.40% for 2076 and remain at that level thereafter.

    The assumptions presented herein are based on pertinent information available to management as of December 31, 2017 and 2016. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2017 by $23 and the service cost and interest cost components of net periodic benefit costs for 2017 by $3. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2017 by $21 and the service cost and interest cost components of net periodic postretirement benefit costs for 2017 by $3.

    To determine the discount rate for each plan, the present value of expected future benefit payments used to determine the benefit obligation for each plan is calculated based on a theoretical yield curve constructed from a universe of AA rated corporate fixed maturity securities. The discount rate for each plan is the single rate which results in the same present value of obligations as that obtained using the yield curve.

    Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

    Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The target asset allocation as of December 31, 2017 is 100% to the insurance company general account investment category.

    The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                  2017          2016
                                              ------------  ------------
        Equity securities                                0%           16%
        Fixed maturity securities                        0%           24%
        Insurance company general account              100%           60%

    Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

    The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

    At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

    The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

    The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

        DECEMBER 31, 2017                            LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Insurance company general account        $            --  $            --  $        45,519  $      45,519
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $            --  $        45,519  $      45,519
                                                 ===============  ===============  ===============  =============

        DECEMBER 31, 2016                             LEVEL 1         LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Investments in pooled separate accounts  $            --  $        29,053  $            --  $      29,053
        Insurance company general account                     --               --           43,949         43,949
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $        29,053  $        43,949  $      73,002
                                                 ===============  ===============  ===============  =============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

    Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    INSURANCE COMPANY GENERAL ACCOUNT

    Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     43,949  $              1,570  $            --  $     45,519

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     42,379  $              1,570  $            --  $     43,949

    Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2017 and 2016. There were no transfers in to or out of level 3 for the years ending December 31, 2017 and 2016.

    The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

    The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2017, 2016, and 2015 of $1,426, $1,493, and $1,551, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS

    LIABILITY FOR UNPAID CLAIMS AND CLAIM LOSS ADJUSTMENT EXPENSES

    The following table provides activity in the liability for unpaid claims and loss adjustment expenses related to all insurance contracts:

                                            2017        2016 (1)      2015 (1)
                                        ------------  ------------  ------------
        Balance at January 1            $    974,905  $    998,963  $    998,008
         Less: reinsurance recoverable       554,298       596,715       644,590
                                        ------------  ------------  ------------
        Net balance at January 1             420,607       402,248       353,418
        Incurred related to:

         Current year                      2,122,998     2,114,463     2,050,232
         Prior years                          22,504        14,108        33,412
                                        ------------  ------------  ------------
        Total incurred                     2,145,502     2,128,571     2,083,644
                                        ------------  ------------  ------------
        Paid related to:

         Current year                      1,737,709     1,754,370     1,711,861
         Prior years                         374,779       355,842       322,953
                                        ------------  ------------  ------------
        Total paid                         2,112,488     2,110,212     2,034,814
                                        ------------  ------------  ------------
        Net balance at December 31           453,621       420,607       402,248
         Plus: reinsurance recoverable       530,594       554,298       596,715
                                        ------------  ------------  ------------
        Balance at December 31          $    984,215  $    974,905  $    998,963
                                        ============  ============  ============

----------
        (1) The previously issued 2016 financial statements only disclosed information for accident and health unpaid claims and loss adjustment expenses. The revised 2016 and 2015 information represents an immaterial correction of error to conform to the 2017 presentation that includes unpaid claim and claim adjustment expense information for all short-duration and long-duration contracts.

    As a result of changes in estimates of claims incurred in prior years, the unpaid claims and claim and loss adjustment expenses incurred increased by $22,504, $14,108, and $33,412 in 2017, 2016 and 2015, respectively. The amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid claims and claim and loss adjustment expenses.

    SHORT-DURATION CONTRACTS

    Certain short-duration contracts are offered within the Company's financial institution and group insurance products.

    Claim and claim adjustment expense liabilities are set using a combination of actuarial methods. The liabilities are computed using assumptions for mortality, morbidity, and other performance. These assumptions are based on the Company's experience, industry results, emerging trends and future expectations. Claim frequency is primarily based on reported claims assigned to individual claimants. Claim counts may initially include claims that do not ultimately result in a liability. These claims are omitted from claim counts once it is determined that there is no liability. The information about incurred and paid loss development for all periods preceding year ended December 31, 2017 and the related historical claims payout percentage disclosure is unaudited and is presented as supplementary information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the liability for incurred but not reported claims plus expected development on reported claims (IBNR) and the cumulative number of individual claims reported (reported claims) by incurral year as of December 31, 2017:

     FINANCIAL INSTITUTION PRODUCTS

                                               NET CUMULATIVE INCURRED CLAIMS (1)
    INCURRAL               --------------------------------------------------------------------------                REPORTED
    YEAR                    2012 (2)     2013 (2)     2014 (2)    2015 (2)     2016 (2)       2017        IBNR        CLAIMS
    ---------------------  ----------   ----------   ----------  ----------   ----------   ----------  -----------  ----------
    2012                   $   54,455   $   54,178   $   52,935  $   52,329   $   52,167   $   52,086  $        --          22
    2013                           --       51,855       48,403      47,156       46,757       46,669          180          21
    2014                           --           --       51,766      46,894       46,420       46,291          404          20
    2015                           --           --           --      46,961       41,975       41,409          779          19
    2016                           --           --           --          --       51,259       45,830        1,779          20
    2017                           --           --           --          --           --       46,745        7,817          18
                                                                                           ----------
       Total                                                                               $  279,030
                                                                                           ==========

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                  NET CUMULATIVE PAID CLAIMS (1)
    INCURRAL                                    ------------------------------------------------------------------
    YEAR                                          2012 (2)    2013 (2)   2014 (2)    2015 (2)   2016 (2)     2017
    ------------------------------------------  ---------   ---------  ---------   --------   ---------  ---------
    2012                                        $  30,050   $  43,790  $  47,852   $ 50,285   $  51,341  $  51,872
    2013                                               --      26,544     39,328     43,037      44,916     45,849
    2014                                               --          --     27,811     39,051      42,496     44,467
    2015                                               --          --         --     23,864      34,412     37,767
    2016                                               --          --         --         --      26,886     38,171
    2017                                               --          --         --         --          --     24,015
                                                                                                         ---------
       Total                                                                                             $ 242,141
                                                                                                         =========

    Outstanding liabilities prior to 2012                                                                $     162

    Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                       $  37,051

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the IBNR liability and the reported claims by incurral year as of December 31, 2017

     GROUP INSURANCE PRODUCTS

                                              NET CUMULATIVE INCURRED CLAIMS (1)
     INCURRAL            ------------------------------------------------------------------------------                REPORTED
     YEAR                  2012 (2)     2013 (2)     2014 (2)     2015 (2)    2016 (2)        2017           IBNR       CLAIMS
     ------------------  -----------  -----------  -----------  -----------  -----------  -------------   ----------  ----------
     2012                $ 1,079,158  $ 1,084,290  $ 1,088,187  $ 1,088,815  $ 1,088,798  $   1,089,450   $       --          41
     2013                         --    1,228,500    1,223,119    1,223,988    1,223,498      1,223,688           --          44
     2014                         --           --    1,314,365    1,296,503    1,296,691      1,298,118           --          47
     2015                         --           --           --    1,554,355    1,538,148      1,540,448          698          52
     2016                         --           --           --           --    1,570,311      1,558,510        2,793          54
     2017                         --           --           --           --           --      1,545,168       66,337          44
                                                                                          -------------
        Total                                                                             $   8,255,382
                                                                                          =============

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                               NET CUMULATIVE PAID CLAIMS (1)
     INCURRAL                         ----------------------------------------------------------------------------------
     YEAR                               2012 (2)      2013 (2)      2014 (2)      2015 (2)     2016 (2)         2017
     -------------------------------  ------------  ------------  ------------  ------------  -----------   ------------
     2012                             $    909,427  $  1,071,143  $  1,078,645  $  1,083,489  $ 1,086,317   $  1,087,240
     2013                                       --     1,033,152     1,205,189     1,214,799    1,219,482      1,221,173
     2014                                       --            --     1,113,019     1,277,315    1,289,281      1,294,673
     2015                                       --            --            --     1,291,045    1,517,267      1,530,861
     2016                                       --            --            --            --    1,296,222      1,534,885
     2017                                       --            --            --            --           --      1,257,210
                                                                                                            ------------
        Total                                                                                               $  7,926,042
                                                                                                            ============

     Outstanding liabilities prior to 2012                                                                  $      2,107

     Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                         $    331,447

----------
     (1)  2012 - 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     The reconciliation by product of the liability for pending policy and contract claims relating to short-duration contracts to the total liability for pending policy and contract claims on the consolidated balance sheet as of December 31, 2017 is as follows:

                                                                                  FINANCIAL         GROUP
                                                                                 INSTITUTION      INSURANCE
                                                                                  PRODUCTS         PRODUCTS        TOTAL
                                                                                -------------   -------------   ------------
     Liability for short-duration pending policy and contract claims, net of    $      37,051   $     331,447   $    368,498
        reinsurance
     Reinsurance recoverable on pending policy and contract claims                      7,697         115,031        122,728
     Less: other liabilities (1)                                                       30,922          23,537         54,459
                                                                                -------------   -------------   ------------
        Short-duration claims recorded within pending policy and contract       $      13,826   $     422,941        436,767
          claims on the consolidated balance sheet                              =============   =============
     Long-duration pending policy and contract claims                                                                141,034
                                                                                                                ------------
        Pending policy and contract claims                                                                      $    577,801
                                                                                                                ============

----------
     (1) Includes contracts that are recorded in line items other than pending policy and contract claims on the consolidated balance sheet.

     Supplementary information on the historical average annual percentage payoff of incurred claims, net of reinsurance, by product and accident year for the year ended December 31, 2017 is as follows(1):

                                                                                                 FINANCIAL           GROUP
                                                                                                INSTITUTION        INSURANCE
     INCURRAL YEAR                                                                                PRODUCTS          PRODUCTS
     ---------------------------------------------------------------------------------------   --------------    ---------------
     1                                                                                                   57.1%              83.7%
     2                                                                                                   25.6%              14.3%
     3                                                                                                    7.8%               0.8%
     4                                                                                                    4.3%               0.4%
     5                                                                                                    2.0%               0.2%
     6                                                                                                    1.0%               0.1%

----------
      (1) Unaudited.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:


                                                                               2017              2016              2015
                                                                         ----------------   ---------------   ---------------
     Direct premiums                                                     $      4,269,262   $     3,168,212   $     2,861,954
     Reinsurance assumed                                                            6,873             8,227             8,760
     Reinsurance ceded                                                           (714,902)         (704,706)         (650,247)
                                                                         ----------------   ---------------   ---------------
        Net premiums                                                     $      3,561,233   $     2,471,733   $     2,220,467
                                                                         ================   ===============   ===============

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $673,671, $682,956 and $639,260 during 2017, 2016, and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues fixed indexed annuities through its general account where the Company guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2017, 2016 or 2015.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the present value of future withdrawal benefits in excess of the current account balance. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments a in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable, assuming the guaranteed and current benefit amounts remain constant. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Return of net deposits:
            In the event of death
            Account value                                                           $     4,938,775    $     4,461,164
            Net amount at risk                                                      $         3,474    $        31,335
            Average attained age of contractholders                                            63.6               62.9
            As withdrawals are taken
            Account value                                                           $       332,389    $       316,657
            Net amount at risk                                                      $            40    $            74
            Average attained age of contractholders                                            70.1               69.7
         Return of net deposits plus a minimum return:
            In the event of death
            Account value                                                           $       328,161    $       276,717
            Net amount at risk                                                      $        21,244    $        28,968
            Average attained age of contractholders                                            70.0               69.4
            At annuitization
            Account value                                                           $       462,208    $       462,113
            Net amount at risk                                                      $         1,295    $         2,564
            Weighted average period remaining until expected annuitization (in
              years)                                                                            1.9                2.8
            As withdrawals are taken
            Account value                                                           $     3,334,917    $     2,953,311
            Net amount at risk                                                      $         3,209    $         2,461
            Average attained age of contractholders                                            64.6               64.0

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Highest specified anniversary account value:
            In the event of death
            Account value                                                           $       725,007    $       695,763
            Net amount at risk                                                      $         3,290    $        16,237
            Average attained age of contractholders                                            64.5               63.7
            Account value adjustment on 10th contract anniversary
            Account value                                                           $        73,631    $        56,157
            Net amount at risk                                                      $             2    $            --
            Weighted average period remaining until expected annuitization (in
              years)                                                                           59.8               59.1
         Guaranteed payout annuity floor:
            Account value                                                           $        50,840    $        47,341
            Net amount at risk                                                      $            --    $           204
            Average attained age of contractholders                                            75.4               74.8

     At December 31, the Company had the following fixed indexed annuity contracts with guarantees:

                                                                                            2017
                                                                                      ---------------
         As withdrawals are taken
         Account value                                                                $       145,581
         Net amount at risk                                                           $           577
         Average attained age of contractholders                                                 62.1

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                                  2017               2016
                                                                                             ---------------   ----------------
      Account value (general and separate accounts)                                          $     7,829,452   $      6,653,271
      Net amount at risk                                                                     $    54,972,640   $     54,920,546
      Average attained age of policyholders                                                             51.0               50.0

     Liabilities for guarantees on variable annuity, indexed annuity, universal life and variable life contracts reflected in the general account as of December 31, 2017 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED            NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT          VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          7,065   $           4,438   $          29,845   $          119,190
      Incurred guarantee benefits                              (709)             (1,625)            (15,158)              31,845
      Paid guaranteed benefits                                 (741)                 (2)                 --              (13,673)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          5,615   $           2,811   $          14,687   $          137,362
                                                   ================   =================   =================   ==================

     Liabilities for guarantees variable annuity, universal life and variable life contracts reflected in the general account as of December 31, 2016 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED             NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT           VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          8,580   $           5,661   $          48,851   $           98,056
      Incurred guarantee benefits                               388              (1,176)            (19,006)              33,749
      Paid guaranteed benefits                               (1,903)                (47)                 --              (12,615)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          7,065   $           4,438   $          29,845   $          119,190
                                                   ================   =================   =================   ==================

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life no lapse guarantee liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, fixed indexed annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities and fixed indexed annuities at December 31, 2017 and variable annuities at December 31, 2016 (except where noted otherwise):

        - A sample selection tool was used to select 200 scenarios from a set of 10,000 stochastically generated investment performance scenarios.
        - Mean investment performance was 5.20% and 5.60% for 2017 and 2016, respectively, and is consistent with DAC projections over a 10 year period.
        -   Annualized monthly standard deviation was 12.00%.
        - For 2017, assumed mortality was 100% if the 2012 Individual Annuity Mortality Basis table. For 2016, the assumed mortality was 100% of the A2000 table.
        - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 10.00% and 1.00% to 12.00% for 2017 and 2016, respectively, with an average of 8.00% for both 2017 and 2016.
        - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2017 and 2016 (except where noted otherwise):

        -   Separate account investment performance assumption was 7.25%.
        -   Assumed mortality was 100% of pricing levels.
        -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
        - Long-term general account discount rate grades from the current yield curve up to 5.50% linearly over ten years and from the current yield curve up to 5.75% linearly over ten years for 2017 and 2016, respectively.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                             VARIABLE ANNUITY CONTRACTS             VARIABLE LIFE CONTRACTS
                                                          ---------------------------------    ---------------------------------
                                                                2017              2016               2017              2016
                                                          ---------------   ---------------    ---------------   ---------------
        Equity                                            $     2,394,718   $     2,207,834    $     1,977,062   $     1,681,955
        Bond                                                      932,998           900,737            222,733           216,544
        Balanced                                                2,490,757         2,138,292            392,431           342,237
        Money market                                               35,028            43,462             20,714            26,298
        Mortgage                                                   54,948            57,671             31,374            32,326
        Real estate                                                83,494            85,648             60,101            68,683
                                                          ---------------   ---------------    ---------------   ---------------
           Total                                          $     5,991,943   $     5,433,644    $     2,704,415   $     2,368,043
                                                          ===============   ===============    ===============   ===============

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2017 and 2016, the liability associated with unremitted premiums and claims payable was $41,762 and $40,850, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2017 and 2016, the Company had restricted the use of $41,762 and $40,850, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16) SHORT-TERM AND LONG-TERM DEBT

     Liabilities for short-term and long-term debt are carried at an amount equal to unpaid principal balance. Short-term debt is debt coming due in the next 12 months.

     SHORT-TERM DEBT

     The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                                 LIABILITY                           COLLATERAL
                                                     ----------------------------------   ---------------------------------
                                                          2017               2016              2017              2016
                                                     ---------------   ----------------   ---------------   ---------------
     Reverse repurchase agreement                    $        20,000   $         50,000   $        20,747   $        57,038

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

     LONG-TERM DEBT

     The following table provides a summary of long-term debt as of December 31:

                                                                                                   2017               2016
                                                                                              ---------------   ----------------
     Surplus notes                                                                            $       118,000   $        118,000
     Federal Home Loan Bank borrowings                                                                350,000            350,000
                                                                                              ---------------   ----------------
        Total long-term debt                                                                  $       468,000   $        468,000
                                                                                              ===============   ================

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

     All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2017 and 2016, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2017, 2016 and 2015 was $9,735, $9,735 and $9,735, respectively.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2017 have a maturity of one, three and seven years with principal due at those times. The Company pledged $850,793 of fixed maturity securities as collateral as of December 31, 2017. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $384,482 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $24,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

     At December 31, 2017, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2018, $200,000; 2019, $75,000; 2020, $50,000; 2021, $25,000; 2022, $0;
     thereafter, $118,000.

     Total interest paid by the Company for the years ended December 31, 2017, 2016 and 2015 was $13,880, $11,633 and $10,601, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17) BUSINESS COMBINATIONS

     During 2016, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $851 was allocated to various assets and liabilities including $783 to finite-lived intangible assets and $68 to goodwill.

     During 2015, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2018 and future years if certain thresholds are attained is $5,375 of which $1,919 was accrued at December 31, 2017.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                                                                    2017              2016
                                                                                               ---------------   ---------------
       Balance at beginning of year                                                            $       109,146   $       109,078
       Additions                                                                                            --                68
       Adjustments to prior year acquisitions                                                               --                --
                                                                                               ---------------   ---------------
       Balance at end of year                                                                  $       109,146   $       109,146
                                                                                               ===============   ===============

     Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2017, 2016, and 2015.

     The amount of finite-lived intangible assets, excluding the value of acquired inforce contracts within DAC, included on the consolidated balance sheets in goodwill and intangible assets, net, was as follows:

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2017                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (36,882)             (8,100)             (44,982)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          24,450   $           1,504   $           25,954
                                                                      =================   =================   ==================

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2016                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (32,434)             (7,791)             (40,225)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          28,898   $           1,813   $           30,711
                                                                      =================   =================   ==================

     The Company did not acquire any finite-lived intangible assets during the year ended December 31, 2017. Finite-lived intangible assets acquired during the year ended December 31, 2016 were $783 with a weighted average amortization period of 4 years.

     The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2017, 2016, or 2015.

     Intangible asset amortization expense for 2017, 2016, and 2015 in the amount of $4,757, $6,353, and $7,108, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income. Projected amortization expense for the next five years is as follows: 2018, $4,293; 2019, $3,963; 2020, $3,825; 2021,
     $3,735; 2022, 2,023.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $19,258, $23,207 and $22,127 during 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the amount due to Advantus under these agreements was $10,606 and $9,041, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,200, $1,157 and $1,041 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company also recognized commission expense of $93,911, $104,747 and $107,690 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company recognized commissions payable to SFS in the amounts of $2,223 and $2,561 for the years ended December 31, 2017 and 2016, respectively.

     Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2016, 2015 and 2014, the Company collected commissions of $4,519, $3,966 and $3,692, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2017, 2016 and 2015, the amounts transferred were $15,872, $14,404, and $14,776, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2017 and 2016, the amount payable to the Company was $28,017 and $25,828, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2017, 2016, and 2015 were $88,296, $85,150 and $61,317, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2017, 2016 and 2015 was $20,676, $22,637 and $39,038, respectively. The amount payable to SFG at December 31, 2017 and 2016 was $13,432 and $7,176, respectively. As of December 31, 2016, the Company also had a receivable from SFG, in the amount of $22,066, related to the advance of future years' defined benefit plan expenses.

     In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $7,664 and $7,664 in 2017, 2016 and 2015, respectively, for these policies. No claims were paid during 2017, 2016 and 2015. As of December 31, 2017 and 2016, reserves held under these policies were $66,076 and $53,495, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $50,530, $45,195 and $42,632 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, commission revenue due to the Company from its affiliates was $1,049 and $523, respectively.

     Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,974, $10,276 and $8,471 in commission expenses related to the sales of these products for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                     DECEMBER 31, 2017
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        382,087   $      (132,272)  $       249,815
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (47,947)           16,781           (31,166)
         Unrealized gains (losses) on securities -- OTTI                      (2,270)              795            (1,475)
         Adjustment to deferred policy acquisition costs                    (190,594)           66,708          (123,886)
         Adjustment to reserves                                               27,240            (9,534)           17,706
         Adjustment to unearned premiums and fees                            168,605           (59,012)          109,593
         Adjustment to pension and other postretirement plans                 (2,045)              716            (1,329)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                     60               (21)               39
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        335,136   $      (115,839)  $       219,297
                                                                    ================   ===============   ===============

                                                                                     DECEMBER 31, 2016
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        141,773   $       (49,407)  $        92,366
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (17,634)            6,172           (11,462)
         Unrealized gains (losses) on securities -- OTTI                       1,734              (607)            1,127
         Adjustment to deferred policy acquisition costs                     (82,037)           28,713           (53,324)
         Adjustment to reserves                                               12,032            (4,211)            7,821
         Adjustment to unearned premium and fees                              72,377           (25,332)           47,045
         Adjustment to pension and other postretirement plans                    (69)               24               (45)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                    374              (131)              243
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        128,550   $       (44,779)  $        83,771
                                                                    ================   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                            DECEMBER 31, 2015
                                                                           ----------------------------------------------------
                                                                               BEFORE           TAX BENEFIT         NET OF
                                                                                 TAX             (EXPENSE)            TAX
                                                                           ---------------    ---------------   ---------------
       Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising during
           the period                                                      $      (481,442)   $       168,372   $      (313,070)
         Less: Reclassification adjustment for gains (losses) included
           in net income                                                            17,801             (6,231)           11,570
         Unrealized gains (losses) on securities -- OTTI                            (2,129)               745            (1,384)
         Adjustment to deferred policy acquisition costs                           208,912            (73,119)          135,793
         Adjustment to reserves                                                     22,718             (7,951)           14,767
         Adjustment to unearned premiums and fees                                 (106,247)            37,187           (69,060)
         Adjustment to pension and other postretirement plans                        3,495             (1,223)            2,272
         Less: Reclassification adjustment for pension and other
           postretirement plans expenses included in net income                        457               (160)              297
                                                                           ---------------    ---------------   ---------------
           Other comprehensive income (loss)                               $      (336,435)   $       117,620   $      (218,815)
                                                                           ===============    ===============   ===============

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2017 were as follows:


                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE             OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         56,331   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities             (7,553)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (831)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 47,947
         Deferred income tax benefit (expense)                                  (16,781)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         31,166
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (296)  General operating expenses
         Amortization of net actuarial losses                                       356   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                         60
         Deferred income tax benefit (expense)                                      (21)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $             39
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2016 were as follows:

                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE            OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         18,989   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities               (777)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (578)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 17,634
         Deferred income tax benefit (expense)                                   (6,172)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         11,462
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (355)  General operating expenses
         Amortization of net actuarial losses                                       729   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                        374
         Deferred income tax benefit (expense)                                     (131)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $            243
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

     The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                                      2017              2016
                                                                                                 ---------------   ---------------
        Gross unrealized gains                                                                   $       780,294   $       552,724
        Gross unrealized losses                                                                          (30,545)         (132,948)
        Gross unrealized losses -- OTTI                                                                    4,370             6,640
        Adjustment to deferred policy acquisition costs                                                 (313,521)         (122,927)
        Adjustment to reserves                                                                           (38,300)          (65,540)
        Adjustment to unearned premiums and fees                                                         242,541            73,936
        Adjustment to pension and other postretirement plans                                              (7,208)          (11,634)
                                                                                                 ---------------   ---------------
                                                                                                         637,631           300,251
        Deferred federal income tax expenses                                                            (217,568)          (99,485)
                                                                                                 ---------------   ---------------
        Net accumulated other comprehensive income                                               $       420,063   $       200,766
                                                                                                 ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and equity securities in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of equity securities in the amount of $2,000 during the year ended December 31, 2016. During the year ended December 31, 2015 there were no dividends declared or paid to SFG.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2017 statutory results, the maximum amount available for the payment of dividends during 2018 by Minnesota Life Insurance Company without prior regulatory approval is $305,993.

     During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the years ended December 31, 2016 and 2015 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2017 and 2016, these securities were reported at fair value of $31,714 and $18,847, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $349,988 as of December 31, 2017. The Company estimates that $140,000 of these commitments will be invested in 2018, with the remaining $209,988 invested over the next four years.

     As of December 31, 2017, the Company had committed to originate mortgage loans totaling $277,240 but had not completed the originations.

     As of December 31, 2017, the Company had committed to purchase fixed maturity securities totaling $71,500 but had not completed the purchase transactions.

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the years ended December 31, 2017, 2016 and 2015 was $7,499, $8,416, and $8,600, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2018, $1,593; 2019, $1,452; 2020, $1,255; 2021,
     $901; 2022, $687. Income from these leases was $2,189, $1,912 and $2,151 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income.

     The Company owns a building in Macon, Georgia, which it partially leases to unaffiliated companies. Income from these leases was $169, 131, and $149 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income. Commitments to the Company from these agreements are as follows: 2018, $171; 2019, $123; 2020, $103; 2021, $0; 2022, $0.

     The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2018, $2,055; 2019, $3,969; 2020, $4,293;
     2021, $4,109; 2022, $3,790.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22) COMMITMENTS AND CONTINGENCIES (CONTINUED)

     At December 31, 2017, the Company had guaranteed the payment of $34,800 of policyholder dividends and discretionary amounts payable in 2018. The Company has pledged fixed maturity securities, valued at $58,293 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2017 and 2016, the assets held in trust were $559,417 and $499,416, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017. The settlement will be completed in 2018 and will be immaterial to the Company's consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2019. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2017 and 2016 was approximately $2,968 and $2,325, respectively.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2017 and 2016, this liability was $1,137 and $1,597, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,224 and $2,344 as of December 31, 2017 and 2015, respectively. These assets are being amortized over a five-year period.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2017, 2016 and 2015.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $280,847, $84,001 and $215,860 in 2017, 2016 and 2015,
     respectively. Statutory surplus of these operations was $3,059,956 and $2,971,602 as of December 31, 2017 and 2016, respectively.

(24) SUBSEQUENT EVENTS

     The Company evaluated subsequent events through March 6, 2018, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

                               DECEMBER 31, 2017
                                 (IN THOUSANDS)

                                                                                                                      AS SHOWN
                                                                                                                       ON THE
                                                                                                                    CONSOLIDATED
TYPE OF INVESTMENT                                                              COST (2)            VALUE         BALANCE SHEET (1)
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Fixed maturity securities
   U.S. government                                                          $        480,172   $        495,440   $        495,440
   Agencies not backed by the full faith and credit of the U.S.
     government                                                                      834,859            868,236            868,236
   Foreign governments                                                                33,421             36,493             36,493
   Public utilities                                                                1,200,965          1,269,626          1,269,626
   Asset-backed securities                                                           576,703            590,077            590,077
   Mortgage-backed securities                                                      3,568,569          3,667,211          3,667,211
   All other corporate fixed maturity securities                                   8,748,302          9,181,422          9,181,422
                                                                            ----------------   ----------------   ----------------
     Total fixed maturity securities                                              15,442,991         16,108,505         16,108,505
                                                                            ----------------   ----------------   ----------------

Equity securities:
   Common stocks:
     Public utilities                                                                 19,162             21,745             21,745
     Banks, trusts and insurance companies                                           125,476            152,845            152,845
     Industrial, miscellaneous and all other                                         222,827            277,893            277,893
   Nonredeemable preferred stocks                                                     88,697             92,284             92,284
                                                                            ----------------   ----------------   ----------------
     Total equity securities                                                         456,162            544,767            544,767
                                                                            ----------------   ----------------   ----------------

Mortgage loans on real estate                                                      3,042,230             xxxxxx          3,042,230
Real Estate                                                                            1,737             xxxxxx              1,737
Policy loans                                                                         474,133             xxxxxx            474,133
Other investments                                                                     73,607             xxxxxx             73,607
Alternative investments                                                              641,322             xxxxxx            641,322
Derivative investments                                                               500,994             xxxxxx            500,994
                                                                            ----------------                      ----------------
     Total                                                                         4,734,023             xxxxxx          4,734,023
                                                                            ----------------                      ----------------

Total investments                                                           $     20,633,176             xxxxxx   $     21,387,295
                                                                            ================                      ================

----------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                                                  AS OF DECEMBER 31,
                                                    ------------------------------------------------------------------------------
                                                                          FUTURE POLICY
                                                        DEFERRED            BENEFITS,                              OTHER POLICY
                                                         POLICY          LOSSES, CLAIMS                             CLAIMS AND
                                                       ACQUISITION       AND SETTLEMENT          UNEARNED            BENEFITS
SEGMENT                                                   COSTS           EXPENSES (1)         PREMIUMS (2)           PAYABLE
--------------------------------------------------  -----------------   -----------------    -----------------   -----------------
2017:
  Life insurance                                    $       1,075,468   $       9,284,370    $         271,419   $         506,924
  Accident and health insurance                                21,284             554,134               67,861              70,726
  Annuity                                                     260,732           6,767,241                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,357,484   $      16,605,745    $         339,280   $         577,801
                                                    =================   =================    =================   =================

2016:
  Life insurance                                    $       1,118,581   $       7,918,841    $         340,397   $         484,280
  Accident and health insurance                                16,214             580,993               59,077              66,362
  Annuity                                                     232,390           5,378,574                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,367,185   $      13,878,408    $         399,474   $         550,793
                                                    =================   =================    =================   =================

2015:
  Life insurance                                    $       1,065,178   $       7,065,168    $         346,821   $         491,308
  Accident and health insurance                                16,256             604,358               53,903              63,802
  Annuity                                                     216,872           4,992,016                   26                 205
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,298,306   $      12,661,542    $         400,750   $         555,315
                                                    =================   =================    =================   =================

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------
                                                                                       BENEFITS,
                                                                                      OF DEFERRED   AMORTIZATION
                                                         NET        CLAIMS, LOSSES      POLICY          OTHER
                                        PREMIUM       INVESTMENT    AND SETTLEMENT    ACQUISITION     OPERATING       PREMIUMS
SEGMENT                               REVENUE (3)       INCOME       EXPENSES (5)        COSTS        EXPENSES      WRITTEN (4)
-----------------------------------  -------------   ------------   --------------   -------------  -------------   ------------
2017:
  Life insurance                     $   2,377,588   $    528,135   $    2,251,175   $     138,543  $     875,570
  Accident and health insurance            315,053          8,348          118,924          12,987        189,918
  Annuity                                1,617,365        250,199        1,566,522          26,479        212,364
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   4,310,006   $    786,682   $    3,936,621   $     178,009  $   1,277,852   $         --
                                     =============   ============   ==============   =============  =============   ============

2016:
  Life insurance                     $   2,317,090   $    489,971   $    2,230,269   $     159,218  $     893,371
  Accident and health insurance            332,483          9,018          120,944          12,493        188,798
  Annuity                                  528,372        227,187          490,913          38,936        204,595
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   3,177,945   $    726,176   $    2,842,126   $     210,647  $   1,286,764   $         --
                                     =============   ============   ==============   =============  =============   ============

2015:
  Life insurance                     $   2,299,337   $    458,314   $    2,140,844   $     153,963  $     852,632
  Accident and health insurance            339,144          9,391          128,053          11,362        185,157
  Annuity                                  270,420        221,432          246,582          46,720        193,701
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   2,908,901   $    689,137   $    2,515,479   $     212,045  $   1,231,490   $         --
                                     =============   ============   ==============   =============  =============   ============

----------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                                                  PERCENTAGE
                                                                CEDED TO       ASSUMED FROM                        OF AMOUNT
                                               GROSS             OTHER             OTHER             NET            ASSUMED
                                              AMOUNT           COMPANIES         COMPANIES          AMOUNT          TO NET
                                          ---------------    --------------   ---------------   --------------   -------------
2017: Life insurance in force             $ 1,184,935,463    $  408,503,764   $       765,227   $  777,196,926             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,491,277    $      624,487   $         4,742   $    1,871,532             0.3%
        Accident and health insurance             403,337            90,415             2,131          315,053             0.7%
        Annuity                                 1,374,648                --                --        1,374,648             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     4,269,262    $      714,902   $         6,873   $    3,561,233             0.2%
                                          ===============    ==============   ===============   ==============

2016: Life insurance in force             $ 1,177,857,816    $  424,182,718   $       790,568   $  754,465,666             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,444,925    $      623,740   $         5,268   $    1,826,453             0.3%
        Accident and health insurance             410,491            80,966             2,959          332,484             0.9%
        Annuity                                   312,796                --                --          312,796             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     3,168,212    $      704,706   $         8,227   $    2,471,733             0.3%
                                          ===============    ==============   ===============   ==============

2015: Life insurance in force             $ 1,150,505,390    $  346,303,049   $       838,901   $  805,041,242             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,379,144    $      569,017   $         5,889   $    1,816,016             0.3%
        Accident and health insurance             417,503            81,230             2,871          339,144             0.8%
        Annuity                                    65,307                --                --           65,307             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     2,861,954    $      650,247   $         8,760   $    2,220,467             0.4%
                                          ===============    ==============   ===============   ==============

See accompanying independent auditor's report.

                           PART C: OTHER INFORMATION

Item Number            Caption in Part C

    26.                Exhibits

    27.                Directors and Officers of the Minnesota Life Insurance
                       Company

    28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

    29.                Indemnification

    30.                Principal Underwriters

    31.                Location of Accounts and Records

    32.                Management Services

    33.                Fee Representation

                           PART C: OTHER INFORMATION

Item 26.   Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27.   Directors and Officers of the Minnesota Life Insurance Company


Name and Principal                     Position and Offices
Business Address                       with Minnesota Life
----------------                       -------------------
Erich J. Axmacher                      Senior Counsel and Chief Privacy Officer
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Barbara A. Baumann                     Vice President, Service and Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle                       Second Vice President - Law
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                       Director
1823 Park Avenue
Mahtomedi, MN 55115

John W. Castro                         Director
898 Glouchester Street
Boca Raton, FL 33487-3212

Gary R. Christensen                    Director, Attorney-in-Fact, Senior Vice
Minnesota Life Insurance Company       President, General Counsel and Secretary
400 Robert Street North
St. Paul, MN 55101

Susan L. Ebertz                        Vice President - Enterprise Benefits
Minnesota Life Insurance Company       Distribution
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                        Senior Vice President - Individual
Minnesota Life Insurance Company       Market
400 Robert Street North
St. Paul, MN 55101

Benjamin G.S. Fowke III                Director
Chairman, President and Chief
Executive Officer
Xcel Energy, Inc.
414 Nicollet Mall, 401-9
Minneapolis, MN 55401

Craig J. Frisvold                      Vice President - ILAD Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Sara H. Gavin                          Director
President, North America Weber
Shandwick
510 Marquette Avenue
13F
Minneapolis, MN 55402

Eric B. Goodman                        Director
101 North 7th Street
Suite 202
Louisville, KY 40202


Christopher M. Hilger                  Director, Chairman of the Board, President
Minnesota Life Insurance Company       and Chief Executive Officer
400 Robert Street North
St. Paul, MN 55101

John H. Hooley                         Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Suzette L. Huovinen                    Vice President, Chief Actuary and
Minnesota Life Insurance Company       Chief Risk Officer
400 Robert Street North
St. Paul, MN 55101

Daniel H. Kruse                        Vice President and Actuary - ILAD
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                       Senior Vice President, Treasurer and
Minnesota Life Insurance Company       Controller
400 Robert Street North
St. Paul, MN 55101

Andrea L. Mack                         Second Vice President, Individual
Minnesota Life Insurance Company       Product Solutions Group
400 Robert Street North
St. Paul, MN 55101

Susan M. Munson-Regala                 Second Vice President and Actuary -
Minnesota Life Insurance Company       Group Insurance
400 Robert Street North
St. Paul, MN 55101

Kathleen L. Pinkett                    Senior Vice President - HR and
Minnesota Life Insurance Company       Corporate Services
400 Robert Street North
St. Paul, MN 55101

Daniel P. Preiner                      Second Vice President - Corporate
Minnesota Life Insurance Company       Compliance Officer and Chief
400 Robert Street North                Information Security Officer
St. Paul, MN 55101

Trudy A. Rautio                        Director
5000 France Avenue
South #23
Edina, MN 55410-2060

Robert L. Senkler                      Director
557 Portsmouth Court
Naples, FL 34110

Bruce P. Shay                               Director and Executive Vice
Minnesota Life Insurance Company            President
400 Robert Street North
St. Paul, MN 55101

Kevin F. Warren                             Director
Chief Operating Officer, Vice
President of Operations
Minnesota Vikings Football, LLC
2600 Vikings Circle
Eagan, MN 55121

John A. Yaggy                               Second Vice President and
Minnesota Life Insurance Company            Assistant Controller
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                           Director, Executive Vice President
Minnesota Life Insurance Company            and Chief Financial Officer
400 Robert Street North
St. Paul, MN 55101


Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

       Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

       Securian Financial Group, Inc. (Delaware)
       Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

       Minnesota Life Insurance Company
       Securian Ventures, Inc.
       Securian Asset Management, Inc.
       Securian Financial Services, Inc.
       Securian Casualty Company
       Ochs, Inc.
       Lowertown Capital, LLC (Delaware)
       Securian Holding Company Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

       Allied Solutions, LLC (Indiana)
       Securian Life Insurance Company
       American Modern Life Insurance Company (Ohio)
       Marketview Properties, LLC
       Marketview Properties II, LLC
       Marketview Properties III, LLC
       Marketview Properties IV, LLC
       Oakleaf Service Corporation
       Securian AAM Holdings, LLC (Delaware)

Majority-owned Subsidiary of Securian AAM Holdings, LLC:

       Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of American Modern Life Insurance Company:

       Southern Pioneer Life Insurance Company (Arkansas)

Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):

       Securian Canada, Inc. (British Columbia, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

       Securian Funds Trust

Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):

       Canadian Premier Life Insurance Company (Ontario, Canada)
       CRI Canada Ltd. (British Columbia, Canada)
       Legacy General Insurance Company (Ontario, Canada)
       Selient, Inc. (Ontario, Canada)

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

       CRI Securities, LLC

Majority-owned subsidiary of Securian Financial Group, Inc.:

       Securian Trust Company, N.A.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29.  Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

              (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

                 Variable Fund D
                 Variable Annuity Account
                 Minnesota Life Variable Life Account
                 Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
                 Securian Life Variable Universal Life Account

              (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

Name and Principal                 Positions and Offices
Business Address                   with Underwriter
------------------                 ---------------------

George I. Connolly                 President, Chief Executive Officer
Securian Financial Services, Inc.  and Director
400 Robert Street North
St. Paul, MN 55101

Gary R. Christensen                Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Name and Principal                        Positions and Offices
Business Address                          with Underwriter
------------------                        ---------------------

Warren J. Zaccaro                         Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Jeffrey D. McGrath                        Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Kimberly K. Carpenter                     Senior Vice President, Chief
Securian Financial Services, Inc.         Compliance Officer and Anti-Money
400 Robert Street North                   Laundering Compliance Officer
St. Paul, MN 55101

Kjirsten G. Zellmer                       Vice President - Strategy and
Securian Financial Services, Inc.         Business Operations
400 Robert Street North
St. Paul, MN 55101

              (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

       Name of        Net Underwriting Compensation on
      Principal        Discounts and    Redemption or   Brokerage     Other
     Underwriter        Commissions     Annuitization  Commissions Compensation
     -----------      ---------------- --------------- ----------- ------------
 Securian Financial
   Services, Inc.        $8,414,529          --            --           --

Item 31.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32.  Management Services

None.

Item 33.  Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 33-3233, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul, and State of Minnesota, on the 9th day of October, 2018.


                                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                                 (Registrant)

                                      By:  MINNESOTA LIFE INSURANCE COMPANY
                                                     (Depositor)

                                      By    /s/ Christopher M. Hilger
                                           -------------------------------------
                                                  Christopher M. Hilger
                                           Chairman of the Board, President and
                                                  Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul, and State of Minnesota, on the 9th day of October, 2018.


                                       MINNESOTA LIFE INSURANCE COMPANY
                                                  (Depositor)

                                       By  /s/ Christopher M. Hilger
                                           -------------------------------------
                                                  Christopher M. Hilger
                                           Chairman of the Board, President and
                                                  Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


        Signature            Title                      Date
        ---------            -----                      ----

                             Chairman of the Board,     October 9, 2018
/s/ Christopher M. Hilger      President and
---------------------------    Chief Executive Officer
Christopher M. Hilger

*                            Director
---------------------------
Robert L. Senkler

*                            Director
---------------------------
Mary K. Brainerd

*                            Director
---------------------------
John W. Castro

*                                 Director
--------------------------------
Gary R. Christensen

                                  Director
--------------------------------
Sara H. Gavin

*                                 Director
--------------------------------
Eric B. Goodman

*                                 Director
--------------------------------
John H. Hooley

       Signature            Title                             Date
       ---------            -----                             ----

*                           Director
--------------------------
Trudy A. Rautio

*                           Director
--------------------------
Bruce P. Shay

*                           Director
--------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro       Executive Vice President and      October 9, 2018
--------------------------    Chief Financial Officer
Warren J. Zaccaro             (chief financial officer)


/s/ Warren J. Zaccaro       Executive Vice President and      October 9, 2018
--------------------------    Chief Financial Officer
Warren J. Zaccaro             (chief accounting officer)

/s/ David J. LePlavy                                          October 9, 2018
--------------------------  Senior Vice President, Treasurer
David J. LePlavy              and Controller (treasurer)


/s/ Gary R. Christensen     Director, Attorney-in-Fact,       October 9, 2018
--------------------------    Senior Vice President, General
Gary R. Christensen           Counsel and Secretary


* Pursuant to power of attorney dated October 16, 2017, a copy of which is filed herewith.

                                 EXHIBIT INDEX

 Exhibit Number  Description of Exhibit
 --------------  -------------------------------------------------------------
 26(a) Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated October 21, 1985, previously filed as Exhibit 26(a) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

 26(b)           Not Applicable.

 26(c)(1) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

 26(c)(2)        Agent and General Agent Sales Agreements, previously filed as
                 Exhibit 27(c)(3) to Minnesota Life Variable Life Account's Form N-6, File Number 333-109853, Post-Effective Amendment Number 1, on April 23, 2004, is hereby incorporated by reference.

 26(c)(3)        Combined with the Exhibit listed under 27(c)(3) above.

 26(d)(1) Variable Adjustable Life Insurance Policy, form 86-660, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

 26(d)(2) Variable Adjustable Life Insurance Policy, form 87-670, previously filed as Exhibit A(5)(b) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

 26(d)(3) Variable Adjustable Life Insurance Policy, form 90-670, previously filed as Exhibit A(5)(c) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

 26(d)(4) Variable Adjustable Life Insurance Policy, form MHC-98-670, previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

 26(d)(5) Guaranteed Principal Account Agreement, form 90-930, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

 26(d)(6) Family Term Agreement-Children, form MHC-86-904, previously filed as Exhibit A(5)(f) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

 26(d)(7) Exchange of Insureds Agreement, form MHC-86-914, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

 26(d)(8) Face Amount Increase Agreement, form MHC-86-915, previously filed as Exhibit A(5)(h) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

 26(d)(9) Cost of Living Increase Agreement, form MHC-86-916, previously filed as Exhibit A(5)(i) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

 26(d)(10)       Waiver of Premium Agreement, form MHC-86-917, previously
                 filed as Exhibit A(5)(j) to Registrant's Form S-6, File

           Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(11)  Survivorship Life Agreement, form MHC-90-929, previously filed as
           Exhibit A(5)(k) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(12)  Accelerated Benefit Agreement, form MHC-92-931, previously filed as
           Exhibit A(5)(l) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(13)  Short Term Agreement, form MHC-E324.1 10-1998, previously filed as
           Exhibit A(5)(m) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(14)  Policy Enhancement Agreement, form MHC-95-941, previously filed as
           Exhibit A(5)(n) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(15)  Protection Option Amendment, form MHC-98-945, previously filed as
           Exhibit A(5)(o) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(16)  Variable Early Value Agreement, form MHC-98-940, previously filed as Exhibit A(5)(p) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(17)  Extended Maturity Agreement, form 05-907, previously filed as
           Exhibit 26(d)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post Effective Amendment Number 8, on April 21, 2006, is hereby incorporated by reference.

26(e)(1) Application Part 1 - New Issue, form ICC16-59410 1-2016, previously filed on April 25, 2017 as exhibit 26(e)(1) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(2) Application Part 3 - New Issue - Agreement and Authorization, form ICC16-59536 12-2015, previously filed on April 25, 2017 as exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(3) Policy Change Application Part 3 (Underwriting) - Agreements and Authorizations, form ICC17-59534 4-2017, previously filed on April 26, 2018 as exhibit 26(e)(3) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 12, is hereby incorporated by reference.

26(e)(4) Policy Change Application - No Underwriting Required, form ICC16-59537 6-2016, previously filed on April 25, 2017 as exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(5) Policy Change Application Part 1 - Underwriting Required, form ICC16-59538 1-2016, previously filed on April 25, 2017 as exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

26(e)(6) Application Part 2, form F59572 Rev 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(6) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6, is hereby incorporated by reference.

 26(e)(7) Application Part 2, form F59573 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(7) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 6, is hereby incorporated by reference.

 26(e)(8) Application Part 2, form ICC 12-59573-T1-2012, previously filed as exhibit 26(e)(8) to Minnesota Life Variable Life Account's to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

 26(e)(9)   Variable Adjustable Life Allocation Options, form F72225
            Rev 10-2017, previously filed on April 26, 2018 as
            Exhibit 26(e)(9) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 41, is hereby incorporated by reference.

 26(e)(10)  Application 1A, New Issue (eApp), form ICC16-72540 7-2016, previously filed on April 25, 2017 as Exhibit 26(e)(8) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.

 26(e)(11)  Application 1B, New Issue (eApp), form ICC16-72541 7-2016, previously filed on April 25, 2017 as Exhibit 26(e)(9) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.

 26(e)(12)  Proposed Insured Juvenile Information for Ages 0-17, form
            ICC16-84732 7-2016, previously filed on April 25, 2017 as Exhibit 26(e)(10) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999 is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(g) Reinsurance Contract, previously filed as Exhibit 27(g) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(1)(i)    Participation Agreement among Securian Funds Trust, Advantus
               Capital Management, Inc. and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(1)(i) to Minnesota Life
               Variable Life Account's Form N-6, File Number 33-3233,
               Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(1)(ii)   Shareholder Information Agreement between Securian Funds Trust and Minnesota Life Insurance Company previously filed as
               Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's
               Form N-6, File Number 33-3233, Post-Effective Amendment Number
               32, on April 27, 2012, is hereby incorporated by reference.

26(h)(2)(i)    Fund Participation Agreement between Janus Aspen Series, Janus
               Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota Life
               Variable Universal Life Account's Form N-6, File Number
               33-85496, Post-Effective Amendment Number 10, on February 27,
               2003, is hereby incorporated by reference.

26(h)(2)(ii)   Addendum Dated May 1, 2000 to Fund Participation Agreement
               between Janus Aspen Series, Janus Distributors, Inc. and
               Minnesota Life Insurance Company, previously filed as Exhibit
               27(h)(2)(ii) to Minnesota Life Variable Universal Life
               Account's Form N-6, File Number 33-85496, Post-Effective
               Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iii)  Amendment to Fund Participation Agreement between Janus Aspen
               Series, Janus Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iv)   Amendment Dated December 1, 2002 to Fund Participation
               Agreement between Janus Aspen Series, Janus Distributors, Inc.
               and Minnesota Life Insurance Company, previously filed as
               Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life
               Account's Form N-6, File Number 33-85496, Post-Effective
               Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(v)    Amendment Dated March 1, 2004 to Fund Participation Agreement
               between Janus Aspen Series, Janus Distributors LLC and
               Minnesota Life Insurance Company, filed on April 22, 2005 as
               Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life
               Account's Form N-6, File Number 33-85496, Post-Effective
               Amendment Number 14, is hereby incorporated by reference.

26(h)(2)(vi)   Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and
               Minnesota Life Insurance Company, previously filed as Exhibit
               26(h)(2)(vi) to Minnesota Life Variable Life Account's Form
               N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

 26(h)(2)(vii)   Amendment Number Two to the Fund Participation Agreement
                 between Janus Aspen Series, Janus Distributors LLC and
                 Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form
                 N-4, File Number 333-136242, Pre-Effective Amendment Number
                 2, is hereby incorporated by reference.

 26(h)(2)(viii)  Rule 22c-2 Shareholder Information Agreement between Janus
                 Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

 26(h)(2)(ix)    Amendment Number Seven to the Fund Participation Agreement
                 between Janus Aspen Series, Janus Distributors LLC and
                 Minnesota Life Insurance Company, previously filed on
                 October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable
                 Annuity Account's Form N-4, File Number 333-136242,
                 Post-Effective Amendment Number 3, is hereby incorporated by reference.

 26(h)(2)(x)     Amendment Number Eight to the Fund Participation Agreement
                 between Janus Aspen Series, Janus Distributors LLC and
                 Minnesota Life Insurance Company, previously filed on
                 April 27, 2015 as Exhibit 26(h)(2)(x) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-3233, Post-
                 Effective Amendment Number 36, is hereby incorporated by reference.

 26(h)(3)(i)     Amended and Restated Participation Agreement among Variable
                 Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number
                 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

 26(h)(3)(ii)    First Amendment to Amended and Restated Participation
                 Agreement among Minnesota Life Insurance Company, Fidelity
                 Distributors Corporation, Variable Insurance Products Fund,
                 Variable Insurance Products Fund II, Variable Insurance
                 Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life
                 Account's Form N-6, File Number 333-144604, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

 26(h)(4)(i)     Fund Shareholder Services Agreement between Minnesota Life
                 Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Accounts
                 Form N-4, File Number 811-4294, Post-Effectiive Amendment
                 Number 193, on July 20, 2012, is hereby incorporated by reference.

 26(h)(5)(i)     Participation Agreement among Oppenheimer Variable Account
                 Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                 Company, previously filed as Exhibit 24(c)(8)(x) to Variable
                 Annuity Account's Form N-4, File Number 333-91784,
                 Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

 26(h)(5)(ii)    Amendment No. 1 to the Participation Agreement among
                 Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                 and Minnesota Life Insurance Company, previously filed as
                 Exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form
                 N-4, File Number 333-91784, Post-Effective Amendment Number
                 2, on April 29, 2003, is hereby incorporated by reference.

 26(h)(5)(iii)   Amendment No. 2 to the Participation Agreement among
                 Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                 and Minnesota Life Insurance Company, previously filed as
                 Exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form
                 N-4, File Number 333-91784, Post-Effective Amendment Number
                 2, on April 29, 2003, is hereby incorporated by reference.

 26(h)(5)(iv)  Amendment No. 3 to the Participation Agreement among
               Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

 26(h)(5)(v)   Amendment No. 4 to Participation Agreement among Oppenheimer
               Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
               Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number
               33-64395, Post-Effective Amendment Number 13, on April 21,
               2006, is hereby incorporated by reference.

26(h)(5)(vi)     Amendment No. 5 to Participation Agreement among Oppenheimer
                 Variable Accounts Funds, Oppenheimer Funds, Inc. and
                 Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form
                 N-4, File Number 333-136242, Pre-Effective Amendment Number
                 2, is hereby incorporated by reference.

26(h)(5)(vi)(i)  Amendment No. 6 to Participation Agreement among Oppenheimer
                 Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(5)(vii)    Shareholder Information Agreement Under Rule 22c-2 of the
                 Investment Company Act of 1940 among OppenheimerFunds
                 Services, OppenheimerFunds Distributor, Inc. and Minnesota
                 Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form
                 N-4, File Number 333-140230, Pre-Effective Amendment Number
                 1, is hereby incorporated by reference.

26(h)(5)(viii)   Amendment No. 7 to Participation Agreement by and among
                 Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                 and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit
                 24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4, File
                 Number 333-91784, Post-Effective Amendment Numbers 26 and
                 171, is hereby incorporated by reference.

26(h)(5)(ix)     Amendment No. 8 to Participation Agreement by and among
                 Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                 and Minnesota Life Insurance Company, previously filed on April 25, 2014 as exhibit 26(h)(5)(ix) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-3233,
                 Post-Effective Amendment Number 35, is hereby incorporated by reference.

26(h)(5)(x)      Amendment No. 9 to Participation Agreement by and among
                 Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                 and Minnesota Life Insurance Company, previously filed on April 25, 2014 as exhibit 26(h)(5)(x) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-3233,
                 Post-Effective Amendment Number 35, is hereby incorporated by reference.

26(h)(6)(i)      Participation Agreement among Panorama Series Fund, Inc.,
                 OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
                 Account's Form N-4, File Number 333-91784, Post-Effective
                 Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(ii)     Amendment No. 1 to the Participation Agreement among Panorama
                 Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                 Insurance Company, previously filed as Exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number
                 333-91784, Post-Effective Amendment Number 2, on April 29,
                 2003, is hereby incorporated by reference.

26(h)(6)(iii)    Amendment No. 2 to the Participation Agreement among Panorama
                 Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                 Insurance Company, previously filed as Exhibit
                 24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File
                 Number 333-91784, Post-Effective Amendment Number 2, on
                 April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iv)     Amendment No. 3 to Participation Agreement among Panorama
                 Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                 Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File
                 Number 33-3233, Post-Effective Amendment Number 23, on
                 April 26, 2005, is hereby incorporated by reference.

26(h)(6)(v)      Amendment No. 4 to Participation Agreement among Panorama
                 Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                 Insurance Company, previously filed as Exhibit 26(h)(8)(v) to

                Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

 26(h)(6)(vi)   Amendment No. 5 to Participation Agreement among Panorama
                Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota Life
                Insurance Company filed on December 20, 2006 as exhibit
                24(c)(l)(v) to Variable Annuity Account's Form N-4, File
                Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

 26(h)(6)(vii)  Amendment No. 6 to Participation Agreement among Panorama
                Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company dated December 12, 2012, previously filed as
                Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

 26(h)(7)(i)    Participation Agreement among Putnam Variable Trust, Putnam
                Retail Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z) to Variable Annuity
                Account's Form N-4, File Number 333-91784, Post-Effective
                Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

 26(h)(7)(ii)   Schedule A as amended May 1, 2003 to the Participation
                Agreement among Putnam Variable Trust, Putnam Retail
                Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z)(i) to Variable Annuity
                Account's Form N-4, File Number 333-91784, Post-

                Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

 26(h)(7)(iii)  Amendment No. 1 to Participation Agreement among Putnam
                Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

 26(h)(7)(iv)   Rule 22c-2 Agreement among Putnam Fiduciary Trust Company,
                Putnam Retail Management Limited Partnership and Minnesota
                Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4,
                File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

 26(h)(7)(v)    Amendment No. 2 to the Participation Agreement among Putnam
                Variable Trust, Putnam Retail Management, L.P. and Minnesota
                Life Insurance Company, previously filed on December 15, 2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form
                N-4, File Number 333-91784, Post-Effective Amendment Number
                17, is hereby incorporated by reference.

 26(h)(7)(vi)   Third Amendment to Supplement to Participation Agreement among
                Putnam Variable Trust, Putnam Retail Management Limited
                Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable
                Annuity Account's Form N-4, File Number 333-91784,
                Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

 26(h)(7)(vii)  Fourth Amendment to Participation Agreement among Putnam
                Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24(b)8(h)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

 26(h)(8)(i)    Participation Agreement by and among AIM Variable Insurance
                Funds, AIM Distributors, Inc. and Minnesota Life Insurance
                Company, previously filed as Exhibit 27(h)(10)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

 26(h)(8)(ii)   Schedule A as amended May 1, 2003 to the Participation
                Agreement among AIM Variable Insurance Funds, AIM
                Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(10)(ii) to Registrant's Form
                N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

 26(h)(8)(iii)  Amendment No. 1 to the Participation Agreement dated March 4,
                2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

 26(h)(8)(iv)   Amendment No. 2 to the Participation Agreement dated March 2,
                2002, by and among AIM Variable Insurance Funds, AIM
                Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life
                Variable Life Account's Form N-6, File Number 33-64395,
                Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

 26(h)(8)(v)    Amendment No. 3 to Participation Agreement by and among AIM
                Variable Insurance Funds, AIM Distributors, Inc. and Minnesota
                Life Insurance Company filed on December 20, 2006 as exhibit

                24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(vi)    Intermediary Agreement Regarding Compliance with SEC Rule
                22c-2 between AIM Investment Services, Inc. and Minnesota Life
                Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4,
                File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(8)(vii)   Amendment No. 4 to Participation Agreement by and among AIM
                Variable Insurance Funds, A I M Distributors, Inc., Minnesota
                Life Insurance Company and Securian Financial Services, Inc.
                effective April 30, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity Account's Form N-4,
                File Number 333-91784, Post-Effective Amendment Numbers 26 and
                171, is hereby incorporated by reference.

26(h)(8)(viii)  Administrative Services Agreement between Invesco Advisers,
                Inc. and Minnesota Life Insurance Company dated October 1, 2016, previously filed on November 8, 2016 as Exhibit 24(8)(i)(1) to Variable Annuity Account's Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(9)(i)     Shareholder Services Agreement among American Century
                Investment Services, Inc. and Minnesota Life Insurance
                Company, previously filed as Exhibit 27(h)(11) to Registrant's
                Form N-6, File Number 333-96383, Post-Effective Amendment
                Number 4, on April 30, 2003, is hereby incorporated by reference.

 26(h)(9)(ii)    Amendment No. 1 to Shareholder Services Agreement between
                 Minnesota Life Insurance Company and American Century
                 Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                 Number 33-64395, Post-Effective Amendment Number 13, on
                 April 21, 2006, is hereby incorporated by reference.

 26(h)(9)(iii)   Shareholder Information Agreement between American Century
                 Investment Services, Inc. and Minnesota Life Insurance
                 Company previously filed on September 6, 2007 as exhibit
                 24(c)(8)(t) to Variable Annuity Account's Form N-4, File
                 Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

 26(h)(9)(iv)    Amendment No. 2 to Shareholder Services Agreement between
                 Minnesota Life Insurance Company and American Century
                 Investment Services, Inc., previously filed on October 4,
                 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's
                 Form N-4, File Number 333-136242, Post-Effective Amendment
                 Number 3, is hereby incorporated by reference.

 26(h)(9)(v)     Amendment No. 3 to Shareholder Services Agreement between
                 Minnesota Life Insurance Company and American Century
                 Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(v) to Minnesota Life Variable Life
                 Account's Form N-6, File Number 33-3233, Post-Effective
                 Amendment Number 36, is hereby incorporated by reference.

 26(h)(9)(vi)    Amendment No. 4 to Shareholder Services Agreement between
                 Minnesota Life Insurance Company and American Century
                 Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life
                 Account's Form N-6, File Number 33-3233, Post-Effective
                 Amendment Number 36, is hereby incorporated by reference.

 26(h)(10)(i)    Not applicable.

 26(h)(10)(ii)   Not applicable.

 26(h)(11)(i)    Participation Agreement among MFS Variable Insurance Trust,
                 Massachusetts Financial Services Company and Minnesota Life
                 Insurance Company, previously filed as Exhibit 27(h)(13)(i) to Registrant's Form N-6, File Number 333-96383,
                 Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

 26(h)(11)(ii)   Amendment No. 1 to the Participation Agreement among MFS
                 Variable Insurance Trust, Massachusetts Financial Services
                 Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(ii) to Registrant's Form N-6, File
                 Number 333-96383, Post-Effective Amendment Number 4, on
                 April 30, 2003, is hereby incorporated by reference.

 26(h)(11)(iii)  Amendment No. 2 to the Participation Agreement among MFS
                 Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(iii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

 26(h)(11)(iv)   Amendment No. 3 to Participation Agreement among MFS Variable
                 Insurance Trust, Massachusetts Financial Services Company and
                 Minnesota Life Insurance Company, previously filed as Exhibit
                 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form
                 N-6, File Number 33-64395, Post-Effective Amendment Number
                 13, on April 21, 2006, is hereby incorporated by reference.

 26(h)(11)(v)    Amendment No. 4 to Participation Agreement among MFS Variable
                 Insurance Trust, Massachusetts Financial Services Company and
                 Minnesota Life Insurance Company, previously filed as Exhibit
                 26(h)(13)(v) to Minnesota Life Variable Life Account's Form
                 N-6, File Number 33-64395, Post-Effective Amendment Number
                 13, on April 21, 2006, is hereby incorporated by reference.

 26(h)(11)(vi)   Letter dated December 7, 2005 amending Participation
                 Agreement among MFS Variable Insurance Trust, Massachusetts
                 Financial

                 Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

 26(h)(11)(vii)  Amendment No. 5 to Participation Agreement among MFS Variable
                 Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-

                 4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(11)(viii)  Rule 22c-2 Shareholder Information Agreement between MFS Fund
                 Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(11)(ix)    Fee letter dated September 1, 2010 referencing the
                 Participation Agreement by and among the MFS Variable
                 Insurance Trust, Minnesota Life Insurance and Massachusetts
                 Financial Services Company previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account's
                 Form N-4, File Number 333-91784, Post-Effective Amendment
                 Numbers 26 and 171, is hereby incorporated by reference.

26(h)(11)(x)     Amendment No. 6 to Participation Agreement by and among MFS
                 Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective
                 September 1, 2010 previously filed on April 25, 2011 as
                 exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's Form
                 N-4, File Number 333-91784, Post-Effective Amendment Numbers
                 26 and 171, is hereby incorporated by reference.

26(h)(11)(xi)    Amendment No. 7 to Participation Agreement by and among MFS
                 Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota
                 Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(11)(xii)   Amendment No. 8 to Participation Agreement by and among MFS
                 Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota
                 Life Individual Variable Universal Life Account's Form N-6,
                 File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(11)(xiii)  Amendment No. 9 to Participation Agreement by and among MFS
                 Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as exhibit 24(b)(8)(k)(xii) to Variable Annuity Account's Form N-4, File Number 333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.

26(h)(11)(xiv)   Amendment No. 10 to Participation Agreement by and among MFS
                 Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on November 8, 2017 as exhibit 24(b)(8)(k)(xiii) to Variable Annuity Account's Form N-4, File Number 333-212515,
                 Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.

26(h)(12)(i)     Participation Agreement as of May 1, 2000 between Franklin
                 Templeton Variable Insurance Products Trust, Franklin
                 Templeton Distributors, Inc. and Minnesota Life Insurance
                 Company, previously filed as Exhibit 27(h)(14)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                 Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(ii)    Amendment to Participation Agreement as of May 1, 2000
                 between Franklin Templeton Variable Insurance Products Trust,
                 Franklin Templeton Distributors, Inc. and Minnesota Life
                 Insurance Company, previously filed as Exhibit 27(h)(14)(ii) to Registrant's Form N-6, File Number 333-96383,
                 Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iii)   Amendment No. 2 to Participation Agreement between Franklin
                 Templeton Variable Insurance Products Trust, Franklin
                 Templeton Distributors, Inc. and Minnesota Life Insurance
                 Company, previously filed as Exhibit 27(h)(14)(iii) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                 Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iv)    Amendment No. 3 to Participation Agreement by and among
                 Franklin Templeton Variable Insurance Products Trust,
                 Franklin Templeton Distributors, Inc., Minnesota Life
                 Insurance Company and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-3233,
                 Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(12)(v)     Amendment No. 4 to Participation Agreement among Franklin
                 Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., Minnesota Life
                 Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-64395,
                 Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(12)(vi)    Amendment No. 5 to Participation Agreement among Franklin
                 Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., and Minnesota Life
                 Insurance Company filed on December 20, 2006 as exhibit
                 24(c)(q)(v) to Variable Annuity Account's Form N-4, File
                 Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(12)(vii)   Rule 22c-2 Agreement between Franklin Templeton Distributors,
                 Inc. and Minnesota Life Insurance Company previously filed on
                 September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity
                 Account's Form N-4, File Number 333-140230, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

26(h)(12)(viii)  Amendment No. 6 to Participation Agreement among Franklin
                 Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                 Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(12)(ix)    Amendment to Participation Agreement by and among Franklin
                 Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc. Minnesota Life
                 Insurance Company and Securian Financial Services, Inc.
                 effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to Variable Annuity Account's
                 Form N-4, File Number 333-91784, Post-Effective Amendment
                 Numbers 26 and 171, is hereby incorporated by reference.

26(h)(12)(x)     Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., Minnesota Life
                 Insurance Company, and Securian Financial Services, Inc.
                 previously filed as Exhibit 26(h)(12)(x) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-3233, Post-
                 Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(12)(xi)    Participation Agreement Addendum dated May 1, 2012 among
                 Franklin Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., Minnesota Life
                 Insurance Company, and Securian Financial Services, Inc.
                 previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-3233, Post-
                 Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(12)(xii)   Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., Minnesota Life
                 Insurance Company, and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-3233, Post-
                 Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.

26(h)(12)(xiii)  Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24, 2013, is hereby incorporated by reference.

 26(h)(13)(i)  Participation Agreement as of September 29, 2003 between
               Minnesota Life Insurance Company and Waddell & Reed, Inc. previously filed as Exhibit 27(h)(15) to Minnesota Life

                 Variable Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, on February 19, 2004, is hereby incorporated by reference.

 26(h)(13)(ii)   Amendment Number One to the Target Funds Participation
                 Agreement among Minnesota Life Insurance Company, Waddell &
                 Reed, Inc. and W&R Target Funds, Inc., previously filed as
                 Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                 Account's Form N-6, File Number 33-64395, Post-Effective
                 Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

 26(h)(13)(iii)  Shareholder Information Agreement among Ivy Funds
                 Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

 26(h)(13)(iv)   Second Amendment to the Target Funds Participation Agreement
                 among Minnesota Life Insurance Company, Waddell & Reed, Inc.
                 and W&R Target Funds, Inc. previously filed as Exhibit
                 24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File
                 Number 333-136242, Post-Effective Amendment Number 6, on
                 February 27, 2009, is hereby incorporated by reference.

 26(h)(13)(v)    Third Amendment to Target Funds Participation Agreement among
                 Waddell & Reed, Inc., Ivy Funds Variable Insurance
                 Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784,
                 Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

 26(h)(13)(vi)   Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                 Participation Agreement (Excludes Products Sold Through W&R
                 Distribution System) among Minnesota Life Insurance Company,
                 Waddell & Reed, Inc., and Ivy Funds Variable Insurance
                 Portfolios, previously filed on April 25, 2014 as exhibit
                 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form
                 N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.

 26(h)(14)(i)    Amendment No. 1 to Shareholder Services Agreement between
                 Minnesota Life Insurance Company and American Century
                 Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                 Number 33-64395, Post-Effective Amendment Number 13, on
                 April 21, 2006, is hereby incorporated by reference.

 26(h)(14)(ii)   Amendment No. 2 to Shareholder Services Agreement between
                 Minnesota Life Insurance Company and American Century
                 Investment Services, Inc. , previously filed on October 4,
                 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's
                 Form N-4, File Number 333-136242, Post-Effective Amendment
                 Number 3, is hereby incorporated by reference.

 26(h)(15)(i)    Participation Agreement among Van Kampen Life Investment
                 Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                 Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity
                 Account's Form N-4, File Number 333-91784, Post-Effective
                 Amendment Number 2, is hereby incorporated by reference.

 26(h)(15)(ii)   Amendment Number one to the Agreement between Van Kampen
                 Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable
                 Annuity Account's Form N-4, File Number 333-136242,
                 Pre-Effective Amendment Number 2, is hereby incorporated by reference.

 26(h)(15)(iii)  Amendment Number Two to Participation Agreement among
                 Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(n)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is
               hereby incorporated by reference.

26(h)(16)(i)   Van Kampen Life Investment Trust Shareholder Information
               Agreement among Van Kampen Funds Inc., Van Kampen Life
               Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230,
               Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(17)(i)   Agreement among The Universal Institutional Funds, Inc., Morgan
               Stanley Distribution, Inc., Morgan Stanley Investment
               Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242,
               Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(17)(ii)  Amendment Number One to Participation Agreement among Minnesota
               Life Insurance Company, The Universal Institutional

                 Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is hereby incorporated by reference.

 26(h)(17)(iii)  Second Amendment to Participation Agreement among Minnesota
                 Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2105 as exhibit 24(b)8(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

 26(h)(17)(iv)   Third Amendment to Participation Agreement among Minnesota
                 Life Insurance Company, The Universal Institutional Funds,
                 Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley
                 Investment Management Inc., previously filed on April 27,
                 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity Account's
                 Form N-4, File Number 333-182763, Post-Effective Amendment
                 Numbers 10 and 246, is hereby incorporated by reference.

 26(h)(18)(i)    Fund Participation Agreement among Minnesota Life Insurance
                 Company, Financial Investors Variable Insurance Trust, Alps
                 Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                 Account's Form N-4, File Number 333-136242, Post-Effective
                 Amendment Number 3, is hereby incorporated by reference.

 26(h)(18)(ii)   Amendment Number One to the Participation Agreement among
                 Minnesota Life Insurance Company, Financial Investors
                 Variable Insurance Trust, ALPS Advisers, Inc. and ALPS
                 Distributors, Inc. filed on February 25, 2010 as exhibit
                 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File
                 Number 333-136242, Post-Effective Amendment Numbers 11 and
                 161, is hereby incorporated by reference.

 26(h)(18)(iii)  Amendment Number Two to Participation Agreement among
                 Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30 and 78, is hereby incorporated by reference.

 26(h)(18)(iv)   Amendment Number Three to Participation Agreement among
                 Minnesota Life Insurance Company, Financial Investors
                 Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                 Distributors, Inc, previously filed on April 25, 2014 as
                 exhibit 26(h)(18) (iv) to Minnesota Life Variable Life
                 Account's Form N-6, File Number 33-3233, Post-Effective
                 Amendment Number 35, is hereby incorporated by reference.

 26(h)(18)(v)    Amendment Number Four to Participation Agreement among
                 Minnesota Life Insurance Company, Financial Investors
                 Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                 Distributors, Inc, previously filed on April 25, 2014 as
                 exhibit 26(h)(18)(v) to Minnesota Life Variable Life
                 Account's Form N-6, File Number 33-3233, Post-Effective
                 Amendment Number 35, is hereby incorporated by reference.

 26(h)(18)(vi)   Amendment Number Five to Participation Agreement among
                 Minnesota Life Insurance Company, Financial Investors
                 Variable Insurance Trust, ALPS Advisors, Inc. and ALPS
                 Distributors, Inc, previously filed on April 25, 2014 as
                 exhibit 26(h)(18) (vi) to Minnesota Life Variable Life
                 Account's Form N-6, File Number 33-3233, Post-Effective
                 Amendment Number 35, is hereby incorporated by reference.

 26(h)(19)(i)    Fund Participation Agreement among Neuberger Berman Advisers
                 Management Trust, Neuberger Berman Management Inc. and
                 Minnesota Life Insurance Company, previously filed on

                 October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

 26(h)(20)(i)    Not Applicable.

 26(h)(21)(i)    Participation Agreement among Minnesota Life Insurance
                 Company, Securian Financial Services, Inc., and
                 AllianceBernstein Investments, Inc. , previously filed on
                 October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                 Account's Form N-4, File Number 333-136242, Post-Effective
                 Amendment Number 3, is hereby incorporated by reference.

 26(h)(21)(ii)   Amendment Number One to Participation Agreement among
                 Minnesota Life Insurance Company, Securian Financial
                 Services, Inc., AllianceBernstein L.P. and AllianceBernstein
                 Investments, Inc., previously filed on April 27, 2010 as
                 exhibit 26(h)(21)(ii) to Minnesota Life Variable Life
                 Account's Form N-6, File Number 33-3233, Post-Effective
                 Amendment Numbers 30 and 78, is hereby incorporated by reference.

 26(h)(21)(iii)  Amendment Number Two to Participation Agreement among
                 Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
                 April 24, 2013, is hereby incorporated by reference.

 26(h)(22)(i)    Participation Agreement among Minnesota Life Insurance
                 Company, PIMCO Variable Insurance Trust and Allianz Global
                 Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's Form
                 N-4, File Number 333-91784, Post-Effective Amendment Numbers
                 26 and 171, is hereby incorporated by reference.

 26(h)(22)(ii)   Selling Agreement for Advisor Class Shares of PIMCO Variable
                 Insurance Trust between Allianz Global Investors Distributors
                 LLC and Minnesota Life Insurance Company previously filed on
                 April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity
                 Account's Form N-4, File Number 333-91784, Post-Effective
                 Amendment Numbers 26 and 171, is hereby incorporated by reference.

 26(h)(22)(iii)  PIMCO Services Agreement for Advisor Class Shares of PIMCO
                 Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

 26(h)(22)(iv)   Termination, New Agreements and Amendments Relating to
                 Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO
                 Investments LLC and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-3233,
                 Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

 26(h)(22)(v)    Amendment to Participation Agreement among Minnesota Life
                 Insurance Company, PIMCO Variable Insurance Trust, and PIMCO
                 Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number
                 33-3233, Post-Effective Amendment Number 34, on April 24,
                 2013, is hereby incorporated by reference.

 26(h)(22)(vi)   Amendment to Selling Agreement between Minnesota Life
                 Insurance Company, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable
                 Life Account's Form N-6, File Number 33-3233, Post-Effective
                 Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(22)(vii)   Amendment No. 1 to PIMCO Services Agreement for Advisor Class
                 Shares of PIMCO Variable Insurance Trust Effective May 1,
                 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota
                 Life Variable Life Account's Form N-6, File Number 33-3233,
                 Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(22)(viii)  Second Amendment to the Participation Agreement by and among
                 PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on
                 April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

26(h)(23)(i)     Participation Agreement by and between Goldman Sachs Variable
                 Insurance Trust, Goldman, Sachs & Co., and Minnesota Life
                 Insurance Company previously filed on April 25, 2011 as
                 exhibit 24(c)(8)(gg) to Variable Annuity Account's Form N-4,
                 File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(23)(ii)    Administrative Services Agreement between Goldman Sachs Asset
                 Management, L.P. and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity Account's Form N-4, File Number 333-91784,
                 Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(23)(iii)   Services Agreement between Goldman, Sachs & Co. and Minnesota
                 Life Insurance Company. previously filed on April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form N-4,
                 File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(23)(iv)    Amendment to Participation Agreement between Goldman Sachs
                 Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity
                 Account's Form N-4, File Number 811-4294, Post-Effective
                 Number 193, on July 20, 2012, is hereby incorporated by reference.

26(h)(23)(v)     Second Amendment to Participation Agreement among Goldman
                 Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                 Minnesota Life Insurance Company dated November 8, 2012, previously filed as Exhibit 26(h)(23)(v) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-3233,
                 Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(23)(vi)    Third Amendment to Participation Agreement among Goldman
                 Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                 Minnesota Life Insurance Company, previously filed as Exhibit
                 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form
                 N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(23)(vii)   Amendment to Administrative Services Agreement Between
                 Goldman Sachs Asset Management, L.P. and Minnesota Life
                 Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account's Form N-6, File
                 Number 33-3233, Post-Effective Amendment Number 34, on
                 April 24, 2013, is hereby incorporated by reference.

26(h)(24)(i)     Fund Participation and Service Agreement among Minnesota Life
                 Insurance Company, American Funds Distributors, Inc.,
                 American Funds Service Company, Capital Research and
                 Management Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity Account's Form N-4, File Number 333-91784,
                 Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(ii)    Business Agreement among Minnesota Life Insurance Company,
                 Securian Financial Services, Inc., American Funds

                 Distributors, Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

 26(h)(24)(iii)  American Funds Rule 22c-2 Agreement among American Funds
                 Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

 26(h)(24)(iv)   Amendment No. 1 to Fund Participation and Service Agreement
                 among Minnesota Life Insurance Company, American Funds
                 Distributors, Inc., American Funds Service Company, Capital
                 Research and Management Company, and American Funds Insurance
                 Series, previously filed on April 25, 2014 as exhibit 26(h)
                 (24)(iv) to Minnesota Life Variable Life Account's Form N-6,
                 File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.

 26(h)(24)(v)    Second Amendment to the Business Agreement by and among
                 Minnesota Life Insurance Company, Securian Financial
                 Services, Inc., American Funds Distributors, Inc., and
                 Capital Research and Management Company, previously filed on April 27, 2015 as Exhibit 26(h)(24)(v) to Minnesota Life
                 Variable Life Account's Form N-6, File Number 33-3233,
                 Post-Effective Amendment Number 36, is hereby incorporated by reference.

 26(i)(1)(i)     Investment Accounting Agreement between Securian Financial
                 Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity
                 Account's Form N-4, File Number 333-91784, Post-Effective
                 Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

 26(i)(1)(ii)    First Amendment to Investment Accounting Agreement between
                 Securian Financial Group, Inc. and State Street Bank and
                 Trust Company, previously filed on August 15, 2006 as Exhibit
                 26(i)(l)(b) to the Securian Life Variable Universal Life
                 Account's Form N-6, File Number 333-132009, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

 26(i)(2)(i)     Administration Agreement between Securian Financial Group,
                 Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(r) to Variable Annuity Account's Form
                 N-4, File Number 333-91784, Post-Effective Amendment Number
                 1, on February 25, 2003, is hereby incorporated by reference.

 26(i)(2)(ii)    First Amendment to Administration Agreement between Securian
                 Financial Group, Inc. and State Street Bank and Trust
                 Company, previously filed on August 15, 2006 as Exhibit
                 26(i)(2)(b) to the Securian Life Variable Universal Life
                 Account's Form N-6, File Number 333-132009, Pre-Effective
                 Amendment Number 1, is hereby incorporated by reference.

 26(j)           Not Applicable.

26(k)          Opinion and Consent of Timothy E. Wuestenhagen, Esq.

26(l)          Not Applicable.

26(m)          Not Applicable

26(n)          Consent of KPMG LLP.

26(o)          Not Applicable.

26(p)          Not Applicable.

26(q)          Redeemability exemption.

26(r) Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.